SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account A indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account A as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/JPMORGAN GROWTH STOCK(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT HIGH YIELD BOND(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT MICRO CAP(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
DELAWARE IVY VIP HIGH INCOME(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/MFS TECHNOLOGY(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/MFS UTILITIES SERIES(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/MID CAP INDEX(1)
EQ/AB DYNAMIC MODERATE GROWTH(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/MODERATE ALLOCATION(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/AB SUSTAINABLE U.S. THEMATIC(2)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/MONEY MARKET(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/BALANCED STRATEGY(1)	EQ/QUALITY BOND PLUS(1)
EQ/CAPITAL GROUP RESEARCH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	EQ/VALUE EQUITY(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/WELLINGTON ENERGY(1)
EQ/COMMON STOCK INDEX(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQUITABLE GROWTH MF/ETF(2)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQUITABLE MODERATE GROWTH MF/ETF(2)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(2)
EQ/CORE BOND INDEX(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/CORE PLUS BOND(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/EQUITY 500 INDEX(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	MULTIMANAGER CORE BOND(1)

FSA-2

EQ/GROWTH STRATEGY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	PRINCIPAL EQUITY INCOME ACCOUNT(3)
EQ/INTERNATIONAL EQUITY INDEX(1)	TARGET 2015 ALLOCATION(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	TARGET 2025 ALLOCATION(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	TARGET 2035 ALLOCATION(1)
EQ/INVESCO COMSTOCK(1)	TARGET 2045 ALLOCATION(1)
EQ/INVESCO GLOBAL(1)	TARGET 2055 ALLOCATION(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/JANUS ENTERPRISE(1)	VANECK VIP GLOBAL RESOURCES FUND(1)

(1)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period November 4, 2022 (commencement of operations) through December 31, 2022

(3)   Statement of operations and statement of changes in net assets for the year ended December 31, 2023

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Separate Account A since 1993.

FSA-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$833,752	$19,800,334	$118,782,954	$13,349,635	$1,582,492,521	$36,384,830
Receivable for shares of the Portfolios sold	—	1,630	—	6,335	278,494	9,487
Receivable for policy-related transactions	4,348	—	19,649	—	—	—

Total assets	838,100	19,801,964	118,802,603	13,355,970	1,582,771,015	36,394,317

Liabilities:
Payable for shares of the Portfolios purchased	4,341	—	19,649	—	—	—
Payable for policy-related transactions	—	1,553	—	6,336	278,518	9,485

Total liabilities	4,341	1,553	19,649	6,336	278,518	9,485

Net Assets	$833,759	$19,800,411	$118,782,954	$13,349,634	$1,582,492,497	$36,384,832

Net Assets:
Accumulation unit values	$833,475	$19,800,270	$118,747,847	$13,337,023	$1,582,314,013	$36,384,772
Retained by Equitable Financial in Separate Account No. A	284	141	35,107	12,611	178,484	60

Total Net Assets	$833,759	$19,800,411	$118,782,954	$13,349,634	$1,582,492,497	$36,384,832

Investments in shares of the Portfolios, at cost	$792,466	$19,934,041	$117,249,731	$12,959,185	$1,474,845,437	$35,737,524

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	DELAWARE IVY VIP HIGH INCOME
Assets:
Investments in shares of the Portfolios, at fair value	$1,189,128	$155,002,102	$80,417,886	$106,891,466	$90,193,493	$316,858,220
Receivable for shares of the Portfolios sold	—	—	76,054	—	30,253	—
Receivable for policy-related transactions	2,071	14,939	—	24,819	—	31,639

Total assets	1,191,199	155,017,041	80,493,940	106,916,285	90,223,746	316,889,859

Liabilities:
Payable for shares of the Portfolios purchased	2,058	14,938	—	24,815	—	31,639
Payable for policy-related transactions	—	—	76,038	—	30,191	—

Total liabilities	2,058	14,938	76,038	24,815	30,191	31,639

Net Assets	$1,189,141	$155,002,103	$80,417,902	$106,891,470	$90,193,555	$316,858,220

Net Assets:
Accumulation unit values	$1,189,093	$154,644,653	$80,397,676	$106,836,138	$90,188,574	$316,855,685
Retained by Equitable Financial in Separate Account No. A	48	357,450	20,226	55,332	4,981	2,535

Total Net Assets	$1,189,141	$155,002,103	$80,417,902	$106,891,470	$90,193,555	$316,858,220

Investments in shares of the Portfolios, at cost	$1,131,666	$157,505,646	$72,913,045	$91,954,113	$90,985,127	$306,393,335

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$33,876,547	$63,185,786	$16,485,437	$17,527,583	$20,118	$550,546,868
Receivable for shares of the Portfolios sold	—	—	—	—	1	249,401
Receivable for policy-related transactions	25,312	61,840	1,917	8,973	—	—

Total assets	33,901,859	63,247,626	16,487,354	17,536,556	20,119	550,796,269

Liabilities:
Payable for shares of the Portfolios purchased	25,311	61,840	1,916	8,973	—	—
Payable for policy-related transactions	—	—	—	—	1	249,401

Total liabilities	25,311	61,840	1,916	8,973	1	249,401

Net Assets	$33,876,548	$63,185,786	$16,485,438	$17,527,583	$20,118	$550,546,868

Net Assets:
Accumulation unit values	$33,871,279	$63,176,558	$16,483,994	$17,527,001	$20,073	$548,359,844
Contract in payout (annuitization) period	—	—	—	—	—	1,894,006
Retained by Equitable Financial in Separate Account No. A	5,269	9,228	1,444	582	45	293,018

Total Net Assets	$33,876,548	$63,185,786	$16,485,438	$17,527,583	$20,118	$550,546,868

Investments in shares of the Portfolios, at cost	$31,526,480	$58,338,898	$15,008,410	$16,438,457	$20,058	$496,234,269

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,492,339	$959,708,315	$77,342,792	$92,236,889	$247,165,785	$200,372,372
Receivable for shares of the Portfolios sold	—	—	—	—	22,475	19,369
Receivable for policy-related transactions	486	198,816	10,405	12,314	—	—

Total assets	3,492,825	959,907,131	77,353,197	92,249,203	247,188,260	200,391,741

Liabilities:
Payable for shares of the Portfolios purchased	380	198,816	10,405	12,314	—	—
Payable for policy-related transactions	—	—	—	—	22,476	19,395

Total liabilities	380	198,816	10,405	12,314	22,476	19,395

Net Assets	$3,492,445	$959,708,315	$77,342,792	$92,236,889	$247,165,784	$200,372,346

Net Assets:
Accumulation unit values	$3,492,445	$959,693,102	$77,302,114	$92,230,026	$247,091,336	$200,351,750
Retained by Equitable Financial in Separate Account No. A	—	15,213	40,678	6,863	74,448	20,596

Total Net Assets	$3,492,445	$959,708,315	$77,342,792	$92,236,889	$247,165,784	$200,372,346

Investments in shares of the Portfolios, at cost	$3,204,769	$897,290,875	$71,294,037	$87,750,303	$249,220,493	$189,015,671

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$318,445,831	$166,446,491	$48,552,037	$2,666,688,435	$86,452,953	$40,103,144
Receivable for shares of the Portfolios sold	35,259	28,177	29,652	105,380	9,486	—
Receivable for policy-related transactions	—	—	—	—	—	65

Total assets	318,481,090	166,474,668	48,581,689	2,666,793,815	86,462,439	40,103,209

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	65
Payable for policy-related transactions	35,254	28,177	29,652	158,907	10,335	—

Total liabilities	35,254	28,177	29,652	158,907	10,335	65

Net Assets	$318,445,836	$166,446,491	$48,552,037	$2,666,634,908	$86,452,104	$40,103,144

Net Assets:
Accumulation unit values	$318,293,307	$166,346,166	$48,537,047	$2,656,533,218	$86,447,010	$40,100,729
Contract in payout (annuitization) period	—	—	—	9,042,590	—	—
Retained by Equitable Financial in Separate Account No. A	152,529	100,325	14,990	1,059,100	5,094	2,415

Total Net Assets	$318,445,836	$166,446,491	$48,552,037	$2,666,634,908	$86,452,104	$40,103,144

Investments in shares of the Portfolios, at cost	$288,095,482	$135,748,936	$41,146,228	$2,309,725,781	$85,249,923	$38,429,311

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$14,408,360	$205,638,918	$130,153,114	$115,941,459	$33,375,409	$3,603,544,892
Receivable for shares of the Portfolios sold	8,171	35,376	—	17,674	—	—
Receivable for policy-related transactions	—	—	52,107	—	6,977	2,181,507

Total assets	14,416,531	205,674,294	130,205,221	115,959,133	33,382,386	3,605,726,399

Liabilities:
Payable for shares of the Portfolios purchased	—	—	52,106	—	6,977	1,471,924
Payable for policy-related transactions	8,163	35,376	—	17,672	—	—

Total liabilities	8,163	35,376	52,106	17,672	6,977	1,471,924

Net Assets	$14,408,368	$205,638,918	$130,153,115	$115,941,461	$33,375,409	$3,604,254,475

Net Assets:
Accumulation unit values	$14,408,218	$205,613,614	$130,145,185	$115,705,539	$33,375,224	$3,598,543,908
Contract in payout (annuitization) period	—	—	—	132,000	—	5,710,567
Retained by Equitable Financial in Separate Account No. A	150	25,304	7,930	103,922	185	—

Total Net Assets	$14,408,368	$205,638,918	$130,153,115	$115,941,461	$33,375,409	$3,604,254,475

Investments in shares of the Portfolios, at cost	$13,972,485	$201,160,185	$129,413,780	$117,079,011	$32,120,775	$3,060,118,488

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$726,238,988	$29,254,665	$22,600,047	$387,428,861	$91,433,302	$1,647,264
Receivable for shares of the Portfolios sold	20,573	1,553	9,625	80,500	—	52
Receivable for policy-related transactions	—	—	—	—	51,335	3

Total assets	726,259,561	29,256,218	22,609,672	387,509,361	91,484,637	1,647,319

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	51,334	—
Payable for policy-related transactions	20,574	1,476	9,626	80,500	—	—

Total liabilities	20,574	1,476	9,626	80,500	51,334	—

Net Assets	$726,238,987	$29,254,742	$22,600,046	$387,428,861	$91,433,303	$1,647,319

Net Assets:
Accumulation unit values	$726,219,779	$29,254,656	$22,595,916	$387,370,872	$91,432,285	$1,647,319
Retained by Equitable Financial in Separate Account No. A	19,208	86	4,130	57,989	1,018	—

Total Net Assets	$726,238,987	$29,254,742	$22,600,046	$387,428,861	$91,433,303	$1,647,319

Investments in shares of the Portfolios, at cost	$624,271,582	$27,514,034	$20,890,742	$350,310,822	$86,976,449	$1,426,170

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$41,661,842	$168,411,043	$489,003,001	$19,926,803	$172,553,331	$151,637,444
Receivable for shares of the Portfolios sold	—	—	—	1,795	—	—
Receivable for policy-related transactions	19,601	21,198	124,972	—	14,886	19,528

Total assets	41,681,443	168,432,241	489,127,973	19,928,598	172,568,217	151,656,972

Liabilities:
Payable for shares of the Portfolios purchased	19,598	21,198	124,972	—	14,885	19,529
Payable for policy-related transactions	—	—	—	1,796	—	—

Total liabilities	19,598	21,198	124,972	1,796	14,885	19,529

Net Assets	$41,661,845	$168,411,043	$489,003,001	$19,926,802	$172,553,332	$151,637,443

Net Assets:
Accumulation unit values	$41,428,938	$168,378,493	$487,849,752	$19,925,488	$172,543,313	$151,602,211
Contract in payout (annuitization) period	107,800	—	1,007,092	—	—	—
Retained by Equitable Financial in Separate Account No. A	125,107	32,550	146,157	1,314	10,019	35,232

Total Net Assets	$41,661,845	$168,411,043	$489,003,001	$19,926,802	$172,553,332	$151,637,443

Investments in shares of the Portfolios, at cost	$42,097,274	$151,266,027	$436,329,951	$18,314,257	$150,454,102	$148,808,468

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$335,959,005	$104,817,177	$601,769,176	$1,249,817,763	$421,467,612	$41,000,243
Receivable for shares of the Portfolios sold	—	—	220,836	—	—	51,703
Receivable for policy-related transactions	42,943	32,046	—	53,550	137,591	—

Total assets	336,001,948	104,849,223	601,990,012	1,249,871,313	421,605,203	41,051,946

Liabilities:
Payable for shares of the Portfolios purchased	42,943	32,047	—	53,549	137,591	—
Payable for policy-related transactions	—	—	220,765	—	—	51,704

Total liabilities	42,943	32,047	220,765	53,549	137,591	51,704

Net Assets	$335,959,005	$104,817,176	$601,769,247	$1,249,817,764	$421,467,612	$41,000,242

Net Assets:
Accumulation unit values	$335,956,511	$104,808,018	$601,689,561	$1,249,812,669	$421,450,205	$40,965,153
Retained by Equitable Financial in Separate Account No. A	2,494	9,158	79,686	5,095	17,407	35,089

Total Net Assets	$335,959,005	$104,817,176	$601,769,247	$1,249,817,764	$421,467,612	$41,000,242

Investments in shares of the Portfolios, at cost	$281,816,452	$102,880,334	$586,232,644	$1,158,554,387	$410,785,917	$38,725,152

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$660,369,889	$961,045,863	$183,909,066	$839,627,930	$278,208,563	$125,423,805
Receivable for shares of the Portfolios sold	161,312	248,451	13,637	10,889	177,281	665,214

Total assets	660,531,201	961,294,314	183,922,703	839,638,819	278,385,844	126,089,019

Liabilities:
Payable for policy-related transactions	161,337	248,450	13,637	10,885	177,305	665,213

Total liabilities	161,337	248,450	13,637	10,885	177,305	665,213

Net Assets	$660,369,864	$961,045,864	$183,909,066	$839,627,934	$278,208,539	$125,423,806

Net Assets:
Accumulation unit values	$660,245,728	$960,813,991	$183,902,291	$836,640,944	$278,189,994	$125,386,705
Contract in payout (annuitization) period	—	—	—	2,198,978	—	—
Retained by Equitable Financial in Separate Account No. A	124,136	231,873	6,775	788,012	18,545	37,101

Total Net Assets	$660,369,864	$961,045,864	$183,909,066	$839,627,934	$278,208,539	$125,423,806

Investments in shares of the Portfolios, at cost	$554,579,518	$852,261,449	$174,384,955	$797,093,293	$251,332,911	$107,345,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$389,450,063	$766,520,474	$309,132,972	$461,476,480	$139,534,486	$1,106,867,362
Receivable for shares of the Portfolios sold	6,820	114,689	—	—	53,212	—
Receivable for policy-related transactions	—	—	34,298	101,350	—	193,974

Total assets	389,456,883	766,635,163	309,167,270	461,577,830	139,587,698	1,107,061,336

Liabilities:
Payable for shares of the Portfolios purchased	—	—	34,298	100,627	—	193,973
Payable for policy-related transactions	6,821	114,688	—	—	52,761	—

Total liabilities	6,821	114,688	34,298	100,627	52,761	193,973

Net Assets	$389,450,062	$766,520,475	$309,132,972	$461,477,203	$139,534,937	$1,106,867,363

Net Assets:
Accumulation unit values	$389,415,494	$766,507,917	$309,132,255	$461,477,203	$139,534,937	$1,106,764,874
Retained by Equitable Financial in Separate Account No. A	34,568	12,558	717	—	—	102,489

Total Net Assets	$389,450,062	$766,520,475	$309,132,972	$461,477,203	$139,534,937	$1,106,867,363

Investments in shares of the Portfolios, at cost	$382,973,986	$718,412,257	$268,736,654	$349,477,986	$147,032,300	$1,034,075,906

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$485,558,591	$1,532,742,813	$136,408,321	$1,347,122,034	$111,867,180	$83,263,064
Receivable for shares of the Portfolios sold	123,001	525,579	—	212,613	35,253	—
Receivable for policy-related transactions	—	—	31,759	—	—	20,882

Total assets	485,681,592	1,533,268,392	136,440,080	1,347,334,647	111,902,433	83,283,946

Liabilities:
Payable for shares of the Portfolios purchased	—	—	31,759	—	—	20,882
Payable for policy-related transactions	122,997	1,193,156	—	212,439	35,238	—

Total liabilities	122,997	1,193,156	31,759	212,439	35,238	20,882

Net Assets	$485,558,595	$1,532,075,236	$136,408,321	$1,347,122,208	$111,867,195	$83,263,064

Net Assets:
Accumulation unit values	$485,530,499	$1,527,833,645	$136,394,418	$1,347,087,933	$111,413,550	$82,897,121
Contract in payout (annuitization) period	—	3,354,718	—	—	178,369	—
Retained by Equitable Financial in Separate Account No. A	28,096	886,873	13,903	34,275	275,276	365,943

Total Net Assets	$485,558,595	$1,532,075,236	$136,408,321	$1,347,122,208	$111,867,195	$83,263,064

Investments in shares of the Portfolios, at cost	$460,092,242	$1,496,425,665	$129,289,058	$1,285,695,111	$111,868,846	$69,355,906

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Assets:
Investments in shares of the Portfolios, at fair value	$61,099,519	$72,401,256	$60,044,028	$527,845,758	$883,813,996	$71,633,200
Receivable for shares of the Portfolios sold	20,113	4,473	6,127	—	38,257	—
Receivable for policy-related transactions	—	—	—	179,830	—	435,331

Total assets	61,119,632	72,405,729	60,050,155	528,025,588	883,852,253	72,068,531

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	179,832	—	435,331
Payable for policy-related transactions	19,686	4,474	6,126	—	38,250	—

Total liabilities	19,686	4,474	6,126	179,832	38,250	435,331

Net Assets	$61,099,946	$72,401,255	$60,044,029	$527,845,756	$883,814,003	$71,633,200

Net Assets:
Accumulation unit values	$61,095,594	$72,387,976	$59,666,043	$527,682,234	$883,782,096	$71,628,257
Contract in payout (annuitization) period	—	—	184,095	—	—	—
Retained by Equitable Financial in Separate Account No. A	4,352	13,279	193,891	163,522	31,907	4,943

Total Net Assets	$61,099,946	$72,401,255	$60,044,029	$527,845,756	$883,814,003	$71,633,200

Investments in shares of the Portfolios, at cost	$61,689,857	$72,268,433	$60,719,966	$484,428,596	$770,154,511	$68,648,796

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$20,793,988	$2,346,806	$1,957,017	$37,001,614	$100,421,530	$124,946,291
Receivable for policy-related transactions	10,979	21,931	2,182	11,571	134,501	33,028

Total assets	20,804,967	2,368,737	1,959,199	37,013,185	100,556,031	124,979,319

Liabilities:
Payable for shares of the Portfolios purchased	10,979	21,924	2,182	11,571	134,501	33,028

Total liabilities	10,979	21,924	2,182	11,571	134,501	33,028

Net Assets	$20,793,988	$2,346,813	$1,957,017	$37,001,614	$100,421,530	$124,946,291

Net Assets:
Accumulation unit values	$20,788,096	$2,346,813	$1,956,950	$36,997,557	$100,420,796	$124,942,878
Retained by Equitable Financial in Separate Account No. A	5,892	—	67	4,057	734	3,413

Total Net Assets	$20,793,988	$2,346,813	$1,957,017	$37,001,614	$100,421,530	$124,946,291

Investments in shares of the Portfolios, at cost	$20,109,915	$2,192,391	$1,869,845	$35,542,889	$100,194,708	$116,138,681

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$89,480,161	$59,474,217	$29,375,810	$18,642,132	$28,747,294	$62,026,240
Receivable for shares of the Portfolios sold	20,105	—	36,222	5,839	—	—
Receivable for policy-related transactions	—	3,873	—	—	4,742	770

Total assets	89,500,266	59,478,090	29,412,032	18,647,971	28,752,036	62,027,010

Liabilities:
Payable for shares of the Portfolios purchased	—	3,874	—	—	4,742	770
Payable for policy-related transactions	20,127	—	36,223	5,839	—	—

Total liabilities	20,127	3,874	36,223	5,839	4,742	770

Net Assets	$89,480,139	$59,474,216	$29,375,809	$18,642,132	$28,747,294	$62,026,240

Net Assets:
Accumulation unit values	$89,474,215	$59,471,761	$29,369,369	$18,639,940	$28,741,895	$62,022,578
Retained by Equitable Financial in Separate Account No. A	5,924	2,455	6,440	2,192	5,399	3,662

Total Net Assets	$89,480,139	$59,474,216	$29,375,809	$18,642,132	$28,747,294	$62,026,240

Investments in shares of the Portfolios, at cost	$90,380,899	$58,304,392	$26,741,344	$17,393,409	$26,424,940	$56,385,155

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PRINCIPAL EQUITY INCOME ACCOUNT	TARGET 2015 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$780,944,755	$91,363,909	$401,013,602	$13,185,469	$525,724	$13,813,108
Receivable for shares of the Portfolios sold	112,654	18,402	—	9,820	—	—
Receivable for policy-related transactions	—	—	2,607	—	176	56

Total assets	781,057,409	91,382,311	401,016,209	13,195,289	525,900	13,813,164

Liabilities:
Payable for shares of the Portfolios purchased	—	—	2,607	—	163	55
Payable for policy-related transactions	41,972	18,398	—	9,736	—	—

Total liabilities	41,972	18,398	2,607	9,736	163	55

Net Assets	$781,015,437	$91,363,913	$401,013,602	$13,185,553	$525,737	$13,813,109

Net Assets:
Accumulation unit values	$779,083,789	$91,332,712	$400,733,686	$13,180,461	$525,737	$13,797,001
Contract in payout (annuitization) period	805,756	—	—	—	—	—
Retained by Equitable Financial in Separate Account No. A	1,125,892	31,201	279,916	5,092	—	16,108

Total Net Assets	$781,015,437	$91,363,913	$401,013,602	$13,185,553	$525,737	$13,813,109

Investments in shares of the Portfolios, at cost	$658,279,818	$90,940,208	$333,761,174	$14,723,835	$507,498	$14,108,084

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$100,123,270	$181,985,629	$173,097,794	$88,098,041	$70,125,968	$30,091,867
Receivable for shares of the Portfolios sold	11,437	—	—	—	21,362	—
Receivable for policy-related transactions	—	80,879	34,911	116,053	—	2,861

Total assets	100,134,707	182,066,508	173,132,705	88,214,094	70,147,330	30,094,728

Liabilities:
Payable for shares of the Portfolios purchased	—	80,904	34,911	116,053	—	2,886
Payable for policy-related transactions	11,438	—	—	—	21,362	—

Total liabilities	11,438	80,904	34,911	116,053	21,362	2,886

Net Assets	$100,123,269	$181,985,604	$173,097,794	$88,098,041	$70,125,968	$30,091,842

Net Assets:
Accumulation unit values	$100,119,745	$181,958,229	$173,095,229	$88,096,135	$70,124,824	$30,091,249
Retained by Equitable Financial in Separate Account No. A	3,524	27,375	2,565	1,906	1,144	593

Total Net Assets	$100,123,269	$181,985,604	$173,097,794	$88,098,041	$70,125,968	$30,091,842

Investments in shares of the Portfolios, at cost	$97,397,760	$169,411,282	$159,624,348	$80,601,652	$68,648,169	$31,138,507

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	91,717

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	2,302,804

1290 VT EQUITY INCOME	IB	24,496,182

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,102,800

1290 VT GAMCO SMALL COMPANY VALUE	IB	22,618,307

1290 VT HIGH YIELD BOND	IB	4,169,724

1290 VT MICRO CAP	IB	137,316

1290 VT SMALL CAP VALUE	IB	14,681,114

1290 VT SMARTBETA EQUITY ESG	IB	4,687,484

1290 VT SOCIALLY RESPONSIBLE	IB	5,443,928

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	9,646,363

DELAWARE IVY VIP HIGH INCOME	CLASS II	107,409,567

EQ/400 MANAGED VOLATILITY	IB	1,497,677

EQ/500 MANAGED VOLATILITY	IB	2,166,313

EQ/2000 MANAGED VOLATILITY	IB	861,006

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,426,628

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	2,067

EQ/AB SMALL CAP GROWTH	IA	19,810,438

EQ/AB SMALL CAP GROWTH	IB	15,233,688

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	339,438

EQ/AGGRESSIVE ALLOCATION	IB	97,315,830

EQ/AGGRESSIVE GROWTH STRATEGY	IB	4,790,849

EQ/ALL ASSET GROWTH ALLOCATION	IB	5,203,226

EQ/AMERICAN CENTURY MID CAP VALUE	IB	11,456,921

EQ/BALANCED STRATEGY	IB	12,911,434

EQ/CAPITAL GROUP RESEARCH	IB	10,711,115

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	11,327,666

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	4,825,161

EQ/COMMON STOCK INDEX	IA	54,084,192

EQ/COMMON STOCK INDEX	IB	7,796,779

EQ/CONSERVATIVE ALLOCATION	IB	10,572,512

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,948,929

EQ/CONSERVATIVE STRATEGY	IB	1,264,626

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	25,042,591

EQ/CORE BOND INDEX	IB	14,113,178

EQ/CORE PLUS BOND	IA	19,217,760

EQ/CORE PLUS BOND	IB	13,955,915

The accompanying notes are an integral part of these financial statements.

FSA-21

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held
EQ/EMERGING MARKETS EQUITY PLUS	IB	3,799,577

EQ/EQUITY 500 INDEX	IA	24,390,811

EQ/EQUITY 500 INDEX	IB	27,129,754

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	14,176,582

EQ/FRANKLIN RISING DIVIDENDS	IB	650,746

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1,615,898

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	24,109,155

EQ/GOLDMAN SACHS MID CAP VALUE	IB	4,460,575

EQ/GROWTH STRATEGY	IA	88,814

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,318,054

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,072,627

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	15,270,913

EQ/INTERNATIONAL EQUITY INDEX	IA	31,849,677

EQ/INTERNATIONAL EQUITY INDEX	IB	13,984,738

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,421,346

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	12,701,572

EQ/INVESCO COMSTOCK	IB	7,532,646

EQ/INVESCO GLOBAL	IB	12,648,375

EQ/INVESCO GLOBAL REAL ASSETS	IB	6,961,997

EQ/JANUS ENTERPRISE	IB	30,114,041

EQ/JPMORGAN GROWTH STOCK	IB	22,258,030

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	22,063,901

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,846,618

EQ/LARGE CAP GROWTH INDEX	IB	30,957,262

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	32,859,376

EQ/LARGE CAP VALUE INDEX	IB	18,504,727

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	42,095,594

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5,131,768

EQ/LAZARD EMERGING MARKETS EQUITY	IB	14,258,581

EQ/LOOMIS SAYLES GROWTH	IB	12,158,587

EQ/MFS INTERNATIONAL GROWTH	IB	53,377,433

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	23,670,911

EQ/MFS MID CAP FOCUSED GROWTH	IB	17,475,910

EQ/MFS TECHNOLOGY	IB	14,514,479

EQ/MFS UTILITIES SERIES	IB	4,101,647

EQ/MID CAP INDEX	IB	72,829,875

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	30,322,532

EQ/MODERATE ALLOCATION	IA	78,703,166

EQ/MODERATE ALLOCATION	IB	49,994,971

The accompanying notes are an integral part of these financial statements.

FSA-22

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held
EQ/MODERATE GROWTH STRATEGY	IB	8,392,417

EQ/MODERATE-PLUS ALLOCATION	IB	144,420,348

EQ/MONEY MARKET	IA	50,593,183

EQ/MONEY MARKET	IB	61,223,223

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	11,526,141

EQ/PIMCO GLOBAL REAL RETURN	IB	8,200,626

EQ/PIMCO ULTRA SHORT BOND	IB	7,430,612

EQ/QUALITY BOND PLUS	IA	5,564,046

EQ/QUALITY BOND PLUS	IB	2,224,500

EQ/SMALL COMPANY INDEX	IB	47,664,039

EQ/VALUE EQUITY	IB	40,153,056

EQ/WELLINGTON ENERGY	IB	17,853,848

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	1,780,046

EQUITABLE GROWTH MF/ETF	IB	239,317

EQUITABLE MODERATE GROWTH MF/ETF	IB	204,985

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	1,547,537

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	9,281,103

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	3,601,796

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	3,729,894

INVESCO V.I. HIGH YIELD FUND	SERIES II	12,845,403

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	3,128,415

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,203,495

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	814,833

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	2,806,617

MULTIMANAGER AGGRESSIVE EQUITY	IA	10,890,902

MULTIMANAGER AGGRESSIVE EQUITY	IB	826,290

MULTIMANAGER CORE BOND	IB	10,588,273

MULTIMANAGER TECHNOLOGY	IB	12,309,839

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	2,414,921

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	19,300

TARGET 2015 ALLOCATION	IB	2,032,224

TARGET 2025 ALLOCATION	IB	9,664,408

TARGET 2035 ALLOCATION	IB	13,683,036

TARGET 2045 ALLOCATION	IB	12,260,188

TARGET 2055 ALLOCATION	IB	5,912,452

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	5,461,524

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	1,183,787

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-23

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$113.95	—
1290 VT CONVERTIBLE SECURITIES	0.25%	IB	$113.62	—
1290 VT CONVERTIBLE SECURITIES	0.50%	IB	$113.28	—
1290 VT CONVERTIBLE SECURITIES	0.80%	IB	$112.88	—
1290 VT CONVERTIBLE SECURITIES	0.90%	IB	$112.75	—
1290 VT CONVERTIBLE SECURITIES	0.95%	IB	$112.68	—
1290 VT CONVERTIBLE SECURITIES	1.10%	IB	$112.48	—
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$112.35	—
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$139.28	1
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$138.92	4
1290 VT CONVERTIBLE SECURITIES	1.34%	IB	$112.16	1

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$110.73	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.25%	IB	$107.59	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	IB	$105.29	17
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	IB	$103.47	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	IB	$102.58	9
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	IB	$101.69	13
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$100.81	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$ 99.93	5
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$ 99.06	138
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$ 98.63	15

1290 VT EQUITY INCOME	0.00%	IB	$192.17	—
1290 VT EQUITY INCOME	0.25%	IB	$354.25	—
1290 VT EQUITY INCOME	0.50%	IB	$337.58	25
1290 VT EQUITY INCOME	0.70%	IB	$324.76	3
1290 VT EQUITY INCOME	0.80%	IB	$466.57	1
1290 VT EQUITY INCOME	0.90%	IB	$312.43	20
1290 VT EQUITY INCOME	0.95%	IB	$309.42	8
1290 VT EQUITY INCOME	1.00%	IB	$306.44	—
1290 VT EQUITY INCOME	1.10%	IB	$300.54	4
1290 VT EQUITY INCOME	1.20%	IB	$294.74	109
1290 VT EQUITY INCOME	1.25%	IB	$210.10	18
1290 VT EQUITY INCOME	1.30%	IB	$236.00	2
1290 VT EQUITY INCOME	1.34%	IB	$286.83	220
1290 VT EQUITY INCOME	1.35%	IB	$286.26	—
1290 VT EQUITY INCOME	1.45%	IB	$280.73	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$203.68	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	IB	$196.16	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$188.93	5
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	IB	$187.16	4
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$181.94	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$178.53	3
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$142.18	7
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$154.32	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$173.80	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$173.87	54
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$173.54	—

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	IB	$170.29	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$215.02	31
1290 VT GAMCO SMALL COMPANY VALUE	0.25%	IB	$647.84	9
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	IB	$308.52	15
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	IB	$617.37	17
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	IB	$593.92	13
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$687.96	24
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$571.37	147
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	IB	$565.86	18
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$560.42	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$549.63	44
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$539.02	1,448
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$341.47	147
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$402.38	4
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	IB	$524.55	1,099
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$523.52	1
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	IB	$513.41	—

1290 VT HIGH YIELD BOND	0.00%	IB	$142.20	1
1290 VT HIGH YIELD BOND	0.25%	IB	$144.10	2
1290 VT HIGH YIELD BOND	0.50%	IB	$140.31	4
1290 VT HIGH YIELD BOND	0.70%	IB	$137.33	1
1290 VT HIGH YIELD BOND	0.80%	IB	$135.87	3
1290 VT HIGH YIELD BOND	0.90%	IB	$134.42	8
1290 VT HIGH YIELD BOND	0.95%	IB	$133.70	4
1290 VT HIGH YIELD BOND	1.00%	IB	$132.99	—
1290 VT HIGH YIELD BOND	1.10%	IB	$131.56	4
1290 VT HIGH YIELD BOND	1.20%	IB	$130.15	158
1290 VT HIGH YIELD BOND	1.25%	IB	$129.45	35
1290 VT HIGH YIELD BOND	1.34%	IB	$128.20	58

1290 VT MICRO CAP	1.20%	IB	$141.88	—
1290 VT MICRO CAP	1.25%	IB	$141.51	8

1290 VT SMALL CAP VALUE	0.00%	IB	$216.05	—
1290 VT SMALL CAP VALUE	0.25%	IB	$194.14	—
1290 VT SMALL CAP VALUE	0.50%	IB	$189.99	12
1290 VT SMALL CAP VALUE	0.70%	IB	$186.71	2
1290 VT SMALL CAP VALUE	0.80%	IB	$185.10	3
1290 VT SMALL CAP VALUE	0.90%	IB	$ 21.99	6
1290 VT SMALL CAP VALUE	0.90%	IB	$183.50	24
1290 VT SMALL CAP VALUE	0.95%	IB	$193.18	19
1290 VT SMALL CAP VALUE	1.00%	IB	$181.91	1
1290 VT SMALL CAP VALUE	1.10%	IB	$180.33	3
1290 VT SMALL CAP VALUE	1.20%	IB	$178.76	122
1290 VT SMALL CAP VALUE	1.25%	IB	$177.98	14
1290 VT SMALL CAP VALUE	1.30%	IB	$190.73	—
1290 VT SMALL CAP VALUE	1.34%	IB	$ 21.63	20
1290 VT SMALL CAP VALUE	1.34%	IB	$176.59	666
1290 VT SMALL CAP VALUE	1.35%	IB	$ 21.62	—
1290 VT SMALL CAP VALUE	1.45%	IB	$189.69	—

1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$210.55	—
1290 VT SMARTBETA EQUITY ESG	0.25%	IB	$196.99	1

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SMARTBETA EQUITY ESG	0.40%	IB	$107.09	—
1290 VT SMARTBETA EQUITY ESG	0.50%	IB	$192.78	3
1290 VT SMARTBETA EQUITY ESG	0.70%	IB	$189.45	2
1290 VT SMARTBETA EQUITY ESG	0.80%	IB	$187.81	5
1290 VT SMARTBETA EQUITY ESG	0.90%	IB	$186.19	21
1290 VT SMARTBETA EQUITY ESG	0.95%	IB	$147.97	5
1290 VT SMARTBETA EQUITY ESG	1.00%	IB	$184.58	—
1290 VT SMARTBETA EQUITY ESG	1.10%	IB	$182.98	6
1290 VT SMARTBETA EQUITY ESG	1.20%	IB	$181.38	217
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$180.59	13
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$146.09	5
1290 VT SMARTBETA EQUITY ESG	1.34%	IB	$179.18	166
1290 VT SMARTBETA EQUITY ESG	1.45%	IB	$145.29	—

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$257.30	32
1290 VT SOCIALLY RESPONSIBLE	0.25%	IB	$344.24	—
1290 VT SOCIALLY RESPONSIBLE	0.40%	IB	$381.00	4
1290 VT SOCIALLY RESPONSIBLE	0.50%	IB	$324.71	3
1290 VT SOCIALLY RESPONSIBLE	0.70%	IB	$349.91	1
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$676.16	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$333.14	10
1290 VT SOCIALLY RESPONSIBLE	0.95%	IB	$421.91	2
1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$325.06	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$317.14	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$309.39	130
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$308.06	5
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$337.75	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	IB	$298.89	162
1290 VT SOCIALLY RESPONSIBLE	1.45%	IB	$376.99	—

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.00%	CLASS 4	$113.23	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.25%	CLASS 4	$113.26	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.40%	CLASS 4	$ 90.14	1
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.50%	CLASS 4	$110.28	28
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.70%	CLASS 4	$107.94	15
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.80%	CLASS 4	$106.79	22
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.90%	CLASS 4	$105.65	53
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.95%	CLASS 4	$105.09	20
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.00%	CLASS 4	$104.53	2
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.10%	CLASS 4	$103.41	23
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.20%	CLASS 4	$102.30	481

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.25%	CLASS 4	$101.75	88
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.34%	CLASS 4	$100.77	144
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.45%	CLASS 4	$ 99.58	—

DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$142.87	1
DELAWARE IVY VIP HIGH INCOME	0.25%	CLASS II	$204.78	2
DELAWARE IVY VIP HIGH INCOME	0.40%	CLASS II	$ 99.80	3
DELAWARE IVY VIP HIGH INCOME	0.50%	CLASS II	$198.06	34
DELAWARE IVY VIP HIGH INCOME	0.70%	CLASS II	$192.81	15
DELAWARE IVY VIP HIGH INCOME	0.80%	CLASS II	$190.24	43
DELAWARE IVY VIP HIGH INCOME	0.90%	CLASS II	$187.71	145
DELAWARE IVY VIP HIGH INCOME	0.95%	CLASS II	$186.45	16
DELAWARE IVY VIP HIGH INCOME	1.00%	CLASS II	$185.20	1
DELAWARE IVY VIP HIGH INCOME	1.10%	CLASS II	$182.72	24
DELAWARE IVY VIP HIGH INCOME	1.20%	CLASS II	$180.27	940
DELAWARE IVY VIP HIGH INCOME	1.25%	CLASS II	$179.07	210
DELAWARE IVY VIP HIGH INCOME	1.34%	CLASS II	$176.90	319
DELAWARE IVY VIP HIGH INCOME	1.45%	CLASS II	$155.45	—

EQ/400 MANAGED VOLATILITY	0.00%	IB	$201.27	1
EQ/400 MANAGED VOLATILITY	0.25%	IB	$317.08	—
EQ/400 MANAGED VOLATILITY	0.40%	IB	$288.33	6
EQ/400 MANAGED VOLATILITY	0.50%	IB	$306.38	1
EQ/400 MANAGED VOLATILITY	0.70%	IB	$336.06	—
EQ/400 MANAGED VOLATILITY	0.80%	IB	$293.96	1
EQ/400 MANAGED VOLATILITY	0.90%	IB	$289.94	2
EQ/400 MANAGED VOLATILITY	0.90%	IB	$327.16	6
EQ/400 MANAGED VOLATILITY	0.95%	IB	$324.97	—
EQ/400 MANAGED VOLATILITY	1.00%	IB	$285.97	—
EQ/400 MANAGED VOLATILITY	1.10%	IB	$282.04	15
EQ/400 MANAGED VOLATILITY	1.20%	IB	$278.15	54
EQ/400 MANAGED VOLATILITY	1.20%	IB	$314.20	—
EQ/400 MANAGED VOLATILITY	1.25%	IB	$312.10	2
EQ/400 MANAGED VOLATILITY	1.34%	IB	$308.33	28
EQ/400 MANAGED VOLATILITY	1.45%	IB	$230.18	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$249.25	4
EQ/500 MANAGED VOLATILITY	0.25%	IB	$402.28	—
EQ/500 MANAGED VOLATILITY	0.50%	IB	$388.71	1
EQ/500 MANAGED VOLATILITY	0.70%	IB	$378.14	—
EQ/500 MANAGED VOLATILITY	0.70%	IB	$422.29	—
EQ/500 MANAGED VOLATILITY	0.80%	IB	$372.96	1
EQ/500 MANAGED VOLATILITY	0.90%	IB	$367.85	4
EQ/500 MANAGED VOLATILITY	0.90%	IB	$411.11	9
EQ/500 MANAGED VOLATILITY	0.95%	IB	$408.36	1
EQ/500 MANAGED VOLATILITY	1.00%	IB	$362.82	1
EQ/500 MANAGED VOLATILITY	1.10%	IB	$357.83	15
EQ/500 MANAGED VOLATILITY	1.20%	IB	$352.90	84
EQ/500 MANAGED VOLATILITY	1.20%	IB	$394.83	2
EQ/500 MANAGED VOLATILITY	1.25%	IB	$392.19	8
EQ/500 MANAGED VOLATILITY	1.34%	IB	$387.45	44

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$180.01	1
EQ/2000 MANAGED VOLATILITY	0.25%	IB	$263.41	1
EQ/2000 MANAGED VOLATILITY	0.50%	IB	$254.52	1
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$247.60	—
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$291.80	—
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$244.21	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$240.87	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$284.08	5
EQ/2000 MANAGED VOLATILITY	0.95%	IB	$282.17	1
EQ/2000 MANAGED VOLATILITY	1.00%	IB	$237.57	—
EQ/2000 MANAGED VOLATILITY	1.10%	IB	$234.30	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$231.07	41
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$272.82	—
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$271.00	1
EQ/2000 MANAGED VOLATILITY	1.34%	IB	$267.72	13

EQ/AB DYNAMIC MODERATE GROWTH	0.25%	IB	$176.28	—
EQ/AB DYNAMIC MODERATE GROWTH	0.50%	IB	$171.21	1
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	IB	$167.25	—
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	IB	$165.30	1
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	IB	$163.37	3
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	IB	$162.42	1
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$161.47	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$159.58	8
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$157.70	60
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$156.78	11
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	IB	$155.13	24

EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$ 97.50	—

EQ/AB SMALL CAP GROWTH	0.70%	IA	$541.95	4
EQ/AB SMALL CAP GROWTH	0.90%	IA	$661.31	22
EQ/AB SMALL CAP GROWTH	1.20%	IA	$609.91	5
EQ/AB SMALL CAP GROWTH	1.34%	IA	$587.31	522
EQ/AB SMALL CAP GROWTH	1.35%	IA	$585.71	2
EQ/AB SMALL CAP GROWTH	1.45%	IA	$418.74	1
EQ/AB SMALL CAP GROWTH	0.00%	IB	$207.33	2
EQ/AB SMALL CAP GROWTH	0.25%	IB	$383.75	5
EQ/AB SMALL CAP GROWTH	0.40%	IB	$ 88.74	—
EQ/AB SMALL CAP GROWTH	0.50%	IB	$362.02	32
EQ/AB SMALL CAP GROWTH	0.70%	IB	$582.18	—
EQ/AB SMALL CAP GROWTH	0.80%	IB	$634.42	8
EQ/AB SMALL CAP GROWTH	0.90%	IB	$467.69	7
EQ/AB SMALL CAP GROWTH	0.95%	IB	$547.55	20
EQ/AB SMALL CAP GROWTH	1.00%	IB	$590.19	1
EQ/AB SMALL CAP GROWTH	1.10%	IB	$527.72	9
EQ/AB SMALL CAP GROWTH	1.20%	IB	$431.91	336
EQ/AB SMALL CAP GROWTH	1.25%	IB	$272.69	133
EQ/AB SMALL CAP GROWTH	1.30%	IB	$326.02	2

EQ/AB SUSTAINABLE U.S. THEMATIC	0.90%	IB	$124.94	—
EQ/AB SUSTAINABLE U.S. THEMATIC	1.00%	IB	$124.79	—
EQ/AB SUSTAINABLE U.S. THEMATIC	1.10%	IB	$124.64	—
EQ/AB SUSTAINABLE U.S. THEMATIC	1.20%	IB	$124.50	13

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SUSTAINABLE U.S. THEMATIC	1.25%	IB	$124.42	—
EQ/AB SUSTAINABLE U.S. THEMATIC	1.34%	IB	$124.29	15

EQ/AGGRESSIVE ALLOCATION	0.00%	IB	$191.81	7
EQ/AGGRESSIVE ALLOCATION	0.25%	IB	$364.32	18
EQ/AGGRESSIVE ALLOCATION	0.40%	IB	$100.77	1
EQ/AGGRESSIVE ALLOCATION	0.50%	IB	$346.29	60
EQ/AGGRESSIVE ALLOCATION	0.70%	IB	$332.44	7
EQ/AGGRESSIVE ALLOCATION	0.80%	IB	$398.71	21
EQ/AGGRESSIVE ALLOCATION	0.90%	IB	$319.16	319
EQ/AGGRESSIVE ALLOCATION	0.95%	IB	$315.92	50
EQ/AGGRESSIVE ALLOCATION	1.00%	IB	$312.72	4
EQ/AGGRESSIVE ALLOCATION	1.10%	IB	$306.38	82
EQ/AGGRESSIVE ALLOCATION	1.20%	IB	$300.15	1,276
EQ/AGGRESSIVE ALLOCATION	1.25%	IB	$183.79	26
EQ/AGGRESSIVE ALLOCATION	1.30%	IB	$206.10	5
EQ/AGGRESSIVE ALLOCATION	1.34%	IB	$291.67	1,327
EQ/AGGRESSIVE ALLOCATION	1.35%	IB	$291.06	1
EQ/AGGRESSIVE ALLOCATION	1.45%	IB	$285.15	—

EQ/AGGRESSIVE GROWTH STRATEGY	0.00%	IB	$141.15	—
EQ/AGGRESSIVE GROWTH STRATEGY	0.25%	IB	$139.88	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.50%	IB	$138.62	11
EQ/AGGRESSIVE GROWTH STRATEGY	0.70%	IB	$137.62	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.80%	IB	$137.12	18
EQ/AGGRESSIVE GROWTH STRATEGY	0.90%	IB	$136.62	15
EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	IB	$136.37	17
EQ/AGGRESSIVE GROWTH STRATEGY	1.00%	IB	$136.12	—
EQ/AGGRESSIVE GROWTH STRATEGY	1.10%	IB	$135.63	14
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	IB	$135.13	178
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	IB	$134.89	18
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$134.64	10
EQ/AGGRESSIVE GROWTH STRATEGY	1.34%	IB	$134.44	289

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$166.28	—
EQ/ALL ASSET GROWTH ALLOCATION	0.25%	IB	$239.94	—
EQ/ALL ASSET GROWTH ALLOCATION	0.50%	IB	$231.49	2
EQ/ALL ASSET GROWTH ALLOCATION	0.70%	IB	$224.92	2
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	IB	$221.70	1
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	IB	$218.53	13
EQ/ALL ASSET GROWTH ALLOCATION	0.95%	IB	$216.96	3
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$215.40	2
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	IB	$212.31	10
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	IB	$209.25	293
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$207.75	11
EQ/ALL ASSET GROWTH ALLOCATION	1.34%	IB	$205.06	105
EQ/ALL ASSET GROWTH ALLOCATION	1.45%	IB	$201.81	—

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$197.22	24
EQ/AMERICAN CENTURY MID CAP VALUE	0.25%	IB	$352.32	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.40%	IB	$161.35	2
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	IB	$340.43	26
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	IB	$331.17	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$326.63	28

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$ 17.03	10
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$322.16	26
EQ/AMERICAN CENTURY MID CAP VALUE	0.95%	IB	$158.17	18
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$317.75	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$313.38	8
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$309.06	532
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$140.52	35
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$156.16	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	IB	$ 16.75	5
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	IB	$155.93	258
EQ/AMERICAN CENTURY MID CAP VALUE	1.35%	IB	$ 16.74	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.45%	IB	$155.31	—

EQ/BALANCED STRATEGY	0.00%	IB	$149.83	1
EQ/BALANCED STRATEGY	0.25%	IB	$179.17	1
EQ/BALANCED STRATEGY	0.40%	IB	$ 97.99	6
EQ/BALANCED STRATEGY	0.50%	IB	$174.02	55
EQ/BALANCED STRATEGY	0.70%	IB	$169.98	1
EQ/BALANCED STRATEGY	0.80%	IB	$168.00	3
EQ/BALANCED STRATEGY	0.90%	IB	$166.05	20
EQ/BALANCED STRATEGY	0.95%	IB	$165.08	17
EQ/BALANCED STRATEGY	1.00%	IB	$164.11	1
EQ/BALANCED STRATEGY	1.10%	IB	$162.19	22
EQ/BALANCED STRATEGY	1.20%	IB	$160.29	221
EQ/BALANCED STRATEGY	1.25%	IB	$159.35	67
EQ/BALANCED STRATEGY	1.25%	IB	$191.24	62
EQ/BALANCED STRATEGY	1.30%	IB	$ 95.73	6
EQ/BALANCED STRATEGY	1.30%	IB	$189.85	331
EQ/BALANCED STRATEGY	1.34%	IB	$157.67	366
EQ/BALANCED STRATEGY	1.45%	IB	$155.63	1

EQ/CAPITAL GROUP RESEARCH	0.50%	IB	$506.59	—
EQ/CAPITAL GROUP RESEARCH	0.70%	IB	$538.86	1
EQ/CAPITAL GROUP RESEARCH	0.90%	IB	$513.06	12
EQ/CAPITAL GROUP RESEARCH	0.95%	IB	$506.80	15
EQ/CAPITAL GROUP RESEARCH	1.10%	IB	$488.44	2
EQ/CAPITAL GROUP RESEARCH	1.20%	IB	$476.52	75
EQ/CAPITAL GROUP RESEARCH	1.25%	IB	$332.34	231
EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$361.18	1
EQ/CAPITAL GROUP RESEARCH	1.34%	IB	$460.36	412
EQ/CAPITAL GROUP RESEARCH	1.35%	IB	$459.21	—
EQ/CAPITAL GROUP RESEARCH	1.45%	IB	$448.00	1

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.70%	IB	$472.69	3
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.90%	IB	$450.05	16
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.95%	IB	$444.56	14
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	IB	$428.45	7
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.20%	IB	$417.99	22
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	IB	$421.53	21
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$480.43	1
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.34%	IB	$403.82	322
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.35%	IB	$402.81	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.45%	IB	$392.98	—

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.00%	IB	$ 240.04	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.25%	IB	$ 329.27	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.40%	IB	$ 97.42	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	IB	$ 315.29	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	IB	$ 304.48	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	IB	$ 528.00	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	IB	$ 294.05	9
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	IB	$ 291.50	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$ 288.97	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$ 283.95	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$ 279.01	46
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$ 237.36	7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$ 265.93	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	IB	$ 272.26	102
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	IB	$ 267.04	—

EQ/COMMON STOCK INDEX	0.70%	IA	$ 531.32	12
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,771.07	17
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,918.43	9
EQ/COMMON STOCK INDEX	0.90%	IA	$ 730.61	43
EQ/COMMON STOCK INDEX	1.20%	IA	$ 575.79	8
EQ/COMMON STOCK INDEX	1.35%	IA	$ 866.30	433
EQ/COMMON STOCK INDEX	1.35%	IA	$ 905.15	6
EQ/COMMON STOCK INDEX+	1.40%	IA	$1,164.32	1,589
EQ/COMMON STOCK INDEX	1.45%	IA	$ 343.57	8
EQ/COMMON STOCK INDEX	0.00%	IB	$ 251.55	2
EQ/COMMON STOCK INDEX	0.25%	IB	$ 368.67	3
EQ/COMMON STOCK INDEX	0.40%	IB	$ 360.20	10
EQ/COMMON STOCK INDEX	0.50%	IB	$ 347.80	4
EQ/COMMON STOCK INDEX	0.70%	IB	$ 350.15	7
EQ/COMMON STOCK INDEX	0.80%	IB	$ 674.66	3
EQ/COMMON STOCK INDEX	0.90%	IB	$ 349.18	8
EQ/COMMON STOCK INDEX	0.90%	IB	$ 390.77	30
EQ/COMMON STOCK INDEX	0.95%	IB	$ 329.33	76
EQ/COMMON STOCK INDEX	1.00%	IB	$ 563.05	1
EQ/COMMON STOCK INDEX	1.10%	IB	$ 317.40	19
EQ/COMMON STOCK INDEX	1.20%	IB	$ 354.34	622
EQ/COMMON STOCK INDEX	1.25%	IB	$ 278.66	196
EQ/COMMON STOCK INDEX	1.30%	IB	$ 309.52	5

EQ/CONSERVATIVE ALLOCATION	0.00%	IB	$ 120.15	1
EQ/CONSERVATIVE ALLOCATION	0.25%	IB	$ 171.66	2
EQ/CONSERVATIVE ALLOCATION	0.40%	IB	$ 93.91	—
EQ/CONSERVATIVE ALLOCATION	0.50%	IB	$ 163.17	10
EQ/CONSERVATIVE ALLOCATION	0.70%	IB	$ 156.64	3
EQ/CONSERVATIVE ALLOCATION	0.80%	IB	$ 150.62	1
EQ/CONSERVATIVE ALLOCATION	0.90%	IB	$ 150.38	50
EQ/CONSERVATIVE ALLOCATION	0.95%	IB	$ 148.86	27
EQ/CONSERVATIVE ALLOCATION	1.00%	IB	$ 147.35	1
EQ/CONSERVATIVE ALLOCATION	1.10%	IB	$ 144.36	21
EQ/CONSERVATIVE ALLOCATION	1.20%	IB	$ 141.43	215
EQ/CONSERVATIVE ALLOCATION	1.25%	IB	$ 121.19	107
EQ/CONSERVATIVE ALLOCATION	1.30%	IB	$ 124.20	4

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE ALLOCATION	1.34%	IB	$137.43	184
EQ/CONSERVATIVE ALLOCATION	1.35%	IB	$137.15	—
EQ/CONSERVATIVE ALLOCATION	1.45%	IB	$134.36	—

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$139.12	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.25%	IB	$160.33	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	IB	$155.72	24
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	IB	$152.12	2
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	IB	$150.34	1
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	IB	$148.59	4
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	IB	$147.72	2
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	IB	$146.86	—
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	IB	$145.14	6
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	IB	$143.44	64
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$142.60	90
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$168.56	14
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$167.34	29
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	IB	$141.09	33

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$119.62	—
EQ/CONSERVATIVE STRATEGY	0.25%	IB	$127.70	—
EQ/CONSERVATIVE STRATEGY	0.50%	IB	$124.03	31
EQ/CONSERVATIVE STRATEGY	0.70%	IB	$121.15	—
EQ/CONSERVATIVE STRATEGY	0.80%	IB	$119.74	—
EQ/CONSERVATIVE STRATEGY	0.90%	IB	$118.35	3
EQ/CONSERVATIVE STRATEGY	0.95%	IB	$117.65	1
EQ/CONSERVATIVE STRATEGY	1.10%	IB	$115.60	4
EQ/CONSERVATIVE STRATEGY	1.20%	IB	$114.24	30
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$113.57	16
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$128.44	4
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$127.50	15
EQ/CONSERVATIVE STRATEGY	1.34%	IB	$112.37	17

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	IB	$137.99	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.25%	IB	$212.93	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	IB	$202.40	20
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	IB	$194.31	5
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	IB	$200.75	3
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	IB	$186.54	121
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	IB	$184.65	20
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	IB	$182.78	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	IB	$179.07	28
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	IB	$175.43	504
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	IB	$138.55	99
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	IB	$145.43	7
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	IB	$170.47	381
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	IB	$170.12	—
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	IB	$166.66	—

EQ/CORE BOND INDEX	0.00%	IB	$107.64	—
EQ/CORE BOND INDEX	0.25%	IB	$142.51	—
EQ/CORE BOND INDEX	0.40%	IB	$106.28	14
EQ/CORE BOND INDEX	0.50%	IB	$134.84	12
EQ/CORE BOND INDEX	0.70%	IB	$128.98	10

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	0.80%	IB	$ 117.84	8
EQ/CORE BOND INDEX	0.90%	IB	$ 123.37	78
EQ/CORE BOND INDEX	0.95%	IB	$ 122.00	52
EQ/CORE BOND INDEX	1.00%	IB	$ 120.66	2
EQ/CORE BOND INDEX	1.10%	IB	$ 117.99	17
EQ/CORE BOND INDEX	1.20%	IB	$ 115.38	435
EQ/CORE BOND INDEX	1.25%	IB	$ 98.20	42
EQ/CORE BOND INDEX	1.30%	IB	$ 97.87	2
EQ/CORE BOND INDEX	1.34%	IB	$ 111.83	466
EQ/CORE BOND INDEX	1.35%	IB	$ 111.58	—
EQ/CORE BOND INDEX	1.45%	IB	$ 109.11	—

EQ/CORE PLUS BOND	0.70%	IA	$ 127.78	4
EQ/CORE PLUS BOND	0.90%	IA	$ 162.24	48
EQ/CORE PLUS BOND	1.20%	IA	$ 130.72	3
EQ/CORE PLUS BOND	1.34%	IA	$ 169.92	340
EQ/CORE PLUS BOND	1.35%	IA	$ 180.88	2
EQ/CORE PLUS BOND	1.45%	IA	$ 97.99	—
EQ/CORE PLUS BOND	0.00%	IB	$ 113.59	—
EQ/CORE PLUS BOND	0.25%	IB	$ 155.22	—
EQ/CORE PLUS BOND	0.40%	IB	$ 88.08	2
EQ/CORE PLUS BOND	0.50%	IB	$ 146.43	9
EQ/CORE PLUS BOND	0.70%	IB	$ 133.64	1
EQ/CORE PLUS BOND	0.80%	IB	$ 136.21	6
EQ/CORE PLUS BOND	0.90%	IB	$ 109.72	12
EQ/CORE PLUS BOND	0.95%	IB	$ 125.70	48
EQ/CORE PLUS BOND	1.00%	IB	$ 146.02	1
EQ/CORE PLUS BOND	1.10%	IB	$ 121.14	26
EQ/CORE PLUS BOND	1.20%	IB	$ 101.19	300
EQ/CORE PLUS BOND	1.25%	IB	$ 93.82	52
EQ/CORE PLUS BOND	1.30%	IB	$ 97.36	3

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$ 138.63	—
EQ/EMERGING MARKETS EQUITY PLUS	0.25%	IB	$ 111.62	1
EQ/EMERGING MARKETS EQUITY PLUS	0.40%	IB	$ 84.82	5
EQ/EMERGING MARKETS EQUITY PLUS	0.50%	IB	$ 108.68	4
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	IB	$ 106.38	2
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	IB	$ 105.24	5
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	IB	$ 104.12	14
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	IB	$ 103.56	2
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$ 103.01	3
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$ 101.91	5
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$ 100.81	181
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$ 100.27	18
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	IB	$ 99.30	92
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	IB	$ 98.13	—

EQ/EQUITY 500 INDEX	0.70%	IA	$ 609.68	27
EQ/EQUITY 500 INDEX	0.90%	IA	$ 839.37	144
EQ/EQUITY 500 INDEX	1.20%	IA	$ 662.89	24
EQ/EQUITY 500 INDEX	1.34%	IA	$1,069.63	1,447
EQ/EQUITY 500 INDEX	1.35%	IA	$1,066.40	4
EQ/EQUITY 500 INDEX	1.45%	IA	$ 397.63	3
EQ/EQUITY 500 INDEX	0.00%	IB	$ 262.69	17

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	0.25%	IB	$430.28	20
EQ/EQUITY 500 INDEX	0.40%	IB	$374.06	58
EQ/EQUITY 500 INDEX	0.50%	IB	$405.93	39
EQ/EQUITY 500 INDEX	0.70%	IB	$399.76	10
EQ/EQUITY 500 INDEX	0.80%	IB	$690.12	25
EQ/EQUITY 500 INDEX	0.90%	IB	$450.35	67
EQ/EQUITY 500 INDEX	0.95%	IB	$375.98	62
EQ/EQUITY 500 INDEX	1.00%	IB	$565.86	9
EQ/EQUITY 500 INDEX	1.10%	IB	$362.37	106
EQ/EQUITY 500 INDEX	1.20%	IB	$410.00	3,946
EQ/EQUITY 500 INDEX	1.25%	IB	$316.73	320
EQ/EQUITY 500 INDEX	1.30%	IB	$353.65	9

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$262.17	6
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.25%	IB	$440.30	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.40%	IB	$111.84	1
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	IB	$425.45	17
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$413.88	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$458.95	3
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$408.21	16
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$402.62	21
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$446.80	53
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	IB	$443.81	5
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$397.11	4
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$391.65	24
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$386.25	1,043
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$429.11	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$426.24	192
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	IB	$421.09	409
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	IB	$330.80	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$166.90	13
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$166.46	162

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.00%	IB	$188.50	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.25%	IB	$269.64	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	IB	$258.19	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	IB	$249.34	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	IB	$507.57	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	IB	$240.79	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$238.70	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	IB	$236.63	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	IB	$232.52	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$228.48	24
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$189.62	3
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$214.65	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	IB	$222.94	60

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$182.65	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.25%	IB	$544.29	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$513.41	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$613.90	3
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$375.55	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$583.19	33

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$691.74	5
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$507.67	17
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$568.42	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$553.96	7
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$509.78	121
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$539.83	17
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$153.25	23
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$208.90	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$345.24	773
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$558.38	14
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$519.34	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$477.96	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$198.03	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.25%	IB	$324.58	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	IB	$313.63	7
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$263.22	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$305.10	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$300.92	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$256.61	15
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$296.80	4
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	IB	$254.98	3
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$292.74	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	IB	$288.71	5
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$246.96	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$284.73	142
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$245.39	39
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	IB	$242.58	121
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	IB	$239.18	—

EQ/GROWTH STRATEGY	1.10%	IA	$231.34	6
EQ/GROWTH STRATEGY	1.25%	IA	$226.37	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IA	$161.50	5
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	IA	$ 95.33	4
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$168.56	8
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IA	$147.83	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	IA	$161.05	176
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IA	$154.95	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	IA	$127.93	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$102.82	15
EQ/INTERMEDIATE GOVERNMENT BOND	0.25%	IB	$155.45	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$146.65	5
EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IB	$146.74	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IB	$102.50	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IB	$142.39	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	IB	$138.02	18
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$110.81	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$133.02	5
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$131.93	15
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$100.32	21
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$100.27	—

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$152.84	—

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.25%	IB	$186.99	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	IB	$133.61	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$176.38	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	IB	$189.59	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$255.34	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$180.51	53
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$219.06	19
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	IB	$176.13	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	IB	$171.84	8
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$167.65	300
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$109.34	13
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$126.17	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	IB	$161.96	618
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	IB	$195.90	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	IA	$197.40	7
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$205.64	100
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IA	$173.29	7
EQ/INTERNATIONAL EQUITY INDEX	1.34%	IA	$188.80	1,674
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IA	$188.26	6
EQ/INTERNATIONAL EQUITY INDEX	1.45%	IA	$145.05	2
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$153.76	3
EQ/INTERNATIONAL EQUITY INDEX	0.25%	IB	$179.20	4
EQ/INTERNATIONAL EQUITY INDEX	0.40%	IB	$183.40	16
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$169.05	10
EQ/INTERNATIONAL EQUITY INDEX	0.70%	IB	$169.35	3
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IB	$272.75	6
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$167.10	30
EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$159.28	44
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$240.73	2
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$153.51	28
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$149.40	789
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$ 92.51	44
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$111.31	3

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$147.74	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.25%	IB	$166.07	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	IB	$160.46	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$156.10	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$166.86	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$153.96	1
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$151.85	1
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$162.44	10
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	IB	$161.36	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	IB	$149.77	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	IB	$147.71	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$145.68	77
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$156.01	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	IB	$154.96	2
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	IB	$153.09	41

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$145.90	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.25%	IB	$177.76	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	IB	$168.32	31

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	IB	$167.68	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	IB	$198.46	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$245.76	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$188.95	39
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$186.65	25
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	IB	$184.37	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	IB	$179.88	6
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$175.49	91
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$100.33	11
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$115.38	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	IB	$169.54	801
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$169.12	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	IB	$180.64	—

EQ/INVESCO COMSTOCK	0.00%	IB	$222.13	—
EQ/INVESCO COMSTOCK	0.25%	IB	$381.88	—
EQ/INVESCO COMSTOCK	0.50%	IB	$364.42	5
EQ/INVESCO COMSTOCK	0.70%	IB	$350.97	1
EQ/INVESCO COMSTOCK	0.80%	IB	$582.35	2
EQ/INVESCO COMSTOCK	0.90%	IB	$338.02	25
EQ/INVESCO COMSTOCK	0.95%	IB	$334.86	11
EQ/INVESCO COMSTOCK	1.00%	IB	$331.73	—
EQ/INVESCO COMSTOCK	1.10%	IB	$325.52	9
EQ/INVESCO COMSTOCK	1.20%	IB	$319.42	147
EQ/INVESCO COMSTOCK	1.25%	IB	$249.02	19
EQ/INVESCO COMSTOCK	1.30%	IB	$270.94	—
EQ/INVESCO COMSTOCK	1.34%	IB	$311.09	261
EQ/INVESCO COMSTOCK	1.45%	IB	$304.67	—

EQ/INVESCO GLOBAL	0.00%	IB	$206.64	2
EQ/INVESCO GLOBAL	0.25%	IB	$318.72	1
EQ/INVESCO GLOBAL	0.40%	IB	$ 92.22	3
EQ/INVESCO GLOBAL	0.50%	IB	$305.18	23
EQ/INVESCO GLOBAL	0.70%	IB	$294.72	7
EQ/INVESCO GLOBAL	0.80%	IB	$491.10	10
EQ/INVESCO GLOBAL	0.90%	IB	$284.62	33
EQ/INVESCO GLOBAL	0.95%	IB	$282.14	6
EQ/INVESCO GLOBAL	1.00%	IB	$279.70	1
EQ/INVESCO GLOBAL	1.10%	IB	$274.84	18
EQ/INVESCO GLOBAL	1.20%	IB	$270.06	675
EQ/INVESCO GLOBAL	1.25%	IB	$220.65	76
EQ/INVESCO GLOBAL	1.30%	IB	$251.99	1
EQ/INVESCO GLOBAL	1.34%	IB	$263.52	399
EQ/INVESCO GLOBAL	1.45%	IB	$258.47	—

EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$139.01	—
EQ/INVESCO GLOBAL REAL ASSETS	0.25%	IB	$207.55	3
EQ/INVESCO GLOBAL REAL ASSETS	0.40%	IB	$107.24	—
EQ/INVESCO GLOBAL REAL ASSETS	0.50%	IB	$200.55	26
EQ/INVESCO GLOBAL REAL ASSETS	0.70%	IB	$192.37	2
EQ/INVESCO GLOBAL REAL ASSETS	0.70%	IB	$195.09	—
EQ/INVESCO GLOBAL REAL ASSETS	0.80%	IB	$192.42	12
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$187.27	40
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$189.79	5

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ASSETS	0.95%	IB	$186.02	5
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$187.19	1
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	IB	$184.61	9
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$179.86	4
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$182.07	270
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	IB	$178.65	20
EQ/INVESCO GLOBAL REAL ASSETS	1.34%	IB	$176.49	179
EQ/INVESCO GLOBAL REAL ASSETS	1.45%	IB	$151.79	—

EQ/JANUS ENTERPRISE	0.00%	IB	$230.10	—
EQ/JANUS ENTERPRISE	0.25%	IB	$505.86	1
EQ/JANUS ENTERPRISE	0.40%	IB	$284.40	9
EQ/JANUS ENTERPRISE	0.50%	IB	$482.73	7
EQ/JANUS ENTERPRISE	0.70%	IB	$464.91	6
EQ/JANUS ENTERPRISE	0.80%	IB	$575.00	4
EQ/JANUS ENTERPRISE	0.90%	IB	$447.76	90
EQ/JANUS ENTERPRISE	0.95%	IB	$443.57	17
EQ/JANUS ENTERPRISE	1.00%	IB	$439.42	1
EQ/JANUS ENTERPRISE	1.10%	IB	$431.20	15
EQ/JANUS ENTERPRISE	1.20%	IB	$423.12	515
EQ/JANUS ENTERPRISE	1.25%	IB	$274.39	209
EQ/JANUS ENTERPRISE	1.30%	IB	$323.56	3
EQ/JANUS ENTERPRISE	1.34%	IB	$412.08	628
EQ/JANUS ENTERPRISE	1.35%	IB	$411.29	1
EQ/JANUS ENTERPRISE	1.45%	IB	$403.58	—

EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$253.76	2
EQ/JPMORGAN GROWTH STOCK	0.25%	IB	$511.60	2
EQ/JPMORGAN GROWTH STOCK	0.40%	IB	$390.07	26
EQ/JPMORGAN GROWTH STOCK	0.50%	IB	$487.53	22
EQ/JPMORGAN GROWTH STOCK	0.70%	IB	$469.02	17
EQ/JPMORGAN GROWTH STOCK	0.80%	IB	$723.48	26
EQ/JPMORGAN GROWTH STOCK	0.90%	IB	$451.21	95
EQ/JPMORGAN GROWTH STOCK	0.95%	IB	$446.86	16
EQ/JPMORGAN GROWTH STOCK	1.00%	IB	$442.56	5
EQ/JPMORGAN GROWTH STOCK	1.10%	IB	$434.04	38
EQ/JPMORGAN GROWTH STOCK	1.20%	IB	$425.66	1,515
EQ/JPMORGAN GROWTH STOCK	1.25%	IB	$359.08	265
EQ/JPMORGAN GROWTH STOCK	1.30%	IB	$386.95	1
EQ/JPMORGAN GROWTH STOCK	1.34%	IB	$414.23	944
EQ/JPMORGAN GROWTH STOCK	1.35%	IB	$413.42	1
EQ/JPMORGAN GROWTH STOCK	1.45%	IB	$405.44	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$234.94	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.25%	IB	$454.12	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	IB	$356.63	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	IB	$428.36	24
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	IB	$414.05	5
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$621.57	24
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$389.04	12
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$393.35	36
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	IB	$360.94	11
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$383.38	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$373.63	15

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$360.25	442
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$364.10	60
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$258.44	133
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$289.67	—
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	IB	$443.13	330
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	IB	$350.28	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	IB	$337.77	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$247.19	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.25%	IB	$373.96	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$352.74	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	IB	$356.87	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$600.19	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$339.78	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$335.63	4
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	IB	$323.47	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$315.58	29
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$280.73	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$305.60	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	IB	$304.87	84
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	IB	$296.69	—

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$324.86	2
EQ/LARGE CAP GROWTH INDEX	0.25%	IB	$426.90	3
EQ/LARGE CAP GROWTH INDEX	0.40%	IB	$109.77	4
EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$402.68	4
EQ/LARGE CAP GROWTH INDEX	0.70%	IB	$425.87	9
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$898.81	10
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$405.47	112
EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$400.52	30
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$395.65	3
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$386.01	31
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$376.59	749
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$495.10	29
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$548.16	1
EQ/LARGE CAP GROWTH INDEX	1.34%	IB	$363.82	755
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$362.91	2
EQ/LARGE CAP GROWTH INDEX	1.45%	IB	$354.06	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$289.19	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.25%	IB	$311.18	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	IB	$293.53	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	IB	$501.53	7
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$736.37	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$426.59	16
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$476.45	45
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$399.47	55
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	IB	$464.38	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	IB	$452.57	10
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$423.52	194
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$441.02	21
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$386.03	11
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$442.27	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	IB	$635.85	1,261

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$424.29	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	IB	$397.08	2

EQ/LARGE CAP VALUE INDEX	0.00%	IB	$193.76	3
EQ/LARGE CAP VALUE INDEX	0.25%	IB	$193.97	4
EQ/LARGE CAP VALUE INDEX	0.50%	IB	$185.30	4
EQ/LARGE CAP VALUE INDEX	0.70%	IB	$178.62	5
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$496.40	4
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$172.17	123
EQ/LARGE CAP VALUE INDEX	0.95%	IB	$170.60	12
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$169.04	3
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$165.95	16
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$162.91	508
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$136.08	56
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$148.68	1
EQ/LARGE CAP VALUE INDEX	1.34%	IB	$158.75	391
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$158.46	—
EQ/LARGE CAP VALUE INDEX	1.45%	IB	$155.55	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IA	$305.11	7
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$290.50	40
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IA	$269.81	14
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	IA	$260.66	2,785
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IA	$260.01	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	IA	$271.34	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$196.41	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.25%	IB	$361.40	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	IB	$277.69	18
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$340.90	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IB	$301.16	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$473.66	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$286.74	20
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$300.39	68
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	IB	$279.79	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$272.97	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$266.31	193
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$269.81	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$172.92	16
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$189.78	3

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$149.43	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.25%	IB	$134.23	6
EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	IB	$129.82	50
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	IB	$126.38	15
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$124.69	34
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$123.03	112
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	IB	$122.21	16
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$121.39	3
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$119.76	34
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$118.15	1,343
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$117.36	45
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	IB	$115.95	694
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	IB	$102.45	—

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$306.08	1
EQ/LOOMIS SAYLES GROWTH	0.25%	IB	$662.34	1
EQ/LOOMIS SAYLES GROWTH	0.40%	IB	$422.28	5
EQ/LOOMIS SAYLES GROWTH	0.50%	IB	$631.19	8
EQ/LOOMIS SAYLES GROWTH	0.70%	IB	$607.22	2
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$707.99	2
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$584.16	14
EQ/LOOMIS SAYLES GROWTH	0.95%	IB	$578.53	4
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$572.97	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$561.94	4
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$551.09	11
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$432.97	62
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$475.39	1
EQ/LOOMIS SAYLES GROWTH	1.34%	IB	$536.30	128
EQ/LOOMIS SAYLES GROWTH	1.35%	IB	$535.24	—
EQ/LOOMIS SAYLES GROWTH	1.45%	IB	$524.91	—

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$187.74	1
EQ/MFS INTERNATIONAL GROWTH	0.25%	IB	$334.82	4
EQ/MFS INTERNATIONAL GROWTH	0.40%	IB	$213.44	11
EQ/MFS INTERNATIONAL GROWTH	0.50%	IB	$319.51	29
EQ/MFS INTERNATIONAL GROWTH	0.70%	IB	$307.72	6
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$364.63	25
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$296.37	67
EQ/MFS INTERNATIONAL GROWTH	0.95%	IB	$293.59	8
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$290.85	2
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$285.41	17
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$280.06	776
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$172.00	44
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$204.34	—
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$272.64	23
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$272.75	389
EQ/MFS INTERNATIONAL GROWTH	1.35%	IB	$272.23	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	IB	$267.13	—

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$179.60	27
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.25%	IB	$285.48	10
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.50%	IB	$275.85	62
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	IB	$268.34	1
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	IB	$281.10	22
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	IB	$264.67	64
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$261.04	31
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$273.65	91
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.95%	IB	$271.82	12
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$257.47	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	IB	$253.93	23
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$250.43	1,771
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$262.82	9
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$261.06	103
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.34%	IB	$257.90	785
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.45%	IB	$215.50	—

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$342.16	2
EQ/MFS MID CAP FOCUSED GROWTH	0.25%	IB	$331.50	4

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS MID CAP FOCUSED GROWTH	0.40%	IB	$ 98.27	—
EQ/MFS MID CAP FOCUSED GROWTH	0.50%	IB	$321.17	6
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	IB	$313.09	11
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$309.13	18
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$305.22	49
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	IB	$303.29	4
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	IB	$301.37	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	IB	$297.54	12
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	IB	$293.75	542
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	IB	$291.88	68
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	IB	$288.54	335
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	IB	$284.50	—

EQ/MFS TECHNOLOGY	0.00%	IB	$358.98	5
EQ/MFS TECHNOLOGY	0.25%	IB	$747.18	4
EQ/MFS TECHNOLOGY	0.40%	IB	$ 99.84	7
EQ/MFS TECHNOLOGY	0.50%	IB	$722.63	13
EQ/MFS TECHNOLOGY	0.70%	IB	$703.50	5
EQ/MFS TECHNOLOGY	0.80%	IB	$694.12	14
EQ/MFS TECHNOLOGY	0.90%	IB	$684.87	23
EQ/MFS TECHNOLOGY	0.95%	IB	$680.29	4
EQ/MFS TECHNOLOGY	1.00%	IB	$675.74	2
EQ/MFS TECHNOLOGY	1.10%	IB	$666.70	13
EQ/MFS TECHNOLOGY	1.20%	IB	$657.75	387
EQ/MFS TECHNOLOGY	1.25%	IB	$653.35	33
EQ/MFS TECHNOLOGY	1.34%	IB	$645.46	199
EQ/MFS TECHNOLOGY	1.45%	IB	$496.25	—

EQ/MFS UTILITIES SERIES	0.00%	IB	$173.19	—
EQ/MFS UTILITIES SERIES	0.25%	IB	$282.12	1
EQ/MFS UTILITIES SERIES	0.40%	IB	$216.58	15
EQ/MFS UTILITIES SERIES	0.50%	IB	$272.85	2
EQ/MFS UTILITIES SERIES	0.70%	IB	$265.62	2
EQ/MFS UTILITIES SERIES	0.80%	IB	$262.08	7
EQ/MFS UTILITIES SERIES	0.90%	IB	$258.58	43
EQ/MFS UTILITIES SERIES	0.95%	IB	$256.85	4
EQ/MFS UTILITIES SERIES	1.00%	IB	$255.14	1
EQ/MFS UTILITIES SERIES	1.10%	IB	$251.72	10
EQ/MFS UTILITIES SERIES	1.20%	IB	$248.34	259
EQ/MFS UTILITIES SERIES	1.25%	IB	$246.68	54
EQ/MFS UTILITIES SERIES	1.34%	IB	$243.70	165
EQ/MFS UTILITIES SERIES	1.45%	IB	$196.02	—

EQ/MID CAP INDEX	0.00%	IB	$208.68	4
EQ/MID CAP INDEX	0.25%	IB	$436.66	8
EQ/MID CAP INDEX	0.40%	IB	$302.56	49
EQ/MID CAP INDEX	0.50%	IB	$411.89	8
EQ/MID CAP INDEX	0.70%	IB	$383.92	16
EQ/MID CAP INDEX	0.80%	IB	$618.20	10
EQ/MID CAP INDEX	0.90%	IB	$366.30	172
EQ/MID CAP INDEX	0.95%	IB	$362.02	29
EQ/MID CAP INDEX	1.00%	IB	$357.79	5
EQ/MID CAP INDEX	1.10%	IB	$349.45	36

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	1.20%	IB	$341.27	1,245
EQ/MID CAP INDEX	1.25%	IB	$232.72	240
EQ/MID CAP INDEX	1.30%	IB	$271.03	2
EQ/MID CAP INDEX	1.34%	IB	$330.18	1,523
EQ/MID CAP INDEX	1.35%	IB	$329.40	—
EQ/MID CAP INDEX	1.45%	IB	$321.69	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$182.42	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.25%	IB	$507.27	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	IB	$478.50	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	IB	$370.46	5
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$531.16	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$351.93	18
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$435.52	9
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$439.18	28
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	IB	$343.01	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	IB	$334.29	6
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$324.75	133
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$325.76	25
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$206.86	17
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$236.05	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	IB	$396.45	1,014
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$313.40	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	IB	$304.48	—

EQ/MODERATE ALLOCATION	0.70%	IA	$281.37	19
EQ/MODERATE ALLOCATION+	0.70%	IA	$282.16	1
EQ/MODERATE ALLOCATION+	0.90%	IA	$210.58	6
EQ/MODERATE ALLOCATION	0.90%	IA	$327.00	266
EQ/MODERATE ALLOCATION+	0.90%	IA	$334.59	11
EQ/MODERATE ALLOCATION	1.20%	IA	$278.07	17
EQ/MODERATE ALLOCATION+	1.34%	IA	$105.32	6,423
EQ/MODERATE ALLOCATION	1.34%	IA	$320.35	356
EQ/MODERATE ALLOCATION	1.35%	IA	$320.35	128
EQ/MODERATE ALLOCATION	1.35%	IA	$322.38	7
EQ/MODERATE ALLOCATION	1.45%	IA	$202.87	2
EQ/MODERATE ALLOCATION	0.00%	IB	$146.67	8
EQ/MODERATE ALLOCATION	0.25%	IB	$219.08	8
EQ/MODERATE ALLOCATION	0.40%	IB	$166.95	18
EQ/MODERATE ALLOCATION	0.50%	IB	$206.68	84
EQ/MODERATE ALLOCATION	0.70%	IB	$216.16	2
EQ/MODERATE ALLOCATION	0.80%	IB	$227.70	17
EQ/MODERATE ALLOCATION	0.90%	IB	$229.04	75
EQ/MODERATE ALLOCATION	0.95%	IB	$203.30	67
EQ/MODERATE ALLOCATION	1.00%	IB	$223.08	5
EQ/MODERATE ALLOCATION	1.10%	IB	$195.94	158
EQ/MODERATE ALLOCATION	1.20%	IB	$209.19	2,214
EQ/MODERATE ALLOCATION	1.25%	IB	$142.81	219
EQ/MODERATE ALLOCATION	1.30%	IB	$154.22	42

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$161.34	3
EQ/MODERATE GROWTH STRATEGY	0.25%	IB	$200.22	10
EQ/MODERATE GROWTH STRATEGY	0.50%	IB	$194.46	77
EQ/MODERATE GROWTH STRATEGY	0.70%	IB	$189.96	2

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE GROWTH STRATEGY	0.80%	IB	$187.74	3
EQ/MODERATE GROWTH STRATEGY	0.90%	IB	$185.56	35
EQ/MODERATE GROWTH STRATEGY	0.95%	IB	$184.47	1
EQ/MODERATE GROWTH STRATEGY	1.00%	IB	$183.40	4
EQ/MODERATE GROWTH STRATEGY	1.10%	IB	$181.25	20
EQ/MODERATE GROWTH STRATEGY	1.20%	IB	$179.12	402
EQ/MODERATE GROWTH STRATEGY	1.25%	IB	$178.07	58
EQ/MODERATE GROWTH STRATEGY	1.34%	IB	$176.19	140
EQ/MODERATE GROWTH STRATEGY	1.45%	IB	$173.92	—

EQ/MODERATE-PLUS ALLOCATION	0.00%	IB	$168.68	10
EQ/MODERATE-PLUS ALLOCATION	0.25%	IB	$305.65	17
EQ/MODERATE-PLUS ALLOCATION	0.50%	IB	$290.52	30
EQ/MODERATE-PLUS ALLOCATION	0.70%	IB	$278.91	20
EQ/MODERATE-PLUS ALLOCATION	0.80%	IB	$303.69	22
EQ/MODERATE-PLUS ALLOCATION	0.90%	IB	$267.76	445
EQ/MODERATE-PLUS ALLOCATION	0.95%	IB	$265.05	101
EQ/MODERATE-PLUS ALLOCATION	1.00%	IB	$262.36	5
EQ/MODERATE-PLUS ALLOCATION	1.10%	IB	$257.04	133
EQ/MODERATE-PLUS ALLOCATION	1.20%	IB	$251.82	1,952
EQ/MODERATE-PLUS ALLOCATION	1.25%	IB	$165.37	101
EQ/MODERATE-PLUS ALLOCATION	1.30%	IB	$181.02	46
EQ/MODERATE-PLUS ALLOCATION	1.34%	IB	$244.70	2,534
EQ/MODERATE-PLUS ALLOCATION	1.35%	IB	$244.19	4
EQ/MODERATE-PLUS ALLOCATION	1.45%	IB	$239.23	—

EQ/MONEY MARKET++	0.00%	IA	$ 1.09	646
EQ/MONEY MARKET++	0.70%	IA	$ 1.09	2
EQ/MONEY MARKET	0.70%	IA	$134.66	4
EQ/MONEY MARKET+	0.74%	IA	$ 48.03	12
EQ/MONEY MARKET++	0.90%	IA	$ 1.09	452
EQ/MONEY MARKET	0.90%	IA	$137.07	31
EQ/MONEY MARKET++	1.20%	IA	$ 1.09	4
EQ/MONEY MARKET	1.20%	IA	$122.53	1
EQ/MONEY MARKET++	1.34%	IA	$ 1.09	213
EQ/MONEY MARKET	1.35%	IA	$130.33	90
EQ/MONEY MARKET	1.35%	IA	$130.95	8
EQ/MONEY MARKET+	1.40%	IA	$ 33.27	915
EQ/MONEY MARKET	1.45%	IA	$107.51	—
EQ/MONEY MARKET++	0.00%	IB	$ 1.09	3,366
EQ/MONEY MARKET	0.00%	IB	$109.42	3
EQ/MONEY MARKET++	0.25%	IB	$ 1.09	33
EQ/MONEY MARKET	0.25%	IB	$127.65	1
EQ/MONEY MARKET++	0.40%	IB	$ 1.09	13
EQ/MONEY MARKET	0.40%	IB	$104.55	25
EQ/MONEY MARKET++	0.50%	IB	$ 1.09	12
EQ/MONEY MARKET	0.50%	IB	$120.43	20
EQ/MONEY MARKET++	0.70%	IB	$ 1.09	—
EQ/MONEY MARKET	0.70%	IB	$121.26	—
EQ/MONEY MARKET++	0.80%	IB	$ 1.09	159
EQ/MONEY MARKET	0.80%	IB	$ 97.19	3
EQ/MONEY MARKET++	0.90%	IB	$ 1.09	100
EQ/MONEY MARKET	0.90%	IB	$108.86	—

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET	0.90%	IB	$120.34	2
EQ/MONEY MARKET	0.95%	IB	$114.05	70
EQ/MONEY MARKET++	1.00%	IB	$ 1.09	6
EQ/MONEY MARKET	1.00%	IB	$102.95	2
EQ/MONEY MARKET++	1.10%	IB	$ 1.09	177
EQ/MONEY MARKET	1.10%	IB	$109.92	20
EQ/MONEY MARKET++	1.20%	IB	$ 1.09	4,387
EQ/MONEY MARKET	1.20%	IB	$111.28	166
EQ/MONEY MARKET	1.25%	IB	$ 92.79	183
EQ/MONEY MARKET	1.30%	IB	$ 94.44	2

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$138.33	8
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.25%	IB	$137.08	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.40%	IB	$ 65.75	6
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.50%	IB	$135.85	8
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.70%	IB	$134.86	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	IB	$134.38	10
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$ 18.07	16
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$133.89	29
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.95%	IB	$133.65	16
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.00%	IB	$133.40	2
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	IB	$132.92	10
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	IB	$132.43	25
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	IB	$132.19	64
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	IB	$131.95	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	IB	$ 17.77	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	IB	$131.76	447
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.35%	IB	$ 17.76	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.45%	IB	$131.23	—

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$119.17	—
EQ/PIMCO GLOBAL REAL RETURN	0.25%	IB	$113.93	1
EQ/PIMCO GLOBAL REAL RETURN	0.40%	IB	$ 88.70	—
EQ/PIMCO GLOBAL REAL RETURN	0.50%	IB	$110.93	28
EQ/PIMCO GLOBAL REAL RETURN	0.70%	IB	$108.58	22
EQ/PIMCO GLOBAL REAL RETURN	0.80%	IB	$107.42	29
EQ/PIMCO GLOBAL REAL RETURN	0.90%	IB	$106.28	37
EQ/PIMCO GLOBAL REAL RETURN	0.95%	IB	$105.71	10
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$105.14	—
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$104.02	12
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$102.90	287
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$102.35	52
EQ/PIMCO GLOBAL REAL RETURN	1.34%	IB	$101.36	110
EQ/PIMCO GLOBAL REAL RETURN	1.45%	IB	$100.16	—

EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$113.86	—
EQ/PIMCO ULTRA SHORT BOND	0.25%	IB	$128.50	—
EQ/PIMCO ULTRA SHORT BOND	0.40%	IB	$103.59	3
EQ/PIMCO ULTRA SHORT BOND	0.50%	IB	$122.63	8
EQ/PIMCO ULTRA SHORT BOND	0.70%	IB	$118.10	6
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$110.36	3
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$113.75	29
EQ/PIMCO ULTRA SHORT BOND	0.95%	IB	$112.68	34
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$111.63	1

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$109.54	22
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$107.49	189
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$107.85	49
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$106.75	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	IB	$104.68	332
EQ/PIMCO ULTRA SHORT BOND	1.35%	IB	$104.48	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	IB	$102.52	—

EQ/QUALITY BOND PLUS	0.70%	IA	$166.12	1
EQ/QUALITY BOND PLUS	0.90%	IA	$178.94	9
EQ/QUALITY BOND PLUS	1.20%	IA	$153.30	1
EQ/QUALITY BOND PLUS	1.34%	IA	$167.33	243
EQ/QUALITY BOND PLUS	1.35%	IA	$176.09	—
EQ/QUALITY BOND PLUS	1.45%	IA	$129.64	—
EQ/QUALITY BOND PLUS	0.00%	IB	$104.39	—
EQ/QUALITY BOND PLUS	0.25%	IB	$158.66	—
EQ/QUALITY BOND PLUS	0.50%	IB	$149.68	4
EQ/QUALITY BOND PLUS	0.70%	IB	$150.05	—
EQ/QUALITY BOND PLUS	0.80%	IB	$111.58	1
EQ/QUALITY BOND PLUS	0.90%	IB	$144.36	3
EQ/QUALITY BOND PLUS	0.95%	IB	$141.12	22
EQ/QUALITY BOND PLUS	1.00%	IB	$113.38	1
EQ/QUALITY BOND PLUS	1.10%	IB	$136.01	7
EQ/QUALITY BOND PLUS	1.20%	IB	$133.88	76
EQ/QUALITY BOND PLUS	1.25%	IB	$ 98.33	16
EQ/QUALITY BOND PLUS	1.30%	IB	$ 98.02	1

EQ/SMALL COMPANY INDEX	0.00%	IB	$192.87	1
EQ/SMALL COMPANY INDEX	0.25%	IB	$508.23	1
EQ/SMALL COMPANY INDEX	0.40%	IB	$271.57	47
EQ/SMALL COMPANY INDEX	0.50%	IB	$480.87	4
EQ/SMALL COMPANY INDEX	0.70%	IB	$459.95	7
EQ/SMALL COMPANY INDEX	0.80%	IB	$544.35	5
EQ/SMALL COMPANY INDEX	0.90%	IB	$439.95	62
EQ/SMALL COMPANY INDEX	0.95%	IB	$435.08	9
EQ/SMALL COMPANY INDEX	1.00%	IB	$430.27	2
EQ/SMALL COMPANY INDEX	1.10%	IB	$420.77	17
EQ/SMALL COMPANY INDEX	1.20%	IB	$411.46	510
EQ/SMALL COMPANY INDEX	1.25%	IB	$232.11	102
EQ/SMALL COMPANY INDEX	1.30%	IB	$254.52	1
EQ/SMALL COMPANY INDEX	1.34%	IB	$398.79	587
EQ/SMALL COMPANY INDEX	1.35%	IB	$397.90	—
EQ/SMALL COMPANY INDEX	1.45%	IB	$389.09	—

EQ/VALUE EQUITY	0.00%	IB	$183.77	1
EQ/VALUE EQUITY	0.25%	IB	$424.88	3
EQ/VALUE EQUITY	0.50%	IB	$400.78	16
EQ/VALUE EQUITY	0.70%	IB	$486.50	9
EQ/VALUE EQUITY	0.80%	IB	$450.52	8
EQ/VALUE EQUITY	0.90%	IB	$451.53	14
EQ/VALUE EQUITY	0.90%	IB	$462.17	66
EQ/VALUE EQUITY	0.95%	IB	$381.20	27
EQ/VALUE EQUITY	1.00%	IB	$450.46	2
EQ/VALUE EQUITY	1.10%	IB	$439.00	19

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/VALUE EQUITY	1.20%	IB	$424.57	779
EQ/VALUE EQUITY	1.20%	IB	$427.80	63
EQ/VALUE EQUITY	1.25%	IB	$205.78	125
EQ/VALUE EQUITY	1.30%	IB	$232.23	2
EQ/VALUE EQUITY	1.34%	IB	$534.36	799
EQ/VALUE EQUITY	1.35%	IB	$411.57	1
EQ/VALUE EQUITY	1.45%	IB	$398.07	—

EQ/WELLINGTON ENERGY	0.00%	IB	$ 78.33	1
EQ/WELLINGTON ENERGY	0.25%	IB	$ 84.57	2
EQ/WELLINGTON ENERGY	0.40%	IB	$ 79.62	15
EQ/WELLINGTON ENERGY	0.50%	IB	$ 81.71	18
EQ/WELLINGTON ENERGY	0.70%	IB	$ 79.49	—
EQ/WELLINGTON ENERGY	0.70%	IB	$ 89.88	3
EQ/WELLINGTON ENERGY	0.80%	IB	$ 78.40	6
EQ/WELLINGTON ENERGY	0.90%	IB	$ 77.32	9
EQ/WELLINGTON ENERGY	0.90%	IB	$ 87.50	32
EQ/WELLINGTON ENERGY	0.95%	IB	$ 86.91	6
EQ/WELLINGTON ENERGY	1.00%	IB	$ 76.26	2
EQ/WELLINGTON ENERGY	1.10%	IB	$ 75.21	20
EQ/WELLINGTON ENERGY	1.20%	IB	$ 74.18	441
EQ/WELLINGTON ENERGY	1.20%	IB	$ 84.03	5
EQ/WELLINGTON ENERGY	1.25%	IB	$ 83.47	49
EQ/WELLINGTON ENERGY	1.34%	IB	$ 82.46	304
EQ/WELLINGTON ENERGY	1.45%	IB	$ 61.29	—

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.25%	IB	$162.80	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.50%	IB	$158.52	1
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.70%	IB	$155.15	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.80%	IB	$153.50	5
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.90%	IB	$151.86	4
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.95%	IB	$151.05	3
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	IB	$150.24	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	IB	$148.64	2
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.20%	IB	$147.04	86
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	IB	$146.25	7
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.34%	IB	$144.84	32

EQUITABLE GROWTH MF/ETF	0.70%	IB	$116.98	—
EQUITABLE GROWTH MF/ETF	0.80%	IB	$116.84	—
EQUITABLE GROWTH MF/ETF	0.90%	IB	$116.71	—
EQUITABLE GROWTH MF/ETF	1.10%	IB	$116.43	—
EQUITABLE GROWTH MF/ETF	1.20%	IB	$116.29	6
EQUITABLE GROWTH MF/ETF	1.25%	IB	$116.22	—
EQUITABLE GROWTH MF/ETF	1.34%	IB	$116.10	13

EQUITABLE MODERATE GROWTH MF/ETF	0.00%	IB	$116.21	—
EQUITABLE MODERATE GROWTH MF/ETF	0.50%	IB	$115.52	—
EQUITABLE MODERATE GROWTH MF/ETF	0.80%	IB	$115.12	6
EQUITABLE MODERATE GROWTH MF/ETF	0.90%	IB	$114.98	—
EQUITABLE MODERATE GROWTH MF/ETF	0.95%	IB	$114.91	—
EQUITABLE MODERATE GROWTH MF/ETF	1.10%	IB	$114.71	—
EQUITABLE MODERATE GROWTH MF/ETF	1.20%	IB	$114.57	10
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	IB	$114.50	1

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQUITABLE MODERATE GROWTH MF/ETF	1.34%	IB	$114.38	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$211.37	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.25%	SERVICE CLASS 2	$334.71	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$323.42	8
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.70%	SERVICE CLASS 2	$314.62	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$310.31	3
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$306.07	2
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$301.88	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$297.72	2
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$293.62	109

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$108.58	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.25%	SERVICE CLASS 2	$108.26	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.50%	SERVICE CLASS 2	$107.94	1
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.70%	SERVICE CLASS 2	$107.69	2
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.80%	SERVICE CLASS 2	$107.56	1
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.90%	SERVICE CLASS 2	$107.43	12
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.95%	SERVICE CLASS 2	$107.37	4
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.00%	SERVICE CLASS 2	$107.30	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.10%	SERVICE CLASS 2	$107.18	2
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.20%	SERVICE CLASS 2	$107.05	829
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.25%	SERVICE CLASS 2	$106.99	7
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.34%	SERVICE CLASS 2	$106.87	79

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$199.99	2
FIDELITY® VIP MID CAP PORTFOLIO	0.25%	SERVICE CLASS 2	$323.67	5
FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$312.75	4
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$304.24	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$300.08	8
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$295.97	4
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$291.92	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$287.90	8
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$283.93	406

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$178.57	39
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.25%	SERIES II	$285.24	8
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$275.62	22
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$268.12	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$264.45	6
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$260.83	12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$257.26	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$253.72	2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$250.22	274

INVESCO V.I. HIGH YIELD FUND	0.00%	SERIES II	$160.11	—
INVESCO V.I. HIGH YIELD FUND	0.25%	SERIES II	$155.12	—
INVESCO V.I. HIGH YIELD FUND	0.50%	SERIES II	$150.29	7
INVESCO V.I. HIGH YIELD FUND	0.70%	SERIES II	$146.51	3
INVESCO V.I. HIGH YIELD FUND	0.80%	SERIES II	$144.66	9
INVESCO V.I. HIGH YIELD FUND	0.90%	SERIES II	$142.83	19
INVESCO V.I. HIGH YIELD FUND	0.95%	SERIES II	$141.92	7
INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$141.02	—
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$139.23	7
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$137.46	254

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$136.59	46
INVESCO V.I. HIGH YIELD FUND	1.34%	SERIES II	$135.02	78
INVESCO V.I. HIGH YIELD FUND	1.45%	SERIES II	$133.13	—

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$179.60	—
INVESCO V.I. MAIN STREET MID CAP FUND	0.25%	SERIES II	$252.28	1
INVESCO V.I. MAIN STREET MID CAP FUND	0.50%	SERIES II	$243.77	1
INVESCO V.I. MAIN STREET MID CAP FUND	0.70%	SERIES II	$260.40	—
INVESCO V.I. MAIN STREET MID CAP FUND	0.80%	SERIES II	$233.89	7
INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$230.68	2
INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$253.51	6
INVESCO V.I. MAIN STREET MID CAP FUND	0.95%	SERIES II	$251.81	1
INVESCO V.I. MAIN STREET MID CAP FUND	1.00%	SERIES II	$227.52	—
INVESCO V.I. MAIN STREET MID CAP FUND	1.10%	SERIES II	$224.39	2
INVESCO V.I. MAIN STREET MID CAP FUND	1.20%	SERIES II	$221.30	61
INVESCO V.I. MAIN STREET MID CAP FUND	1.20%	SERIES II	$243.47	—
INVESCO V.I. MAIN STREET MID CAP FUND	1.25%	SERIES II	$241.84	6
INVESCO V.I. MAIN STREET MID CAP FUND	1.34%	SERIES II	$238.91	40
INVESCO V.I. MAIN STREET MID CAP FUND	1.45%	SERIES II	$189.78	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$185.88	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.25%	SERIES II	$300.19	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.50%	SERIES II	$290.07	2
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$322.63	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$278.31	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$274.50	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$314.09	2
INVESCO V.I. SMALL CAP EQUITY FUND	0.95%	SERIES II	$311.98	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$270.74	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$267.02	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$263.33	41
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$301.64	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$299.63	2
INVESCO V.I. SMALL CAP EQUITY FUND	1.34%	SERIES II	$296.01	18

MFS® INVESTORS TRUST SERIES	0.25%	SERVICE CLASS	$393.18	1
MFS® INVESTORS TRUST SERIES	0.50%	SERVICE CLASS	$379.92	1
MFS® INVESTORS TRUST SERIES	0.70%	SERVICE CLASS	$416.17	—
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$364.52	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$359.53	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$405.16	5
MFS® INVESTORS TRUST SERIES	0.95%	SERVICE CLASS	$402.44	—
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$354.61	—
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$349.73	1
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$344.91	37
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$389.11	—
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$386.51	12
MFS® INVESTORS TRUST SERIES	1.34%	SERVICE CLASS	$381.84	20
MFS® INVESTORS TRUST SERIES	1.45%	SERVICE CLASS	$307.60	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$292.51	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.25%	SERVICE CLASS	$567.08	2

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$548.45	6
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$533.92	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$526.81	2
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$519.78	12
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$516.31	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$512.86	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$505.99	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$499.20	62
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$495.86	7
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$489.87	31
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$379.00	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IA	$356.58	5
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$266.92	5
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$427.71	24
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$427.77	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$433.69	5
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IA	$359.73	4
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	IA	$323.53	1,796
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$519.79	238
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$547.26	6
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	IA	$283.04	2
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$289.08	1
MULTIMANAGER AGGRESSIVE EQUITY	0.25%	IB	$354.62	—
MULTIMANAGER AGGRESSIVE EQUITY	0.40%	IB	$100.46	1
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	IB	$334.55	2
MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IB	$350.30	2
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IB	$766.40	1
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IB	$316.18	10
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	IB	$329.46	20
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	IB	$616.54	—
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	IB	$317.53	4
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IB	$291.77	115
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	IB	$333.48	18
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$384.45	1

MULTIMANAGER CORE BOND	0.00%	IB	$107.80	—
MULTIMANAGER CORE BOND	0.25%	IB	$179.41	—
MULTIMANAGER CORE BOND	0.40%	IB	$107.10	5
MULTIMANAGER CORE BOND	0.50%	IB	$169.79	11
MULTIMANAGER CORE BOND	0.70%	IB	$162.43	2
MULTIMANAGER CORE BOND	0.80%	IB	$126.50	11

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER CORE BOND	0.90%	IB	$ 155.39	25
MULTIMANAGER CORE BOND	0.95%	IB	$ 153.67	41
MULTIMANAGER CORE BOND	1.00%	IB	$ 151.98	1
MULTIMANAGER CORE BOND	1.10%	IB	$ 148.64	21
MULTIMANAGER CORE BOND	1.20%	IB	$ 145.36	253
MULTIMANAGER CORE BOND	1.25%	IB	$ 125.98	37
MULTIMANAGER CORE BOND	1.30%	IB	$ 124.18	1
MULTIMANAGER CORE BOND	1.34%	IB	$ 140.90	229
MULTIMANAGER CORE BOND	1.35%	IB	$ 140.58	—
MULTIMANAGER CORE BOND	1.45%	IB	$ 137.48	—

MULTIMANAGER TECHNOLOGY	0.00%	IB	$ 388.33	1
MULTIMANAGER TECHNOLOGY	0.25%	IB	$ 821.41	—
MULTIMANAGER TECHNOLOGY	0.50%	IB	$ 777.34	5
MULTIMANAGER TECHNOLOGY	0.70%	IB	$ 743.64	1
MULTIMANAGER TECHNOLOGY	0.80%	IB	$1,128.27	2
MULTIMANAGER TECHNOLOGY	0.90%	IB	$ 711.41	15
MULTIMANAGER TECHNOLOGY	0.95%	IB	$ 703.57	13
MULTIMANAGER TECHNOLOGY	1.00%	IB	$ 695.83	2
MULTIMANAGER TECHNOLOGY	1.10%	IB	$ 680.52	13
MULTIMANAGER TECHNOLOGY	1.20%	IB	$ 665.50	180
MULTIMANAGER TECHNOLOGY	1.25%	IB	$ 549.44	28
MULTIMANAGER TECHNOLOGY	1.30%	IB	$ 642.73	1
MULTIMANAGER TECHNOLOGY	1.34%	IB	$ 645.09	342
MULTIMANAGER TECHNOLOGY	1.34%	IB	$1,001.56	5
MULTIMANAGER TECHNOLOGY	1.35%	IB	$ 643.64	1
MULTIMANAGER TECHNOLOGY	1.45%	IB	$ 629.44	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$ 129.96	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.25%	ADVISOR CLASS	$ 90.73	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$ 87.67	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$ 84.12	6
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$ 82.96	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$ 81.83	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$ 80.70	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$ 79.59	147

PRINCIPAL EQUITY INCOME ACCOUNT	0.50%	CLASS 3	$ 115.03	2
PRINCIPAL EQUITY INCOME ACCOUNT	1.00%	CLASS 3	$ 114.35	—
PRINCIPAL EQUITY INCOME ACCOUNT	1.10%	CLASS 3	$ 114.22	—
PRINCIPAL EQUITY INCOME ACCOUNT	1.20%	CLASS 3	$ 114.08	—
PRINCIPAL EQUITY INCOME ACCOUNT	1.25%	CLASS 3	$ 114.02	—
PRINCIPAL EQUITY INCOME ACCOUNT	1.34%	CLASS 3	$ 113.89	2

TARGET 2015 ALLOCATION	0.00%	IB	$ 141.52	—
TARGET 2015 ALLOCATION	0.25%	IB	$ 183.83	—
TARGET 2015 ALLOCATION	0.40%	IB	$ 162.76	—
TARGET 2015 ALLOCATION	0.50%	IB	$ 176.03	12
TARGET 2015 ALLOCATION	0.70%	IB	$ 169.99	—
TARGET 2015 ALLOCATION	0.80%	IB	$ 239.49	—
TARGET 2015 ALLOCATION	0.90%	IB	$ 164.17	3
TARGET 2015 ALLOCATION	0.95%	IB	$ 162.74	3
TARGET 2015 ALLOCATION	1.10%	IB	$ 158.53	2
TARGET 2015 ALLOCATION	1.20%	IB	$ 155.77	25

The accompanying notes are an integral part of these financial statements.

FSA-51

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2015 ALLOCATION	1.25%	IB	$133.80	8
TARGET 2015 ALLOCATION	1.34%	IB	$152.00	37

TARGET 2025 ALLOCATION	0.00%	IB	$164.84	—
TARGET 2025 ALLOCATION	0.25%	IB	$221.34	—
TARGET 2025 ALLOCATION	0.40%	IB	$199.93	2
TARGET 2025 ALLOCATION	0.50%	IB	$211.94	83
TARGET 2025 ALLOCATION	0.70%	IB	$204.67	—
TARGET 2025 ALLOCATION	0.80%	IB	$313.52	2
TARGET 2025 ALLOCATION	0.90%	IB	$197.66	24
TARGET 2025 ALLOCATION	0.95%	IB	$195.94	5
TARGET 2025 ALLOCATION	1.00%	IB	$194.24	—
TARGET 2025 ALLOCATION	1.10%	IB	$190.87	18
TARGET 2025 ALLOCATION	1.20%	IB	$187.55	167
TARGET 2025 ALLOCATION	1.25%	IB	$158.47	17
TARGET 2025 ALLOCATION	1.34%	IB	$183.01	210
TARGET 2025 ALLOCATION	1.35%	IB	$182.68	—

TARGET 2035 ALLOCATION	0.00%	IB	$181.48	2
TARGET 2035 ALLOCATION	0.25%	IB	$248.26	1
TARGET 2035 ALLOCATION	0.40%	IB	$227.09	3
TARGET 2035 ALLOCATION	0.50%	IB	$237.72	102
TARGET 2035 ALLOCATION	0.70%	IB	$229.57	2
TARGET 2035 ALLOCATION	0.80%	IB	$372.79	6
TARGET 2035 ALLOCATION	0.90%	IB	$221.70	40
TARGET 2035 ALLOCATION	0.95%	IB	$219.78	5
TARGET 2035 ALLOCATION	1.00%	IB	$217.87	—
TARGET 2035 ALLOCATION	1.10%	IB	$214.09	18
TARGET 2035 ALLOCATION	1.20%	IB	$210.36	344
TARGET 2035 ALLOCATION	1.25%	IB	$174.98	13
TARGET 2035 ALLOCATION	1.34%	IB	$205.27	318
TARGET 2035 ALLOCATION	1.35%	IB	$204.90	—
TARGET 2035 ALLOCATION	1.45%	IB	$201.34	—

TARGET 2045 ALLOCATION	0.00%	IB	$192.91	—
TARGET 2045 ALLOCATION	0.25%	IB	$265.29	—
TARGET 2045 ALLOCATION	0.40%	IB	$248.17	3
TARGET 2045 ALLOCATION	0.50%	IB	$254.02	94
TARGET 2045 ALLOCATION	0.70%	IB	$245.31	2
TARGET 2045 ALLOCATION	0.80%	IB	$424.26	5
TARGET 2045 ALLOCATION	0.90%	IB	$236.91	46
TARGET 2045 ALLOCATION	0.95%	IB	$234.85	5
TARGET 2045 ALLOCATION	1.00%	IB	$232.81	1
TARGET 2045 ALLOCATION	1.10%	IB	$228.77	18
TARGET 2045 ALLOCATION	1.20%	IB	$224.79	339
TARGET 2045 ALLOCATION	1.25%	IB	$183.98	6
TARGET 2045 ALLOCATION	1.34%	IB	$219.34	238
TARGET 2045 ALLOCATION	1.35%	IB	$218.96	—
TARGET 2045 ALLOCATION	1.45%	IB	$215.14	—

TARGET 2055 ALLOCATION	0.00%	IB	$205.66	—
TARGET 2055 ALLOCATION	0.25%	IB	$186.93	1
TARGET 2055 ALLOCATION	0.40%	IB	$103.67	1
TARGET 2055 ALLOCATION	0.50%	IB	$182.93	90

The accompanying notes are an integral part of these financial statements.

FSA-52

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2055 ALLOCATION	0.70%	IB	$179.77	1
TARGET 2055 ALLOCATION	0.80%	IB	$178.22	13
TARGET 2055 ALLOCATION	0.90%	IB	$176.68	24
TARGET 2055 ALLOCATION	0.95%	IB	$175.91	—
TARGET 2055 ALLOCATION	1.00%	IB	$175.15	1
TARGET 2055 ALLOCATION	1.10%	IB	$173.62	11
TARGET 2055 ALLOCATION	1.20%	IB	$172.11	292
TARGET 2055 ALLOCATION	1.25%	IB	$171.36	1
TARGET 2055 ALLOCATION	1.34%	IB	$170.02	70

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$ 95.41	—
TEMPLETON GLOBAL BOND VIP FUND	0.25%	CLASS 2	$110.22	—
TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$106.50	24
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$103.61	1
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$102.19	20
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$100.79	6
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$ 99.41	2
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$ 98.04	4
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$ 96.69	663

VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$ 83.82	—
VANECK VIP GLOBAL RESOURCES FUND	0.25%	CLASS S	$ 81.21	3
VANECK VIP GLOBAL RESOURCES FUND	0.40%	CLASS S	$111.85	1
VANECK VIP GLOBAL RESOURCES FUND	0.50%	CLASS S	$ 78.68	3
VANECK VIP GLOBAL RESOURCES FUND	0.70%	CLASS S	$ 76.70	1
VANECK VIP GLOBAL RESOURCES FUND	0.80%	CLASS S	$ 75.73	3
VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$ 74.77	35
VANECK VIP GLOBAL RESOURCES FUND	0.95%	CLASS S	$ 74.30	11
VANECK VIP GLOBAL RESOURCES FUND	1.00%	CLASS S	$ 73.83	—
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$ 72.89	10
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$ 71.96	147
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$ 71.50	20
VANECK VIP GLOBAL RESOURCES FUND	1.34%	CLASS S	$ 70.68	184
VANECK VIP GLOBAL RESOURCES FUND	1.45%	CLASS S	$ 69.69	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	In 2023, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2023, the contract charges were 0.00%.

FSA-53

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$19,927	$821,183	$2,411,903	$240,722	$9,233,956	$2,083,077
Expenses:
Asset-based charges	9,312	207,336	1,399,754	171,277	17,523,797	383,049

Net Investment Income (Loss)	10,615	613,847	1,012,149	69,445	(8,289,841)	1,700,028

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(210,681)	(2,615,603)	6,620,013	(212,952)	93,393,739	(2,999,804)
Net realized gain distribution from the Portfolios	—	—	7,159,928	386,955	103,802,382	—

Net realized gain (loss)	(210,681)	(2,615,603)	13,779,941	174,003	197,196,121	(2,999,804)

Net change in unrealized appreciation (depreciation) of investments	283,131	2,989,769	(10,181,076)	807,723	72,128,887	4,732,947

Net Realized and Unrealized Gain (Loss) on Investments	72,450	374,166	3,598,865	981,726	269,325,008	1,733,143

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,065	$988,013	$4,611,014	$1,051,171	$261,035,167	$3,433,171

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-54

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	DELAWARE IVY VIP HIGH INCOME
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,212	$1,742,890	$1,002,470	$731,110	$2,894,984	$18,928,968
Expenses:
Asset-based charges	15,449	1,923,707	890,884	1,110,631	1,000,259	3,529,858

Net Investment Income (Loss)	(9,237)	(180,817)	111,586	(379,521)	1,894,725	15,399,110

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(820,951)	(3,139,952)	3,201,015	10,305,166	(11,771,080)	(35,391,873)
Net realized gain distribution from the Portfolios	—	13,163,963	872,086	2,207,104	—	—

Net realized gain (loss)	(820,951)	10,024,011	4,073,101	12,512,270	(11,771,080)	(35,391,873)

Net change in unrealized appreciation (depreciation) of investments	901,518	(3,543,006)	6,210,327	10,185,306	12,906,369	50,100,148

Net Realized and Unrealized Gain (Loss) on Investments	80,567	6,481,005	10,283,428	22,697,576	1,135,289	14,708,275

Net Increase (Decrease) in Net Assets Resulting from Operations	$71,330	$6,300,188	$10,395,014	$22,318,055	$3,030,014	$30,107,385

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-55

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$368,441	$654,650	$188,905	$175,093	$2	$1,319,924
Expenses:
Asset-based charges	348,422	658,663	167,112	203,529	111	6,260,334

Net Investment Income (Loss)	20,019	(4,013)	21,793	(28,436)	(109)	(4,940,410)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,850,231)	(2,512,177)	(2,894,005)	(1,564,408)	554	(80,752,119)
Net realized gain distribution from the Portfolios	851,280	3,397,999	141,665	47,359	—	833,159

Net realized gain (loss)	(998,951)	885,822	(2,752,340)	(1,517,049)	554	(79,918,960)

Net change in unrealized appreciation (depreciation) of investments	5,076,058	10,891,724	4,764,312	3,400,610	60	161,995,238

Net Realized and Unrealized Gain (Loss) on Investments	4,077,107	11,777,546	2,011,972	1,883,561	614	82,076,278

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,097,126	$11,773,533	$2,033,765	$1,855,125	$505	$77,135,868

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-56

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,511	$12,418,758	$957,892	$1,651,579	$4,033,846	$2,932,073
Expenses:
Asset-based charges	18,329	10,627,768	904,066	1,098,786	2,703,087	2,406,396

Net Investment Income (Loss)	(9,818)	1,790,990	53,826	552,793	1,330,759	525,677

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	27,129	(147,599,752)	(8,250,782)	(15,666,546)	(6,408,692)	(17,168,530)
Net realized gain distribution from the Portfolios	—	26,694,478	1,636,594	1,528,562	8,976,871	1,865,288

Net realized gain (loss)	27,129	(120,905,274)	(6,614,188)	(14,137,984)	2,568,179	(15,303,242)

Net change in unrealized appreciation (depreciation) of investments	291,072	259,250,749	17,972,404	24,391,424	7,349,804	36,580,895

Net Realized and Unrealized Gain (Loss) on Investments	318,201	138,345,475	11,358,216	10,253,440	9,917,983	21,277,653

Net Increase (Decrease) in Net Assets Resulting from Operations	$308,383	$140,136,465	$11,412,042	$10,806,233	$11,248,742	$21,803,330

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-57

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,012,235	$—	$268,800	$27,476,424	$2,002,424	$609,998
Expenses:
Asset-based charges	3,816,876	1,944,207	560,266	33,649,543	1,030,357	456,598
Less: Reduction for expense limitation	—	—	—	(5,777,077)	—	—

Net Expenses	3,816,876	1,944,207	560,266	27,872,466	1,030,357	456,598

Net Investment Income (Loss)	(2,804,641)	(1,944,207)	(291,466)	(396,042)	972,067	153,400

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,074,298)	(8,658,120)	(826,982)	396,758,075	(12,417,001)	(4,768,700)
Net realized gain distribution from the Portfolios	14,667,736	5,210,863	—	102,228,203	716,364	513,012

Net realized gain (loss)	12,593,438	(3,447,257)	(826,982)	498,986,278	(11,700,637)	(4,255,688)

Net change in unrealized appreciation (depreciation) of investments	48,146,551	59,690,333	10,393,785	33,859,663	16,256,898	7,881,453

Net Realized and Unrealized Gain (Loss) on Investments	60,739,989	56,243,076	9,566,803	532,845,941	4,556,261	3,625,765

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,935,348	$54,298,869	$9,275,337	$532,449,899	$5,528,328	$3,779,165

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-58

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$234,645	$4,046,539	$2,694,980	$2,682,545	$799,588	$36,052,159
Expenses:
Asset-based charges	143,539	2,384,093	1,519,610	1,384,718	371,780	39,256,040

Net Investment Income (Loss)	91,106	1,662,446	1,175,370	1,297,827	427,808	(3,203,881)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,258,232)	(33,980,595)	(10,099,708)	(13,131,995)	(4,606,658)	395,987,228
Net realized gain distribution from the Portfolios	27,105	4,459,158	—	—	—	28,773,701

Net realized gain (loss)	(1,231,127)	(29,521,437)	(10,099,708)	(13,131,995)	(4,606,658)	424,760,929

Net change in unrealized appreciation (depreciation) of investments	2,060,689	46,143,423	13,027,167	15,467,803	6,844,095	264,427,054

Net Realized and Unrealized Gain (Loss) on Investments	829,562	16,621,986	2,927,459	2,335,808	2,237,437	689,187,983

Net Increase (Decrease) in Net Assets Resulting from Operations	$920,668	$18,284,432	$4,102,829	$3,633,635	$2,665,245	$685,984,102

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-59

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,922,269	$306,057	$238,518	$3,225,105	$635,652	$21,642
Expenses:
Asset-based charges	7,906,718	340,953	260,089	4,644,641	1,021,728	17,427

Net Investment Income (Loss)	(4,984,449)	(34,896)	(21,571)	(1,419,536)	(386,076)	4,215

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	39,654,361	5,438,828	(3,569,172)	(28,966,759)	(1,595,546)	(3,017)
Net realized gain distribution from the Portfolios	15,816,480	105,183	671,725	15,175,488	3,297,912	34,704

Net realized gain (loss)	55,470,841	5,544,011	(2,897,447)	(13,791,271)	1,702,366	31,687

Net change in unrealized appreciation (depreciation) of investments	118,786,400	(2,736,124)	5,486,023	80,924,475	6,925,733	182,068

Net Realized and Unrealized Gain (Loss) on Investments	174,257,241	2,807,887	2,588,576	67,133,204	8,628,099	213,755

Net Increase (Decrease) in Net Assets Resulting from Operations	$169,272,792	$2,772,991	$2,567,005	$65,713,668	$8,242,023	$217,970

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-60

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,118,720	$2,820,413	$13,168,001	$428,531	$3,498,556	$2,324,071
Expenses:
Asset-based charges	499,077	2,032,209	5,655,489	223,641	2,109,499	1,813,056
Less: Reduction for expense limitation	(1,643)	—	—	—	—	—

Net Expenses	497,434	2,032,209	5,655,489	223,641	2,109,499	1,813,056

Net Investment Income (Loss)	621,286	788,204	7,512,512	204,890	1,389,057	511,015

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,934,720)	(1,289,470)	20,994,320	(133,904)	1,664,862	7,459,338
Net realized gain distribution from the Portfolios	—	1,270,235	—	—	—	11,365,373

Net realized gain (loss)	(1,934,720)	(19,235)	20,994,320	(133,904)	1,664,862	18,824,711

Net change in unrealized appreciation (depreciation) of investments	2,368,095	22,103,183	43,259,324	2,541,106	22,827,757	(4,442,792)

Net Realized and Unrealized Gain (Loss) on Investments	433,375	22,083,948	64,253,644	2,407,202	24,492,619	14,381,919

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,054,661	$22,872,152	$71,766,156	$2,612,092	$25,881,676	$14,892,934

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-61

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,006	$2,181,390	$189,053	$—	$5,646,468	$664,646
Expenses:
Asset-based charges	3,589,271	1,149,847	7,004,230	13,179,036	4,621,268	478,224

Net Investment Income (Loss)	(3,588,265)	1,031,543	(6,815,177)	(13,179,036)	1,025,200	186,422

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,296,997	(1,996,388)	(15,401,708)	(85,029,134)	(14,824,062)	(3,231,958)
Net realized gain distribution from the Portfolios	2,602,968	2,767,276	40,328,431	168,895,587	19,039,810	3,137,868

Net realized gain (loss)	8,899,965	770,888	24,926,723	83,866,453	4,215,748	(94,090)

Net change in unrealized appreciation (depreciation) of investments	76,034,423	6,717,357	63,823,938	316,194,425	31,200,106	7,588,668

Net Realized and Unrealized Gain (Loss) on Investments	84,934,388	7,488,245	88,750,661	400,060,878	35,415,854	7,494,578

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,346,123	$8,519,788	$81,935,484	$386,881,842	$36,441,054	$7,681,000

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-62

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,391,091	$3,564,704	$2,837,247	$12,976,480	$10,257,187	$—
Expenses:
Asset-based charges	6,937,434	11,329,341	2,035,328	10,476,049	3,085,729	1,358,018

Net Investment Income (Loss)	(5,546,343)	(7,764,637)	801,919	2,500,431	7,171,458	(1,358,018)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(13,356,872)	(171,578,188)	1,439,043	(12,915,279)	(20,464,496)	(6,590,659)
Net realized gain distribution from the Portfolios	23,738,126	77,898,445	5,178,838	43,729,026	239,449	5,073,883

Net realized gain (loss)	10,381,254	(93,679,743)	6,617,881	30,813,747	(20,225,047)	(1,516,776)

Net change in unrealized appreciation (depreciation) of investments	181,565,314	372,245,960	8,325,044	62,028,747	60,430,017	41,115,830

Net Realized and Unrealized Gain (Loss) on Investments	191,946,568	278,566,217	14,942,925	92,842,494	40,204,970	39,599,054

Net Increase (Decrease) in Net Assets Resulting from Operations	$186,400,225	$270,801,580	$15,744,844	$95,342,925	$47,376,428	$38,241,036

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,682,659	$9,266,844	$—	$—	$2,937,345	$10,625,213
Expenses:
Asset-based charges	4,364,455	8,546,008	3,348,508	4,464,861	1,692,254	12,395,525

Net Investment Income (Loss)	318,204	720,836	(3,348,508)	(4,464,861)	1,245,091	(1,770,312)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(16,319,865)	15,893,070	8,286,268	(29,836,762)	5,798,409	(19,884,491)
Net realized gain distribution from the Portfolios	13,975,007	12,674,876	3,109,244	—	2,652,771	41,800,979

Net realized gain (loss)	(2,344,858)	28,567,946	11,395,512	(29,836,762)	8,451,180	21,916,488

Net change in unrealized appreciation (depreciation) of investments	46,119,356	75,750,969	44,999,612	189,073,483	(14,945,831)	118,225,968

Net Realized and Unrealized Gain (Loss) on Investments	43,774,498	104,318,915	56,395,124	159,236,721	(6,494,651)	140,142,456

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,092,702	$105,039,751	$53,046,616	$154,771,860	$(5,249,560)	$138,372,144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,711,655	$28,340,818	$1,886,909	$21,045,272	$4,435,576	$1,153
Expenses:
Asset-based charges	6,031,711	18,438,009	1,396,360	15,535,283	1,165,402	925,921
Less: Reduction for expense limitation	—	(4,522,224)	—	—	(90,315)	—

Net Expenses	6,031,711	13,915,785	1,396,360	15,535,283	1,075,087	925,921

Net Investment Income (Loss)	679,944	14,425,033	490,549	5,509,989	3,360,489	(924,768)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,291,750)	(229,055,557)	(16,764,468)	(216,900,049)	108	(31,180,582)
Net realized gain distribution from the Portfolios	22,689,855	32,244,329	3,180,892	37,768,646	—	—

Net realized gain (loss)	12,398,105	(196,811,228)	(13,583,576)	(179,131,403)	108	(31,180,582)

Net change in unrealized appreciation (depreciation) of investments	38,532,315	341,355,523	29,205,444	339,799,065	(109)	52,634,351

Net Realized and Unrealized Gain (Loss) on Investments	50,930,420	144,544,295	15,621,868	160,667,662	(1)	21,453,769

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,610,364	$158,969,328	$16,112,417	$166,177,651	$3,360,488	$20,529,001

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$834,897	$2,892,979	$1,274,470	$5,625,471	$9,432,074	$2,355,493
Expenses:
Asset-based charges	683,432	884,813	756,012	5,696,029	10,148,768	871,295

Net Investment Income (Loss)	151,465	2,008,166	518,458	(70,558)	(716,694)	1,484,198

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(17,483,284)	(681,025)	(4,789,091)	(40,396,336)	(83,445,427)	10,308,568
Net realized gain distribution from the Portfolios	344,702	—	—	16,243,747	1,453,178	—

Net realized gain (loss)	(17,138,582)	(681,025)	(4,789,091)	(24,152,589)	(81,992,249)	10,308,568

Net change in unrealized appreciation (depreciation) of investments	18,749,313	1,754,622	5,961,585	94,015,141	220,231,025	(8,627,437)

Net Realized and Unrealized Gain (Loss) on Investments	1,610,731	1,073,597	1,172,494	69,862,552	138,238,776	1,681,131

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,762,196	$3,081,763	$1,690,952	$69,791,994	$137,522,082	$3,165,329

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$527,792	$32,130	$34,314	$615,947	$2,331,119	$453,412
Expenses:
Asset-based charges	251,792	18,142	12,879	377,620	735,225	1,309,269

Net Investment Income (Loss)	276,000	13,988	21,435	238,327	1,595,894	(855,857)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,989,286)	25,514	7,304	(24,538)	(205,464)	(6,944,069)
Net realized gain distribution from the Portfolios	—	—	—	1,056,961	—	3,358,674

Net realized gain (loss)	(1,989,286)	25,514	7,304	1,032,423	(205,464)	(3,585,395)

Net change in unrealized appreciation (depreciation) of investments	3,426,542	155,110	87,168	1,750,376	229,427	19,000,935

Net Realized and Unrealized Gain (Loss) on Investments	1,437,256	180,624	94,472	2,782,799	23,963	15,415,540

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,713,256	$194,612	$115,907	$3,021,126	$1,619,857	$14,559,683

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,500,448	$2,887,919	$11,217	$—	$126,906	$26,906
Expenses:
Asset-based charges	858,711	660,900	334,120	199,084	325,787	627,563

Net Investment Income (Loss)	641,737	2,227,019	(322,903)	(199,084)	(198,881)	(600,657)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(4,134,972)	(6,127,149)	(4,878,156)	(3,042,631)	(517,387)	(4,669,567)
Net realized gain distribution from the Portfolios	7,126,794	—	—	346,076	1,546,209	2,908,796

Net realized gain (loss)	2,991,822	(6,127,149)	(4,878,156)	(2,696,555)	1,028,822	(1,760,771)

Net change in unrealized appreciation (depreciation) of investments	2,726,945	8,492,192	8,609,058	5,209,632	3,540,018	13,293,925

Net Realized and Unrealized Gain (Loss) on Investments	5,718,767	2,365,043	3,730,902	2,513,077	4,568,840	11,533,154

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,360,504	$4,592,062	$3,407,999	$2,313,993	$4,369,959	$10,932,497

The accompanying notes are an integral part of these financial statements.

FSA-68

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PRINCIPAL EQUITY INCOME ACCOUNT	TARGET 2015 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,651,715	$2,956,280	$—	$2,129,431	$5,124	$327,555
Expenses:
Asset-based charges	9,408,859	1,279,239	4,244,692	154,803	1,686	158,897
Less: Reduction for expense limitation	(2,989,697)	—	—	—	—	—

Net Expenses	6,419,162	1,279,239	4,244,692	154,803	1,686	158,897

Net Investment Income (Loss)	(3,767,447)	1,677,041	(4,244,692)	1,974,628	3,438	168,658

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,578,675	(16,269,460)	(65,224,737)	(2,209,989)	(2,175)	(2,679,579)
Net realized gain distribution from the Portfolios	15,963,031	—	18,108,546	—	12,399	666,970

Net realized gain (loss)	20,541,706	(16,269,460)	(47,116,191)	(2,209,989)	10,224	(2,012,609)

Net change in unrealized appreciation (depreciation) of investments	204,723,010	20,203,137	180,221,243	(1,040,660)	18,226	3,005,850

Net Realized and Unrealized Gain (Loss) on Investments	225,264,716	3,933,677	133,105,052	(3,250,649)	28,450	993,241

Net Increase (Decrease) in Net Assets Resulting from Operations	$221,497,269	$5,610,718	$128,860,360	$(1,276,021)	$31,888	$1,161,899

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2023

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,913,103	$2,924,358	$2,488,643	$1,156,771	$—	$831,872
Expenses:
Asset-based charges	1,069,504	1,854,753	1,726,728	782,660	780,783	386,672

Net Investment Income (Loss)	843,599	1,069,605	761,915	374,111	(780,783)	445,200

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(11,196,070)	(2,546,855)	2,811,545	803,094	(11,969,058)	1,969,988
Net realized gain distribution from the Portfolios	3,174,816	2,775,986	2,747,561	816,374	—	—

Net realized gain (loss)	(8,021,254)	229,131	5,559,106	1,619,468	(11,969,058)	1,969,988

Net change in unrealized appreciation (depreciation) of investments	18,388,147	21,979,552	17,694,288	10,634,350	13,917,702	(4,182,552)

Net Realized and Unrealized Gain (Loss) on Investments	10,366,893	22,208,683	23,253,394	12,253,818	1,948,644	(2,212,564)

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,210,492	$23,278,288	$24,015,309	$12,627,929	$1,167,861	$(1,767,364)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,615	$(8)	$613,847	$371,834	$1,012,149	$707,654
Net realized gain (loss)	(210,681)	(31,970)	(2,615,603)	(256,415)	13,779,941	4,283,636
Net change in unrealized appreciation (depreciation) of investments	283,131	(120,188)	2,989,769	(2,924,301)	(10,181,076)	(2,893,938)

Net increase (decrease) in net assets resulting from operations	83,065	(152,166)	988,013	(2,808,882)	4,611,014	2,097,352

From Contractowners Transactions:
Payments received from contractowners	79,387	108,405	2,743,453	2,821,800	5,299,411	5,845,383
Transfers between Variable Investment Options including guaranteed interest account, net	188,976	(19,596)	(115,475)	(106,478)	(2,548,387)	(2,104,272)
Redemptions for contract benefits and terminations	(114,631)	(13,390)	(1,531,562)	(1,199,176)	(9,998,390)	(7,476,620)
Contract maintenance charges	(147)	(105)	(13,416)	(14,416)	(41,514)	(44,148)

Net increase (decrease) in net assets resulting from contractowners transactions	153,585	75,314	1,083,000	1,501,730	(7,288,880)	(3,779,657)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	(15)	227	132	(26,997)	27,575

Net Increase (Decrease) in Net Assets	236,650	(76,867)	2,071,240	(1,307,020)	(2,704,863)	(1,654,730)
Net Assets — Beginning of Year or Period	597,109	673,976	17,729,171	19,036,191	121,487,817	123,142,547

Net Assets — End of Year or Period	$833,759	$597,109	$19,800,411	$17,729,171	$118,782,954	$121,487,817

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$69,445	$(131,602)	$(8,289,841)	$(9,169,342)	$1,700,028	$1,205,567
Net realized gain (loss)	174,003	(137,735)	197,196,121	87,397,658	(2,999,804)	(682,671)
Net change in unrealized appreciation (depreciation) of investments	807,723	(818,625)	72,128,887	(255,810,542)	4,732,947	(4,137,945)

Net increase (decrease) in net assets resulting from operations	1,051,171	(1,087,962)	261,035,167	(177,582,226)	3,433,171	(3,615,049)

From Contractowners Transactions:
Payments received from contractowners	567,985	557,692	113,267,826	109,707,572	3,964,908	4,241,363
Transfers between Variable Investment Options including guaranteed interest account, net	(422,740)	(372,982)	(20,824,166)	(27,019,041)	2,878,525	(805,728)
Redemptions for contract benefits and terminations	(1,238,554)	(990,659)	(109,343,740)	(80,689,401)	(2,705,484)	(2,110,368)
Contract maintenance charges	(5,367)	(5,543)	(715,670)	(715,399)	(24,439)	(24,348)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,098,676)	(811,492)	(17,615,750)	1,283,731	4,113,510	1,300,919

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(4,139)	4,141	(29,552)	38,524	245	—

Net Increase (Decrease) in Net Assets	(51,644)	(1,895,313)	243,389,865	(176,259,971)	7,546,926	(2,314,130)
Net Assets — Beginning of Year or Period	13,401,278	15,296,591	1,339,102,632	1,515,362,603	28,837,906	31,152,036

Net Assets — End of Year or Period	$13,349,634	$13,401,278	$1,582,492,497	$1,339,102,632	$36,384,832	$28,837,906

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT MICRO CAP*		1290 VT SMALL CAP VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(9,237)	$(15,195)	$(180,817)	$(1,272,211)	$111,586	$724
Net realized gain (loss)	(820,951)	(37,334)	10,024,011	22,351,546	4,073,101	2,618,075
Net change in unrealized appreciation (depreciation) of investments	901,518	(438,044)	(3,543,006)	(23,055,455)	6,210,327	(14,379,745)

Net increase (decrease) in net assets resulting from operations	71,330	(490,573)	6,300,188	(1,976,120)	10,395,014	(11,760,946)

From Contractowners Transactions:
Payments received from contractowners	30,195	239,183	8,022,640	7,981,174	6,731,808	6,034,958
Transfers between Variable Investment Options including guaranteed interest account, net	(174,579)	(82,047)	(2,754,053)	(1,183,121)	2,510,251	1,184,350
Redemptions for contract benefits and terminations	(75,651)	(26,090)	(9,866,626)	(8,444,363)	(5,536,431)	(3,950,534)
Contract maintenance charges	(261)	(281)	(63,750)	(62,349)	(47,604)	(47,052)

Net increase (decrease) in net assets resulting from contractowners transactions	(220,296)	130,765	(4,661,789)	(1,708,659)	3,658,024	3,221,722

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	429	117	4,062	104	(24,294)	25,275

Net Increase (Decrease) in Net Assets	(148,537)	(359,691)	1,642,461	(3,684,675)	14,028,744	(8,513,949)
Net Assets — Beginning of Year or Period	1,337,678	1,697,369	153,359,642	157,044,317	66,389,158	74,903,107

Net Assets — End of Year or Period	$1,189,141	$1,337,678	$155,002,103	$153,359,642	$80,417,902	$66,389,158

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT SOCIALLY RESPONSIBLE*		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®		DELAWARE IVY VIP HIGH INCOME
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(379,521)	$(470,628)	$1,894,725	$1,358,842	$15,399,110	$16,030,260
Net realized gain (loss)	12,512,270	8,363,031	(11,771,080)	(2,212,094)	(35,391,873)	(15,473,729)
Net change in unrealized appreciation (depreciation) of investments	10,185,306	(32,919,379)	12,906,369	(12,040,162)	50,100,148	(40,211,774)

Net increase (decrease) in net assets resulting from operations	22,318,055	(25,026,976)	3,030,014	(12,893,414)	30,107,385	(39,655,243)

From Contractowners Transactions:
Payments received from contractowners	7,853,825	8,165,594	10,864,194	11,365,961	30,476,274	36,189,273
Transfers between Variable Investment Options including guaranteed interest account, net	(2,227,908)	(872,038)	2,185,357	(790,916)	(6,096,860)	(7,948,706)
Redemptions for contract benefits and terminations	(6,809,741)	(4,804,433)	(8,760,318)	(7,416,207)	(27,907,920)	(23,538,593)
Contract maintenance charges	(57,992)	(54,344)	(51,522)	(52,726)	(165,910)	(168,541)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,241,816)	2,434,779	4,237,711	3,106,112	(3,694,416)	4,533,433

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	(3,539)	4,903	(3,440)	5,957

Net Increase (Decrease) in Net Assets	21,076,239	(22,592,197)	7,264,186	(9,782,399)	26,409,529	(35,115,853)
Net Assets — Beginning of Year or Period	85,815,231	108,407,428	82,929,369	92,711,768	290,448,691	325,564,544

Net Assets — End of Year or Period	$106,891,470	$85,815,231	$90,193,555	$82,929,369	$316,858,220	$290,448,691

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,019	$(107,833)	$(4,013)	$(172,989)	$21,793	$(57,141)
Net realized gain (loss)	(998,951)	411,980	885,822	3,837,417	(2,752,340)	(1,063,334)
Net change in unrealized appreciation (depreciation) of investments	5,076,058	(5,727,312)	10,891,724	(15,903,779)	4,764,312	(2,765,367)

Net increase (decrease) in net assets resulting from operations	4,097,126	(5,423,165)	11,773,533	(12,239,351)	2,033,765	(3,885,842)

From Contractowners Transactions:
Payments received from contractowners	3,504,206	3,534,205	6,189,411	5,476,224	2,069,379	2,063,765
Transfers between Variable Investment Options including guaranteed interest account, net	497,954	(173,209)	1,311,401	860,964	132,442	225,180
Redemptions for contract benefits and terminations	(2,448,443)	(2,165,952)	(4,111,213)	(3,186,637)	(1,202,214)	(1,051,590)
Contract maintenance charges	(18,627)	(17,873)	(30,678)	(28,257)	(12,188)	(10,502)

Net increase (decrease) in net assets resulting from contractowners transactions	1,535,090	1,177,171	3,358,921	3,122,294	987,419	1,226,853

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	246	89	402	223	267	—

Net Increase (Decrease) in Net Assets	5,632,462	(4,245,905)	15,132,856	(9,116,834)	3,021,451	(2,658,989)
Net Assets — Beginning of Year or Period	28,244,086	32,489,991	48,052,930	57,169,764	13,463,987	16,122,976

Net Assets — End of Year or Period	$33,876,548	$28,244,086	$63,185,786	$48,052,930	$16,485,438	$13,463,987

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-75

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*(a)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(28,436)	$(114,567)	$(109)	$(373)	$(4,940,410)	$(5,203,365)
Net realized gain (loss)	(1,517,049)	141,590	554	(288)	(79,918,960)	(29,827,220)
Net change in unrealized appreciation (depreciation) of investments	3,400,610	(3,288,213)	60	—	161,995,238	(143,724,313)

Net increase (decrease) in net assets resulting from operations	1,855,125	(3,261,190)	505	(661)	77,135,868	(178,754,898)

From Contractowners Transactions:
Payments received from contractowners	1,330,794	1,570,975	28	—	37,474,656	32,995,605
Transfers between Variable Investment Options including guaranteed interest account, net	26,310	(493,426)	66,213	142,138	(74,212)	52,038,893
Redemptions for contract benefits and terminations	(2,037,818)	(2,356,819)	(46,671)	(140,407)	(37,759,629)	(28,244,752)
Contract maintenance charges	(14,371)	(15,622)	(1)	(1,027)	(225,120)	(198,707)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	14,463	999,480

Net increase (decrease) in net assets resulting from contractowners transactions	(695,085)	(1,294,892)	19,569	704	(569,842)	57,590,519

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	4,001	—	—	(30,047)	(980,902)

Net Increase (Decrease) in Net Assets	1,160,040	(4,552,081)	20,074	43	76,535,979	(122,145,281)
Net Assets — Beginning of Year or Period	16,367,543	20,919,624	44	1	474,010,889	596,156,170

Net Assets — End of Year or Period	$17,527,583	$16,367,543	$20,118	$44	$550,546,868	$474,010,889

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	EQ/AB Small Cap Growth replaced Delaware Ivy VIP Small Cap Growth due to a substitution on November 11, 2022.

FSA-76

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB SUSTAINABLE U.S. THEMATIC*(b)		EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(9,818)	$98	$1,790,990	$(2,712,428)	$53,826	$(289,498)
Net realized gain (loss)	27,129	11	(120,905,274)	86,311,942	(6,614,188)	(4,275,661)
Net change in unrealized appreciation (depreciation) of investments	291,072	(3,502)	259,250,749	(280,700,641)	17,972,404	(11,662,080)

Net increase (decrease) in net assets resulting from operations	308,383	(3,393)	140,136,465	(197,101,127)	11,412,042	(16,227,239)

From Contractowners Transactions:
Payments received from contractowners	315,564	9,440	64,060,367	63,759,291	5,314,679	4,235,882
Transfers between Variable Investment Options including guaranteed interest account, net	2,649,412	256,790	(13,244,594)	(12,962,744)	(1,094,623)	3,102,462
Redemptions for contract benefits and terminations	(43,759)	—	(55,989,898)	(47,491,777)	(7,711,026)	(5,254,788)
Contract maintenance charges	(200)	(9)	(747,057)	(763,612)	(63,783)	(59,047)

Net increase (decrease) in net assets resulting from contractowners transactions	2,921,017	266,221	(5,921,182)	2,541,158	(3,554,753)	2,024,509

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	209	8	7,147	1,124	(460)	1,420

Net Increase (Decrease) in Net Assets	3,229,609	262,836	134,222,430	(194,558,845)	7,856,829	(14,201,310)
Net Assets — Beginning of Year or Period	262,836	—	825,485,885	1,020,044,730	69,485,963	83,687,273

Net Assets — End of Year or Period	$3,492,445	$262,836	$959,708,315	$825,485,885	$77,342,792	$69,485,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(b)	Units were made available on November 4, 2022.

FSA-77

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/BALANCED STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$552,793	$73,295	$1,330,759	$4,030,330	$525,677	$(674,979)
Net realized gain (loss)	(14,137,984)	4,307,881	2,568,179	25,327,015	(15,303,242)	4,676,628
Net change in unrealized appreciation (depreciation) of investments	24,391,424	(20,754,118)	7,349,804	(35,048,953)	36,580,895	(43,894,637)

Net increase (decrease) in net assets resulting from operations	10,806,233	(16,372,942)	11,248,742	(5,691,608)	21,803,330	(39,892,988)

From Contractowners Transactions:
Payments received from contractowners	6,879,896	6,790,610	25,254,395	23,716,729	9,251,422	8,915,848
Transfers between Variable Investment Options including guaranteed interest account, net	(5,723,432)	(2,766,251)	(2,653,778)	1,357,549	(2,171,758)	(4,243,001)
Redemptions for contract benefits and terminations	(7,507,739)	(5,931,045)	(16,380,062)	(13,184,602)	(18,251,284)	(17,027,000)
Contract maintenance charges	(52,242)	(55,632)	(149,986)	(157,000)	(1,280,932)	(1,292,727)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,403,517)	(1,962,318)	6,070,569	11,732,676	(12,452,552)	(13,646,880)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,221	—	636	240	(5,522)	7,541

Net Increase (Decrease) in Net Assets	4,403,937	(18,335,260)	17,319,947	6,041,308	9,345,256	(53,532,327)
Net Assets — Beginning of Year or Period	87,832,952	106,168,212	229,845,837	223,804,529	191,027,090	244,559,417

Net Assets — End of Year or Period	$92,236,889	$87,832,952	$247,165,784	$229,845,837	$200,372,346	$191,027,090

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-78

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,804,641)	$(3,394,982)	$(1,944,207)	$(1,912,349)	$(291,466)	$(405,753)
Net realized gain (loss)	12,593,438	53,215,961	(3,447,257)	25,082,191	(826,982)	5,264,677
Net change in unrealized appreciation (depreciation) of investments	48,146,551	(122,752,044)	59,690,333	(88,815,353)	10,393,785	(20,901,003)

Net increase (decrease) in net assets resulting from operations	57,935,348	(72,931,065)	54,298,869	(65,645,511)	9,275,337	(16,042,079)

From Contractowners Transactions:
Payments received from contractowners	9,473,907	11,282,224	3,936,001	4,231,174	3,723,098	4,036,027
Transfers between Variable Investment Options including guaranteed interest account, net	(5,364,060)	(4,327,974)	(4,001,581)	(2,430,555)	(762,847)	(2,043,075)
Redemptions for contract benefits and terminations	(25,269,164)	(20,162,800)	(16,120,005)	(10,977,556)	(4,380,544)	(2,814,942)
Contract maintenance charges	(70,389)	(72,567)	(32,071)	(32,219)	(35,574)	(36,022)

Net increase (decrease) in net assets resulting from contractowners transactions	(21,229,706)	(13,281,117)	(16,217,656)	(9,209,156)	(1,455,867)	(858,012)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(1,578)	2,534	(12,711)	13,730	(10,544)	12,102

Net Increase (Decrease) in Net Assets	36,704,064	(86,209,648)	38,068,502	(74,840,937)	7,808,926	(16,887,989)
Net Assets — Beginning of Year or Period	281,741,772	367,951,420	128,377,989	203,218,926	40,743,111	57,631,100

Net Assets — End of Year or Period	$318,445,836	$281,741,772	$166,446,491	$128,377,989	$48,552,037	$40,743,111

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-79

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/COMMON STOCK INDEX*(c)		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(396,042)	$(9,126,200)	$972,067	$189,098	$153,400	$(96,238)
Net realized gain (loss)	498,986,278	400,580,784	(11,700,637)	(242,075)	(4,255,688)	1,846,789
Net change in unrealized appreciation (depreciation) of investments	33,859,663	(1,018,545,134)	16,256,898	(14,405,413)	7,881,453	(8,788,626)

Net increase (decrease) in net assets resulting from operations	532,449,899	(627,090,550)	5,528,328	(14,458,390)	3,779,165	(7,038,075)

From Contractowners Transactions:
Payments received from contractowners	59,531,728	58,204,088	5,083,762	6,506,151	2,945,777	3,867,964
Transfers between Variable Investment Options including guaranteed interest account, net	(21,908,631)	(36,929,334)	(1,423,934)	(2,238,026)	(448,799)	(1,074,327)
Redemptions for contract benefits and terminations	(236,158,340)	(196,586,356)	(9,419,490)	(9,649,768)	(3,513,371)	(3,130,896)
Contract maintenance charges	(859,708)	(881,433)	(128,203)	(139,386)	(140,743)	(139,681)
Adjustments to net assets allocated to contracts in payout period	(753,532)	4,210,834	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(200,148,483)	(171,982,201)	(5,887,865)	(5,521,029)	(1,157,136)	(476,940)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,824,882	(5,149,605)	(2,361)	3,454	—	—

Net Increase (Decrease) in Net Assets	334,126,298	(804,222,356)	(361,898)	(19,975,965)	2,622,029	(7,515,015)
Net Assets — Beginning of Year or Period	2,332,508,610	3,136,730,966	86,814,002	106,789,967	37,481,115	44,996,130

Net Assets — End of Year or Period	$2,666,634,908	$2,332,508,610	$86,452,104	$86,814,002	$40,103,144	$37,481,115

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(c)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-80

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$91,106	$(10,064)	$1,662,446	$126,827	$1,175,370	$527,922
Net realized gain (loss)	(1,231,127)	43,510	(29,521,437)	5,195,698	(10,099,708)	(3,138,873)
Net change in unrealized appreciation (depreciation) of investments	2,060,689	(1,810,029)	46,143,423	(42,594,494)	13,027,167	(10,949,489)

Net increase (decrease) in net assets resulting from operations	920,668	(1,776,583)	18,284,432	(37,271,969)	4,102,829	(13,560,440)

From Contractowners Transactions:
Payments received from contractowners	2,044,093	1,686,765	14,098,968	14,897,542	12,071,568	12,700,904
Transfers between Variable Investment Options including guaranteed interest account, net	171,736	851,528	(2,101,451)	(5,007,939)	2,818,763	(2,430,037)
Redemptions for contract benefits and terminations	(1,125,611)	(1,504,922)	(19,127,154)	(17,814,925)	(11,374,771)	(11,735,639)
Contract maintenance charges	(61,527)	(55,886)	(285,682)	(298,243)	(75,834)	(78,111)

Net increase (decrease) in net assets resulting from contractowners transactions	1,028,691	977,485	(7,415,319)	(8,223,565)	3,439,726	(1,542,883)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(2)	1,483	(73,622)	76,906	(6,490)	6,927

Net Increase (Decrease) in Net Assets	1,949,357	(797,615)	10,795,491	(45,418,628)	7,536,065	(15,096,396)
Net Assets — Beginning of Year or Period	12,459,011	13,256,626	194,843,427	240,262,055	122,617,050	137,713,446

Net Assets — End of Year or Period	$14,408,368	$12,459,011	$205,638,918	$194,843,427	$130,153,115	$122,617,050

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-81

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,297,827	$1,400,790	$427,808	$278,523	$(3,203,881)	$(4,636,356)
Net realized gain (loss)	(13,131,995)	(6,965,718)	(4,606,658)	108,575	424,760,929	294,645,373
Net change in unrealized appreciation (depreciation) of investments	15,467,803	(13,331,749)	6,844,095	(6,306,207)	264,427,054	(940,815,793)

Net increase (decrease) in net assets resulting from operations	3,633,635	(18,896,677)	2,665,245	(5,919,109)	685,984,102	(650,806,776)

From Contractowners Transactions:
Payments received from contractowners	8,660,889	8,726,373	4,495,262	4,823,176	340,695,477	294,937,139
Transfers between Variable Investment Options including guaranteed interest account, net	1,726,014	(1,474,462)	437,622	686,443	23,748,808	12,824,862
Redemptions for contract benefits and terminations	(11,601,220)	(10,574,684)	(2,460,118)	(1,722,303)	(232,467,907)	(167,209,229)
Contract maintenance charges	(65,258)	(69,966)	(16,907)	(16,256)	(2,146,708)	(1,847,667)
Adjustments to net assets allocated to contracts in payout period	10,208	43,160	—	—	(1,740,278)	985,190

Net increase (decrease) in net assets resulting from contractowners transactions	(1,269,367)	(3,349,579)	2,455,859	3,771,060	128,089,392	139,690,295

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(11,594)	(40,601)	(172)	2,566	2,269,641	(779,954)

Net Increase (Decrease) in Net Assets	2,352,674	(22,286,857)	5,120,932	(2,145,483)	816,343,135	(511,896,435)
Net Assets — Beginning of Year or Period	113,588,787	135,875,644	28,254,477	30,399,960	2,787,911,340	3,299,807,775

Net Assets — End of Year or Period	$115,941,461	$113,588,787	$33,375,409	$28,254,477	$3,604,254,475	$2,787,911,340

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-82

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(d)		EQ/FRANKLIN RISING DIVIDENDS*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,984,449)	$(4,288,253)	$(34,896)	$(106,133)	$(21,571)	$(175,407)
Net realized gain (loss)	55,470,841	58,421,875	5,544,011	799,450	(2,897,447)	(1,019,148)
Net change in unrealized appreciation (depreciation) of investments	118,786,400	(213,719,637)	(2,736,124)	(3,725,381)	5,486,023	(3,442,363)

Net increase (decrease) in net assets resulting from operations	169,272,792	(159,586,015)	2,772,991	(3,032,064)	2,567,005	(4,636,918)

From Contractowners Transactions:
Payments received from contractowners	45,945,377	45,568,327	2,921,371	3,573,462	1,467,010	1,432,420
Transfers between Variable Investment Options including guaranteed interest account, net	(7,395,974)	2,574,156	(615,294)	455,521	(564,257)	(203,226)
Redemptions for contract benefits and terminations	(55,034,168)	(40,191,749)	(1,808,796)	(847,344)	(1,741,035)	(1,453,854)
Contract maintenance charges	(241,790)	(236,888)	(1,121)	(856)	(8,584)	(8,927)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,726,555)	7,713,846	496,160	3,180,783	(846,866)	(233,587)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,457	4,331	—	—	409	—

Net Increase (Decrease) in Net Assets	152,548,694	(151,867,838)	3,269,151	148,719	1,720,548	(4,870,505)
Net Assets — Beginning of Year or Period	573,690,293	725,558,131	25,985,591	25,836,872	20,879,498	25,750,003

Net Assets — End of Year or Period	$726,238,987	$573,690,293	$29,254,742	$25,985,591	$22,600,046	$20,879,498

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(d)	EQ/Fidelity Institutional AM® Large Cap replaced Invesco V.I. Main Street Fund due to a substitution on November 11, 2022.

FSA-83

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,419,536)	$(3,373,443)	$(386,076)	$(487,051)	$4,215	$(4,265)
Net realized gain (loss)	(13,791,271)	(8,838,848)	1,702,366	13,316,831	31,687	118,242
Net change in unrealized appreciation (depreciation) of investments	80,924,475	(85,019,176)	6,925,733	(23,451,487)	182,068	(444,526)

Net increase (decrease) in net assets resulting from operations	65,713,668	(97,231,467)	8,242,023	(10,621,707)	217,970	(330,549)

From Contractowners Transactions:
Payments received from contractowners	15,896,881	16,102,532	7,761,489	7,043,520	—	—
Transfers between Variable Investment Options including guaranteed interest account, net	(5,803,478)	(4,573,096)	575,756	1,428,216	—	—
Redemptions for contract benefits and terminations	(27,561,877)	(20,752,474)	(7,710,659)	(5,399,071)	(22,113)	(22,113)
Contract maintenance charges	(129,208)	(132,775)	(29,842)	(29,081)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(17,597,682)	(9,355,813)	596,744	3,043,584	(22,113)	(22,113)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(41,261)	41,567	4,255	16,409	20	(8)

Net Increase (Decrease) in Net Assets	48,074,725	(106,545,713)	8,843,022	(7,561,714)	195,877	(352,670)
Net Assets — Beginning of Year or Period	339,354,136	445,899,849	82,590,281	90,151,995	1,451,442	1,804,112

Net Assets —End of Year or Period	$387,428,861	$339,354,136	$91,433,303	$82,590,281	$1,647,319	$1,451,442

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-84

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$621,286	$(134,653)	$788,204	$(29,762)	$7,512,512	$5,023,377
Net realized gain (loss)	(1,934,720)	(1,596,385)	(19,235)	(3,918,794)	20,994,320	(19,271,396)
Net change in unrealized appreciation (depreciation) of investments	2,368,095	(2,366,566)	22,103,183	(23,826,123)	43,259,324	(42,402,118)

Net increase (decrease) in net assets resulting from operations	1,054,661	(4,097,604)	22,872,152	(27,774,679)	71,766,156	(56,650,137)

From Contractowners Transactions:
Payments received from contractowners	2,378,334	2,138,821	9,143,692	9,025,338	46,406,885	40,881,468
Transfers between Variable Investment Options including guaranteed interest account, net	2,184,602	(1,283,026)	(4,310,526)	(1,668,444)	1,280,677	3,130,925
Redemptions for contract benefits and terminations	(3,871,230)	(4,783,150)	(11,753,324)	(9,637,272)	(33,786,826)	(23,274,889)
Contract maintenance charges	(25,994)	(27,053)	(55,909)	(56,967)	(319,739)	(255,707)
Adjustments to net assets allocated to contracts in payout period	10,063	23,191	—	—	(85,108)	251,873

Net increase (decrease) in net assets resulting from contractowners transactions	675,775	(3,931,217)	(6,976,067)	(2,337,345)	13,495,889	20,733,670

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(15,143)	(20,376)	949	—	70,808	(235,186)

Net Increase (Decrease) in Net Assets	1,715,293	(8,049,197)	15,897,034	(30,112,024)	85,332,853	(36,151,653)
Net Assets — Beginning of Year or Period	39,946,552	47,995,749	152,514,009	182,626,033	403,670,148	439,821,801

Net Assets — End of Year or Period	$41,661,845	$39,946,552	$168,411,043	$152,514,009	$489,003,001	$403,670,148

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-85

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$204,890	$(11,288)	$1,389,057	$487,324	$511,015	$543,270
Net realized gain (loss)	(133,904)	(408,214)	1,664,862	(9,492,610)	18,824,711	24,736,300
Net change in unrealized appreciation (depreciation) of investments	2,541,106	(2,513,417)	22,827,757	(18,231,173)	(4,442,792)	(26,384,003)

Net increase (decrease) in net assets resulting from operations	2,612,092	(2,932,919)	25,881,676	(27,236,459)	14,892,934	(1,104,433)

From Contractowners Transactions:
Payments received from contractowners	1,896,986	1,840,492	8,291,290	8,070,740	8,115,470	8,207,477
Transfers between Variable Investment Options including guaranteed interest account, net	197,109	392,359	(3,470,681)	(1,686,637)	(4,199,655)	1,322,712
Redemptions for contract benefits and terminations	(1,407,838)	(885,628)	(12,523,859)	(9,065,506)	(13,822,035)	(10,646,426)
Contract maintenance charges	(8,674)	(7,915)	(55,923)	(54,615)	(48,912)	(49,580)

Net increase (decrease) in net assets resulting from contractowners transactions	677,583	1,339,308	(7,759,173)	(2,736,018)	(9,955,132)	(1,165,817)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	6	(18,714)	21,347	2,324	97

Net Increase (Decrease) in Net Assets	3,289,675	(1,593,605)	18,103,789	(29,951,130)	4,940,126	(2,270,153)
Net Assets — Beginning of Year or Period	16,637,127	18,230,732	154,449,543	184,400,673	146,697,317	148,967,470

Net Assets — End of Year or Period	$19,926,802	$16,637,127	$172,553,332	$154,449,543	$151,637,443	$146,697,317

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-86

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*		EQ/JANUS ENTERPRISE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,588,265)	$(3,276,715)	$1,031,543	$456,388	$(6,815,177)	$(6,856,302)
Net realized gain (loss)	8,899,965	19,698,441	770,888	2,037,426	24,926,723	50,636,626
Net change in unrealized appreciation (depreciation) of investments	76,034,423	(133,396,851)	6,717,357	(13,251,190)	63,823,938	(157,972,453)

Net increase (decrease) in net assets resulting from operations	81,346,123	(116,975,125)	8,519,788	(10,757,376)	81,935,484	(114,192,129)

From Contractowners Transactions:
Payments received from contractowners	29,692,531	29,730,646	7,979,025	8,788,409	38,458,744	37,873,887
Transfers between Variable Investment Options including guaranteed interest account, net	(3,334,366)	3,019,608	(231,627)	(4,010,202)	(5,601,779)	(10,770,231)
Redemptions for contract benefits and terminations	(21,069,226)	(18,400,497)	(8,009,772)	(6,994,870)	(43,443,133)	(31,826,747)
Contract maintenance charges	(172,698)	(162,611)	(36,653)	(40,774)	(216,293)	(219,043)

Net increase (decrease) in net assets resulting from contractowners transactions	5,116,241	14,187,146	(299,027)	(2,257,437)	(10,802,461)	(4,942,134)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,503	7,227	1,102	1,923	(26,130)	34,676

Net Increase (Decrease) in Net Assets	86,463,867	(102,780,752)	8,221,863	(13,012,890)	71,106,893	(119,099,587)
Net Assets — Beginning of Year or Period	249,495,138	352,275,890	96,595,313	109,608,203	530,662,354	649,761,941

Net Assets — End of Year or Period	$335,959,005	$249,495,138	$104,817,176	$96,595,313	$601,769,247	$530,662,354

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-87

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(13,179,036)	$(12,256,768)	$1,025,200	$(288,107)	$186,422	$(479,923)
Net realized gain (loss)	83,866,453	54,404,377	4,215,748	32,314,054	(94,090)	3,014,116
Net change in unrealized appreciation (depreciation) of investments	316,194,425	(582,167,935)	31,200,106	(35,445,107)	7,588,668	(11,171,121)

Net increase (decrease) in net assets resulting from operations	386,881,842	(540,020,326)	36,441,054	(3,419,160)	7,681,000	(8,636,928)

From Contractowners Transactions:
Payments received from contractowners	97,374,827	100,200,079	45,227,182	40,012,400	1,853,019	1,705,375
Transfers between Variable Investment Options including guaranteed interest account, net	(12,604,507)	(1,412,595)	10,838,528	24,786,976	119,086	(147,738)
Redemptions for contract benefits and terminations	(79,172,083)	(58,848,834)	(32,196,220)	(20,911,763)	(3,780,924)	(2,685,101)
Contract maintenance charges	(514,832)	(493,612)	(180,518)	(170,593)	(16,947)	(16,928)

Net increase (decrease) in net assets resulting from contractowners transactions	5,083,405	39,445,038	23,688,972	43,717,020	(1,825,766)	(1,144,392)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(22,487)	53,770	(14,184)	25,387	—	—

Net Increase (Decrease) in Net Assets	391,942,760	(500,521,518)	60,115,842	40,323,247	5,855,234	(9,781,320)
Net Assets — Beginning of Year or Period	857,875,004	1,358,396,522	361,351,770	321,028,523	35,145,008	44,926,328

Net Assets — End of Year or Period	$1,249,817,764	$857,875,004	$421,467,612	$361,351,770	$41,000,242	$35,145,008

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-88

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,546,343)	$(5,138,569)	$(7,764,637)	$(10,820,217)	$801,919	$478,279
Net realized gain (loss)	10,381,254	73,552,496	(93,679,743)	87,179,210	6,617,881	4,680,912
Net change in unrealized appreciation (depreciation) of investments	181,565,314	(267,516,230)	372,245,960	(431,433,885)	8,325,044	(20,429,914)

Net increase (decrease) in net assets resulting from operations	186,400,225	(199,102,303)	270,801,580	(355,074,892)	15,744,844	(15,270,723)

From Contractowners Transactions:
Payments received from contractowners	48,242,244	44,761,104	23,164,805	23,207,523	19,014,529	18,519,776
Transfers between Variable Investment Options including guaranteed interest account, net	7,053,318	(4,279,643)	(15,591,896)	(16,368,263)	2,328,657	7,145,849
Redemptions for contract benefits and terminations	(42,788,846)	(33,816,132)	(64,124,888)	(51,853,875)	(13,726,504)	(9,912,696)
Contract maintenance charges	(355,829)	(333,398)	(289,962)	(298,223)	(114,981)	(104,227)

Net increase (decrease) in net assets resulting from contractowners transactions	12,150,887	6,331,931	(56,841,941)	(45,312,838)	7,501,701	15,648,702

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(24,376)	52,598	1,473	(7)	2,176	2,443

Net Increase (Decrease) in Net Assets	198,526,736	(192,717,774)	213,961,112	(400,387,737)	23,248,721	380,422
Net Assets — Beginning of Year or Period	461,843,128	654,560,902	747,084,752	1,147,472,489	160,660,345	160,279,923

Net Assets — End of Year or Period	$660,369,864	$461,843,128	$961,045,864	$747,084,752	$183,909,066	$160,660,345

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-89

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,500,431	$(359,081)	$7,171,458	$7,351,302	$(1,358,018)	$(1,257,503)
Net realized gain (loss)	30,813,747	93,361,665	(20,225,047)	(7,987,527)	(1,516,776)	9,434,239
Net change in unrealized appreciation (depreciation) of investments	62,028,747	(214,424,940)	60,430,017	(42,889,334)	41,115,830	(46,980,151)

Net increase (decrease) in net assets resulting from operations	95,342,925	(121,422,356)	47,376,428	(43,525,559)	38,241,036	(38,803,415)

From Contractowners Transactions:
Payments received from contractowners	23,072,952	22,727,781	23,050,364	24,780,321	5,437,912	5,026,327
Transfers between Variable Investment Options including guaranteed interest account, net	(10,815,238)	(14,221,849)	(7,553,103)	(2,575,066)	3,883,353	(3,368,368)
Redemptions for contract benefits and terminations	(65,147,426)	(54,460,647)	(20,120,337)	(14,633,034)	(14,077,848)	(7,017,392)
Contract maintenance charges	(277,312)	(295,922)	(101,109)	(103,479)	(34,537)	(32,469)
Adjustments to net assets allocated to contracts in payout period	43,690	625,793	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(53,123,334)	(45,624,844)	(4,724,185)	7,468,742	(4,791,120)	(5,391,902)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(41,452)	(624,667)	(11,674)	15,914	1,534	212

Net Increase (Decrease) in Net Assets	42,178,139	(167,671,867)	42,640,569	(36,040,903)	33,451,450	(44,195,105)
Net Assets — Beginning of Year or Period	797,449,795	965,121,662	235,567,970	271,608,873	91,972,356	136,167,461

Net Assets — End of Year or Period	$839,627,934	$797,449,795	$278,208,539	$235,567,970	$125,423,806	$91,972,356

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-90

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MFS INTERNATIONAL GROWTH*(e)		EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$318,204	$(214,729)	$720,836	$(5,050,307)	$(3,348,508)	$(3,203,071)
Net realized gain (loss)	(2,344,858)	1,735,064	28,567,946	37,923,890	11,395,512	10,370,609
Net change in unrealized appreciation (depreciation) of investments	46,119,356	(46,799,101)	75,750,969	(237,811,450)	44,999,612	(101,959,151)

Net increase (decrease) in net assets resulting from operations	44,092,702	(45,278,766)	105,039,751	(204,937,867)	53,046,616	(94,791,613)

From Contractowners Transactions:
Payments received from contractowners	37,416,920	28,510,835	72,095,021	73,769,440	26,528,282	28,414,882
Transfers between Variable Investment Options including guaranteed interest account, net	1,807,398	90,818,114	(14,519,389)	2,002,788	(2,242,338)	(2,801,651)
Redemptions for contract benefits and terminations	(27,104,849)	(15,412,225)	(52,224,805)	(39,669,565)	(20,110,904)	(16,376,087)
Contract maintenance charges	(215,094)	(165,982)	(347,564)	(345,909)	(132,219)	(130,463)

Net increase (decrease) in net assets resulting from contractowners transactions	11,904,375	103,750,742	5,003,263	35,756,754	4,042,821	9,106,681

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	6,550	14,538	(16,332)	21,875	(3,041)	9,644

Net Increase (Decrease) in Net Assets	56,003,627	58,486,514	110,026,682	(169,159,238)	57,086,396	(85,675,288)
Net Assets — Beginning of Year or Period	333,446,435	274,959,921	656,493,793	825,653,031	252,046,576	337,721,864

Net Assets — End of Year or Period	$389,450,062	$333,446,435	$766,520,475	$656,493,793	$309,132,972	$252,046,576

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(e)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022

FSA-91

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,464,861)	$(3,943,277)	$1,245,091	$5,747,769	$(1,770,312)	$(2,281,887)
Net realized gain (loss)	(29,836,762)	14,333,000	8,451,180	12,108,188	21,916,488	53,818,284
Net change in unrealized appreciation (depreciation) of investments	189,073,483	(170,977,971)	(14,945,831)	(18,893,613)	118,225,968	(209,655,166)

Net increase (decrease) in net assets resulting from operations	154,771,860	(160,588,248)	(5,249,560)	(1,037,656)	138,372,144	(158,118,769)

From Contractowners Transactions:
Payments received from contractowners	44,988,506	41,164,645	11,086,864	11,391,792	95,558,082	88,548,857
Transfers between Variable Investment Options including guaranteed interest account, net	2,212,678	(825,102)	(2,443,462)	(669,312)	(1,109,817)	(5,576,858)
Redemptions for contract benefits and terminations	(27,238,744)	(18,698,041)	(12,887,706)	(10,458,999)	(71,430,488)	(52,546,606)
Contract maintenance charges	(206,006)	(182,472)	(58,082)	(62,741)	(564,237)	(530,765)

Net increase (decrease) in net assets resulting from contractowners transactions	19,756,434	21,459,030	(4,302,386)	200,740	22,453,540	29,894,628

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,110	6,978	490	3,968	(7,261)	13,481

Net Increase (Decrease) in Net Assets	174,529,404	(139,122,240)	(9,551,456)	(832,948)	160,818,423	(128,210,660)
Net Assets — Beginning of Year or Period	286,947,799	426,070,039	149,086,393	149,919,341	946,048,940	1,074,259,600

Net Assets — End of Year or Period	$461,477,203	$286,947,799	$139,534,937	$149,086,393	$1,106,867,363	$946,048,940

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-92

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$679,944	$(1,875,338)	$14,425,033	$4,529,458	$490,549	$(230,706)
Net realized gain (loss)	12,398,105	16,972,918	(196,811,228)	30,341,134	(13,583,576)	9,169,516
Net change in unrealized appreciation (depreciation) of investments	38,532,315	(102,989,694)	341,355,523	(325,592,737)	29,205,444	(32,377,731)

Net increase (decrease) in net assets resulting from operations	51,610,364	(87,892,114)	158,969,328	(290,722,145)	16,112,417	(23,438,921)

From Contractowners Transactions:
Payments received from contractowners	16,259,817	16,342,399	83,535,590	90,349,077	17,261,119	17,374,223
Transfers between Variable Investment Options including guaranteed interest account, net	(6,049,030)	(10,752,548)	(23,082,147)	(31,978,412)	(1,230,998)	(2,049,848)
Redemptions for contract benefits and terminations	(33,480,516)	(30,012,472)	(135,546,589)	(118,582,947)	(11,121,079)	(8,875,510)
Contract maintenance charges	(163,400)	(178,943)	(1,462,700)	(1,516,491)	(155,979)	(154,723)
Adjustments to net assets allocated to contracts in payout period	—	—	32,595	1,172,574	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(23,433,129)	(24,601,564)	(76,523,251)	(60,556,199)	4,753,063	6,294,142

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(158)	8,367	(382,593)	(1,060,818)	1,273	675

Net Increase (Decrease) in Net Assets	28,177,077	(112,485,311)	82,063,484	(352,339,162)	20,866,753	(17,144,104)
Net Assets — Beginning of Year or Period	457,381,518	569,866,829	1,450,011,752	1,802,350,914	115,541,568	132,685,672

Net Assets — End of Year or Period	$485,558,595	$457,381,518	$1,532,075,236	$1,450,011,752	$136,408,321	$115,541,568

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-93

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,509,989	$(2,110,968)	$3,360,489	$(15,772)	$(924,768)	$(963,029)
Net realized gain (loss)	(179,131,403)	68,161,963	108	1,523	(31,180,582)	(53,108,253)
Net change in unrealized appreciation (depreciation) of investments	339,799,065	(335,557,281)	(109)	(1,437)	52,634,351	3,427,281

Net increase (decrease) in net assets resulting from operations	166,177,651	(269,506,286)	3,360,488	(15,686)	20,529,001	(50,644,001)

From Contractowners Transactions:
Payments received from contractowners	83,564,620	85,331,569	123,512,242	111,981,001	4,883,641	5,849,202
Transfers between Variable Investment Options including guaranteed interest account, net	(20,397,913)	(26,422,569)	(91,348,555)	(84,149,489)	722,780	(140,759)
Redemptions for contract benefits and terminations	(88,775,566)	(78,026,950)	(18,492,617)	(16,653,670)	(5,703,220)	(4,420,471)
Contract maintenance charges	(1,196,800)	(1,245,043)	(86,838)	(82,404)	(24,679)	(24,283)
Adjustments to net assets allocated to contracts in payout period	—	—	6,014	20,451	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(26,805,659)	(20,362,993)	13,590,246	11,115,889	(121,478)	1,263,689

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	17,607	8,881	(15,014)	153,907	576	8

Net Increase (Decrease) in Net Assets	139,389,599	(289,860,398)	16,935,720	11,254,110	20,408,099	(49,380,304)
Net Assets — Beginning of Year or Period	1,207,732,609	1,497,593,007	94,931,475	83,677,365	62,854,965	112,235,269

Net Assets — End of Year or Period	$1,347,122,208	$1,207,732,609	$111,867,195	$94,931,475	$83,263,064	$62,854,965

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-94

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$151,465	$5,746,957	$2,008,166	$94,153	$518,458	$(396,925)
Net realized gain (loss)	(17,138,582)	(2,829,349)	(681,025)	(643,121)	(4,789,091)	(3,579,346)
Net change in unrealized appreciation (depreciation) of investments	18,749,313	(15,495,892)	1,754,622	(824,096)	5,961,585	(4,018,720)

Net increase (decrease) in net assets resulting from operations	1,762,196	(12,578,284)	3,081,763	(1,373,064)	1,690,952	(7,994,991)

From Contractowners Transactions:
Payments received from contractowners	7,200,104	8,321,367	5,409,115	5,105,773	3,186,194	3,375,128
Transfers between Variable Investment Options including guaranteed interest account, net	(2,300,473)	(2,254,721)	495,999	(1,029,031)	418,609	(1,992,104)
Redemptions for contract benefits and terminations	(6,501,392)	(5,001,871)	(7,729,341)	(6,884,149)	(5,113,289)	(5,032,656)
Contract maintenance charges	(33,866)	(35,504)	(32,282)	(32,847)	(30,541)	(32,748)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	11,126	53,882

Net increase (decrease) in net assets resulting from contractowners transactions	(1,635,627)	1,029,271	(1,856,509)	(2,840,254)	(1,527,901)	(3,628,498)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(3)	115	(11,893)	11,890	(14,017)	(50,781)

Net Increase (Decrease) in Net Assets	126,566	(11,548,898)	1,213,361	(4,201,428)	149,034	(11,674,270)
Net Assets — Beginning of Year or Period	60,973,380	72,522,278	71,187,894	75,389,322	59,894,995	71,569,265

Net Assets — End of Year or Period	$61,099,946	$60,973,380	$72,401,255	$71,187,894	$60,044,029	$59,894,995

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-95

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/SMALL COMPANY INDEX*		EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(70,558)	$(1,274,114)	$(716,694)	$(1,667,239)	$1,484,198	$2,115,882
Net realized gain (loss)	(24,152,589)	1,640,392	(81,992,249)	(32,107,192)	10,308,568	8,454,979
Net change in unrealized appreciation (depreciation) of investments	94,015,141	(106,851,624)	220,231,025	(122,831,204)	(8,627,437)	5,518,487

Net increase (decrease) in net assets resulting from operations	69,791,994	(106,485,346)	137,522,082	(156,605,635)	3,165,329	16,089,348

From Contractowners Transactions:
Payments received from contractowners	54,472,409	48,641,791	44,654,455	46,729,220	6,670,520	6,492,319
Transfers between Variable Investment Options including guaranteed interest account, net	7,058,418	8,398,647	(21,780,896)	(27,493,928)	(7,925,124)	7,350,973
Redemptions for contract benefits and terminations	(32,999,754)	(23,337,510)	(66,065,233)	(50,472,992)	(6,190,951)	(3,831,389)
Contract maintenance charges	(295,069)	(260,647)	(315,241)	(341,916)	(27,889)	(25,224)

Net increase (decrease) in net assets resulting from contractowners transactions	28,236,004	33,442,281	(43,506,915)	(31,579,616)	(7,473,444)	9,986,679

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(8,960)	11,328	(36,106)	46,153	14	—

Net Increase (Decrease) in Net Assets	98,019,038	(73,031,737)	93,979,061	(188,139,098)	(4,308,101)	26,076,027
Net Assets — Beginning of Year or Period	429,826,718	502,858,455	789,834,942	977,974,040	75,941,301	49,865,274

Net Assets — End of Year or Period	$527,845,756	$429,826,718	$883,814,003	$789,834,942	$71,633,200	$75,941,301

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-96

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*(b)		EQUITABLE MODERATE GROWTH MF/ETF*(b)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$276,000	$131,062	$13,988	$164	$21,435	$4
Net realized gain (loss)	(1,989,286)	422,239	25,514	—	7,304	—
Net change in unrealized appreciation (depreciation) of investments	3,426,542	(3,850,164)	155,110	(695)	87,168	4

Net increase (decrease) in net assets resulting from operations	1,713,256	(3,296,863)	194,612	(531)	115,907	8

From Contractowners Transactions:
Payments received from contractowners	2,311,036	2,917,015	379,186	1,734	874,050	359
Transfers between Variable Investment Options including guaranteed interest account, net	(3,110,291)	979,550	1,785,834	15,708	1,129,623	190
Redemptions for contract benefits and terminations	(2,226,098)	(2,558,014)	(29,142)	—	(162,401)	—
Contract maintenance charges	(16,689)	(17,872)	(588)	(6)	(719)	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,042,042)	1,320,679	2,135,290	17,436	1,840,553	549

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(2)	—	6	—	—	—

Net Increase (Decrease) in Net Assets	(1,328,788)	(1,976,184)	2,329,908	16,905	1,956,460	557
Net Assets — Beginning of Year or Period	22,122,776	24,098,960	16,905	—	557	—

Net Assets — End of Year or Period	$20,793,988	$22,122,776	$2,346,813	$16,905	$1,957,017	$557

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(b)	Units were made available on November 4, 2022.

FSA-97

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(b)		FIDELITY® VIP MID CAP PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$238,327	$202,601	$1,595,894	$1,681	$(855,857)	$(919,755)
Net realized gain (loss)	1,032,423	1,332,697	(205,464)	1	(3,585,395)	7,220,181
Net change in unrealized appreciation (depreciation) of investments	1,750,376	(3,449,115)	229,427	(2,605)	19,000,935	(24,913,015)

Net increase (decrease) in net assets resulting from operations	3,021,126	(1,913,817)	1,619,857	(923)	14,559,683	(18,612,589)

From Contractowners Transactions:
Payments received from contractowners	5,044,612	4,035,274	19,153,319	35,569	14,326,884	13,448,621
Transfers between Variable Investment Options including guaranteed interest account, net	374,161	1,300,215	82,796,638	102,687	(762,453)	(1,096,922)
Redemptions for contract benefits and terminations	(2,613,178)	(1,865,017)	(3,171,718)	—	(7,380,464)	(4,859,708)
Contract maintenance charges	(21,465)	(20,251)	(117,789)	(1)	(79,441)	(79,235)

Net increase (decrease) in net assets resulting from contractowners transactions	2,784,130	3,450,221	98,660,450	138,255	6,104,526	7,412,756

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	3,886	5	1,679	—

Net Increase (Decrease) in Net Assets	5,805,256	1,536,404	100,284,193	137,337	20,665,888	(11,199,833)
Net Assets — Beginning of Year or Period	31,196,358	29,659,954	137,337	—	104,280,403	115,480,236

Net Assets — End of Year or Period	$37,001,614	$31,196,358	$100,421,530	$137,337	$124,946,291	$104,280,403

The accompanying notes are an integral part of these financial statements.

(b)	Units were made available on November 4, 2022.

FSA-98

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MAIN STREET MID CAP FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$641,737	$523,197	$2,227,019	$1,779,467	$(322,903)	$(315,326)
Net realized gain (loss)	2,991,822	10,878,550	(6,127,149)	(1,846,236)	(4,878,156)	4,475,069
Net change in unrealized appreciation (depreciation) of investments	2,726,945	(13,837,381)	8,492,192	(6,134,770)	8,609,058	(9,140,126)

Net increase (decrease) in net assets resulting from operations	6,360,504	(2,435,634)	4,592,062	(6,201,539)	3,407,999	(4,980,383)

From Contractowners Transactions:
Payments received from contractowners	9,211,806	9,316,106	6,413,136	6,792,971	2,096,425	2,097,268
Transfers between Variable Investment Options including guaranteed interest account, net	(2,251,055)	(2,480,416)	(230,919)	(1,174,185)	(526,173)	(527,349)
Redemptions for contract benefits and terminations	(6,530,611)	(4,591,049)	(4,306,559)	(4,029,713)	(2,524,751)	(2,123,254)
Contract maintenance charges	(63,306)	(68,153)	(33,463)	(32,644)	(10,987)	(12,006)

Net increase (decrease) in net assets resulting from contractowners transactions	366,834	2,176,488	1,842,195	1,556,429	(965,486)	(565,341)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,383	—	270	18	619	—

Net Increase (Decrease) in Net Assets	6,728,721	(259,146)	6,434,527	(4,645,092)	2,443,132	(5,545,724)
Net Assets — Beginning of Year or Period	82,751,418	83,010,564	53,039,689	57,684,781	26,932,677	32,478,401

Net Assets — End of Year or Period	$89,480,139	$82,751,418	$59,474,216	$53,039,689	$29,375,809	$26,932,677

The accompanying notes are an integral part of these financial statements.

FSA-99

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. SMALL CAP EQUITY FUND		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(199,084)	$(190,076)	$(198,881)	$(224,267)	$(600,657)	$(550,441)
Net realized gain (loss)	(2,696,555)	2,930,614	1,028,822	4,491,767	(1,760,771)	5,905,772
Net change in unrealized appreciation (depreciation) of investments	5,209,632	(6,807,373)	3,540,018	(9,942,551)	13,293,925	(16,613,870)

Net increase (decrease) in net assets resulting from operations	2,313,993	(4,066,835)	4,369,959	(5,675,051)	10,932,497	(11,258,539)

From Contractowners Transactions:
Payments received from contractowners	2,202,348	1,754,351	1,830,109	2,420,944	7,016,241	5,603,327
Transfers between Variable Investment Options including guaranteed interest account, net	508,779	144,001	(600,384)	(1,087,318)	1,574,345	936,334
Redemptions for contract benefits and terminations	(1,590,215)	(1,149,124)	(2,603,254)	(2,349,235)	(4,271,938)	(3,012,001)
Contract maintenance charges	(8,783)	(7,374)	(14,621)	(14,219)	(30,906)	(28,798)

Net increase (decrease) in net assets resulting from contractowners transactions	1,112,129	741,854	(1,388,150)	(1,029,828)	4,287,742	3,498,862

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	868	—	—	—	464	—

Net Increase (Decrease) in Net Assets	3,426,990	(3,324,981)	2,981,809	(6,704,879)	15,220,703	(7,759,677)
Net Assets — Beginning of Year or Period	15,215,142	18,540,123	25,765,485	32,470,364	46,805,537	54,565,214

Net Assets — End of Year or Period	$18,642,132	$15,215,142	$28,747,294	$25,765,485	$62,026,240	$46,805,537

The accompanying notes are an integral part of these financial statements.

FSA-100

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,767,447)	$(6,747,428)	$1,677,041	$1,690,830	$(4,244,692)	$(4,028,117)
Net realized gain (loss)	20,541,706	119,696,101	(16,269,460)	(5,280,015)	(47,116,191)	23,942,238
Net change in unrealized appreciation (depreciation) of investments	204,723,010	(431,695,737)	20,203,137	(18,239,212)	180,221,243	(183,536,407)

Net increase (decrease) in net assets resulting from operations	221,497,269	(318,747,064)	5,610,718	(21,828,397)	128,860,360	(163,622,286)

From Contractowners Transactions:
Payments received from contractowners	13,177,720	12,456,774	11,124,979	25,303,006	24,423,705	21,504,008
Transfers between Variable Investment Options including guaranteed interest account, net	(6,332,619)	(11,924,823)	(64,299,822)	3,964,177	6,130,876	(3,112,603)
Redemptions for contract benefits and terminations	(69,005,253)	(54,180,762)	(9,361,388)	(11,177,293)	(25,001,836)	(20,478,712)
Contract maintenance charges	(294,991)	(303,086)	(88,663)	(165,173)	(156,118)	(136,623)
Adjustments to net assets allocated to contracts in payout period	(40,697)	625,199	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(62,495,840)	(53,326,698)	(62,624,894)	17,924,717	5,396,627	(2,223,930)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	493,101	(591,876)	(15,872)	3,273	1,476	8

Net Increase (Decrease) in Net Assets	159,494,530	(372,665,638)	(57,030,048)	(3,900,407)	134,258,463	(165,846,208)
Net Assets — Beginning of Year or Period	621,520,907	994,186,545	148,393,961	152,294,368	266,755,139	432,601,347

Net Assets — End of Year or Period	$781,015,437	$621,520,907	$91,363,913	$148,393,961	$401,013,602	$266,755,139

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-101

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		PRINCIPAL EQUITY INCOME ACCOUNT(f)	TARGET 2015 ALLOCATION*
	2023	2022	2023	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,974,628	$2,918,825	$3,438	$168,658	$111,058
Net realized gain (loss)	(2,209,989)	566,456	10,224	(2,012,609)	(73,547)
Net change in unrealized appreciation (depreciation) of investments	(1,040,660)	(2,671,523)	18,226	3,005,850	(2,752,735)

Net increase (decrease) in net assets resulting from operations	(1,276,021)	813,758	31,888	1,161,899	(2,715,224)

From Contractowners Transactions:
Payments received from contractowners	1,459,304	1,546,191	110,530	596,900	605,049
Transfers between Variable Investment Options including guaranteed interest account, net	(205,296)	879,213	386,412	(333,590)	(391,228)
Redemptions for contract benefits and terminations	(1,177,151)	(1,232,771)	(3,069)	(1,640,131)	(1,721,465)
Contract maintenance charges	(7,474)	(7,988)	(36)	(6,734)	(7,754)

Net increase (decrease) in net assets resulting from contractowners transactions	69,383	1,184,645	493,837	(1,383,555)	(1,515,398)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	465	—	12	(987)	1,666

Net Increase (Decrease) in Net Assets	(1,206,173)	1,998,403	525,737	(222,643)	(4,228,956)
Net Assets — Beginning of Year or Period	14,391,726	12,393,323	—	14,035,752	18,264,708

Net Assets — End of Year or Period	$13,185,553	$14,391,726	$525,737	$13,813,109	$14,035,752

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(f)	Units were made available on November 4, 2022, however the fund had no units as of December 31, 2022.

FSA-102

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$843,599	$441,797	$1,069,605	$410,090	$761,915	$253,919
Net realized gain (loss)	(8,021,254)	5,647,663	229,131	9,107,763	5,559,106	10,186,079
Net change in unrealized appreciation (depreciation) of investments	18,388,147	(24,290,177)	21,979,552	(38,671,041)	17,694,288	(38,106,828)

Net increase (decrease) in net assets resulting from operations	11,210,492	(18,200,717)	23,278,288	(29,153,188)	24,015,309	(27,666,830)

From Contractowners Transactions:
Payments received from contractowners	8,812,802	10,210,614	20,698,001	19,785,957	19,507,308	18,155,629
Transfers between Variable Investment Options including guaranteed interest account, net	(1,657,218)	(2,156,544)	1,275,313	(763,717)	(255,139)	334,980
Redemptions for contract benefits and terminations	(10,531,401)	(10,327,570)	(10,160,288)	(7,737,898)	(7,434,743)	(7,228,450)
Contract maintenance charges	(40,419)	(42,273)	(89,695)	(87,286)	(119,069)	(117,944)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,416,236)	(2,315,773)	11,723,331	11,197,056	11,698,357	11,144,215

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	887	424	2,536	(7)	(5,241)	22,802

Net Increase (Decrease) in Net Assets	7,795,143	(20,516,066)	35,004,155	(17,956,139)	35,708,425	(16,499,813)
Net Assets — Beginning of Year or Period	92,328,126	112,844,192	146,981,449	164,937,588	137,389,369	153,889,182

Net Assets — End of Year or Period	$100,123,269	$92,328,126	$181,985,604	$146,981,449	$173,097,794	$137,389,369

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-103

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL RESOURCES FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$374,111	$78,063	$(780,783)	$(782,332)	$445,200	$112,278
Net realized gain (loss)	1,619,468	3,487,092	(11,969,058)	(3,240,495)	1,969,988	4,896,959
Net change in unrealized appreciation (depreciation) of investments	10,634,350	(15,334,954)	13,917,702	(229,357)	(4,182,552)	(3,466,893)

Net increase (decrease) in net assets resulting from operations	12,627,929	(11,769,799)	1,167,861	(4,252,184)	(1,767,364)	1,542,344

From Contractowners Transactions:
Payments received from contractowners	17,204,810	14,584,053	8,382,657	8,622,101	2,344,573	2,268,911
Transfers between Variable Investment Options including guaranteed interest account, net	744,888	(56,039)	(1,487,196)	(2,584,320)	(1,554,253)	3,393,253
Redemptions for contract benefits and terminations	(3,637,684)	(2,544,341)	(5,492,585)	(4,953,228)	(2,816,040)	(2,289,830)
Contract maintenance charges	(108,426)	(92,292)	(40,287)	(45,012)	(10,191)	(11,112)

Net increase (decrease) in net assets resulting from contractowners transactions	14,203,588	11,891,381	1,362,589	1,039,541	(2,035,911)	3,361,222

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	1,282	1,161	—	781	1,199

Net Increase (Decrease) in Net Assets	26,831,517	122,864	2,531,611	(3,212,643)	(3,802,494)	4,904,765
Net Assets — Beginning of Year or Period	61,266,524	61,143,660	67,594,357	70,807,000	33,894,336	28,989,571

Net Assets — End of Year or Period	$88,098,041	$61,266,524	$70,125,968	$67,594,357	$30,091,842	$33,894,336

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-104

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

The change in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	9	(7)	2	1	(1)	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	204	(194)	10	46	(30)	16

1290 VT EQUITY INCOME	IB	302	(327)	(25)	160	(176)	(16)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	56	(63)	(7)	31	(35)	(4)

1290 VT GAMCO SMALL COMPANY VALUE	IB	2,472	(2,510)	(38)	832	(833)	(1)

1290 VT HIGH YIELD BOND	IB	293	(260)	33	72	(64)	8

1290 VT MICRO CAP	IB	9	(11)	(2)	2	(2)	—

1290 VT SMALL CAP VALUE	IB	549	(586)	(37)	447	(453)	(6)

1290 VT SMARTBETA EQUITY ESG	IB	380	(359)	21	135	(116)	19

1290 VT SOCIALLY RESPONSIBLE	IB	281	(285)	(4)	128	(118)	10

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	908	(866)	42	283	(255)	28

DELAWARE IVY VIP HIGH INCOME	CLASS II	1,590	(1,613)	(23)	414	(388)	26

EQ/400 MANAGED VOLATILITY	IB	104	(99)	5	34	(28)	6

EQ/500 MANAGED VOLATILITY	IB	157	(146)	11	51	(39)	12

EQ/2000 MANAGED VOLATILITY	IB	59	(56)	3	22	(15)	7

EQ/AB DYNAMIC MODERATE GROWTH	IB	106	(109)	(3)	19	(30)	(11)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	—	—	—	2	(2)	—

EQ/AB SMALL CAP GROWTH	IA	319	(348)	(29)	297	(292)	5

EQ/AB SMALL CAP GROWTH	IB	537	(495)	42	191	(46)	145

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	34	(8)	26	2	—	2

EQ/AGGRESSIVE ALLOCATION	IB	2,694	(2,716)	(22)	875	(870)	5

EQ/AGGRESSIVE GROWTH STRATEGY	IB	508	(537)	(29)	218	(200)	18

EQ/ALL ASSET GROWTH ALLOCATION	IB	424	(457)	(33)	94	(103)	(9)

The accompanying notes are an integral part of these financial statements.

FSA-105

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	822	(807)	15	288	(234)	54

EQ/BALANCED STRATEGY	IB	1,068	(1,145)	(77)	236	(316)	(80)

EQ/CAPITAL GROUP RESEARCH	IB	585	(638)	(53)	234	(266)	(32)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	280	(325)	(45)	184	(211)	(27)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	141	(146)	(5)	75	(77)	(2)

EQ/COMMON STOCK INDEX	IA	1,392	(1,593)	(201)	811	(996)	(185)

EQ/COMMON STOCK INDEX	IB	957	(957)	—	124	(125)	(1)

EQ/CONSERVATIVE ALLOCATION	IB	583	(630)	(47)	159	(198)	(39)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	282	(290)	(8)	47	(52)	(5)

EQ/CONSERVATIVE STRATEGY	IB	122	(113)	9	37	(29)	8

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	1,089	(1,136)	(47)	268	(320)	(52)

EQ/CORE BOND INDEX	IB	961	(932)	29	383	(397)	(14)

EQ/CORE PLUS BOND	IA	258	(271)	(13)	186	(207)	(21)

EQ/CORE PLUS BOND	IB	433	(426)	7	70	(69)	1

EQ/EMERGING MARKETS EQUITY PLUS	IB	320	(292)	28	124	(89)	35

EQ/EQUITY 500 INDEX	IA	1,027	(1,081)	(54)	826	(866)	(40)

EQ/EQUITY 500 INDEX	IB	4,678	(4,184)	494	925	(411)	514

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	1,571	(1,612)	(41)	411	(384)	27

EQ/FRANKLIN RISING DIVIDENDS	IB	189	(186)	3	28	(8)	20

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	74	(78)	(4)	41	(44)	(3)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	593	(642)	(49)	444	(472)	(28)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	294	(296)	(2)	114	(101)	13

EQ/GROWTH STRATEGY	IA	—	—	—	—	—	—

EQ/INTERMEDIATE GOVERNMENT BOND	IA	124	(124)	—	96	(108)	(12)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	84	(84)	—	18	(31)	(13)

The accompanying notes are an integral part of these financial statements.

FSA-106

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	718	(764)	(46)	397	(414)	(17)

EQ/INTERNATIONAL EQUITY INDEX	IA	1,092	(1,173)	(81)	902	(924)	(22)

EQ/INTERNATIONAL EQUITY INDEX	IB	1,037	(845)	192	309	(117)	192

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	119	(114)	5	42	(31)	11

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	595	(642)	(47)	482	(503)	(21)

EQ/INVESCO COMSTOCK	IB	359	(394)	(35)	199	(203)	(4)

EQ/INVESCO GLOBAL	IB	1,042	(1,021)	21	376	(312)	64

EQ/INVESCO GLOBAL REAL ASSETS	IB	486	(487)	(1)	155	(168)	(13)

EQ/JANUS ENTERPRISE	IB	1,197	(1,226)	(29)	452	(461)	(9)

EQ/JPMORGAN GROWTH STOCK	IB	2,424	(2,406)	18	858	(745)	113

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	936	(864)	72	409	(277)	132

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	91	(98)	(7)	53	(58)	(5)

EQ/LARGE CAP GROWTH INDEX	IB	1,447	(1,411)	36	587	(567)	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	958	(1,067)	(109)	710	(800)	(90)

EQ/LARGE CAP VALUE INDEX	IB	1,021	(973)	48	416	(314)	102

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	1,494	(1,685)	(191)	1,425	(1,594)	(169)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	292	(319)	(27)	36	(59)	(23)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	2,001	(2,046)	(45)	698	(624)	74

EQ/LOOMIS SAYLES GROWTH	IB	230	(239)	(9)	93	(107)	(14)

EQ/MFS INTERNATIONAL GROWTH	IB	1,197	(1,156)	41	671	(258)	413

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	2,580	(2,557)	23	820	(659)	161

EQ/MFS MID CAP FOCUSED GROWTH	IB	874	(860)	14	307	(269)	38

EQ/MFS TECHNOLOGY	IB	640	(600)	40	236	(188)	48

EQ/MFS UTILITIES SERIES	IB	547	(566)	(19)	166	(164)	2

The accompanying notes are an integral part of these financial statements.

FSA-107

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MID CAP INDEX	IB	2,644	(2,578)	66	1,137	(1,040)	97

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	749	(816)	(67)	563	(629)	(66)

EQ/MODERATE ALLOCATION	IA	4,680	(5,218)	(538)	3,206	(3,734)	(528)

EQ/MODERATE ALLOCATION	IB	2,899	(2,977)	(78)	317	(332)	(15)

EQ/MODERATE GROWTH STRATEGY	IB	746	(718)	28	142	(103)	39

EQ/MODERATE-PLUS ALLOCATION	IB	4,458	(4,581)	(123)	1,506	(1,598)	(92)

EQ/MONEY MARKET	IA	70,202	(69,685)	517	62,800	(62,618)	182

EQ/MONEY MARKET	IB	576,952	(576,809)	143	508,863	(509,144)	(281)

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	466	(464)	2	318	(311)	7

EQ/PIMCO GLOBAL REAL RETURN	IB	577	(596)	(19)	169	(159)	10

EQ/PIMCO ULTRA SHORT BOND	IB	548	(565)	(17)	247	(273)	(26)

EQ/QUALITY BOND PLUS	IA	146	(154)	(8)	133	(148)	(15)

EQ/QUALITY BOND PLUS	IB	118	(122)	(4)	20	(27)	(7)

EQ/SMALL COMPANY INDEX	IB	1,114	(1,038)	76	496	(405)	91

EQ/VALUE EQUITY	IB	1,467	(1,583)	(116)	537	(622)	(85)

EQ/WELLINGTON ENERGY	IB	974	(1,071)	(97)	775	(633)	142

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	157	(180)	(23)	58	(49)	9

EQUITABLE GROWTH MF/ETF	IB	26	(7)	19	—	—	—

EQUITABLE MODERATE GROWTH MF/ETF	IB	38	(21)	17	—	—	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	121	(110)	11	26	(13)	13

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	1,009	(73)	936	1	—	1

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	433	(409)	24	62	(34)	28

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	352	(349)	3	50	(40)	10

INVESCO V.I. HIGH YIELD FUND	SERIES II	391	(378)	13	94	(82)	12

The accompanying notes are an integral part of these financial statements.

FSA-108

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	103	(107)	(4)	33	(34)	(1)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	60	(55)	5	21	(18)	3

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	73	(76)	(3)	20	(24)	(4)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	118	(108)	10	38	(29)	9

MULTIMANAGER AGGRESSIVE EQUITY	IA	1,362	(1,569)	(207)	829	(1,017)	(188)

MULTIMANAGER AGGRESSIVE EQUITY	IB	169	(167)	2	29	(26)	3

MULTIMANAGER CORE BOND	IB	1,001	(1,434)	(433)	421	(299)	122

MULTIMANAGER TECHNOLOGY	IB	454	(447)	7	245	(246)	(1)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	164	(162)	2	54	(42)	12

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	5	(1)	4	—	—	—

TARGET 2015 ALLOCATION	IB	78	(86)	(8)	24	(34)	(10)

TARGET 2025 ALLOCATION	IB	468	(488)	(20)	167	(180)	(13)

TARGET 2035 ALLOCATION	IB	756	(699)	57	252	(196)	56

TARGET 2045 ALLOCATION	IB	688	(634)	54	189	(136)	53

TARGET 2055 ALLOCATION	IB	516	(427)	89	128	(53)	75

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	667	(654)	13	106	(94)	12

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	402	(434)	(32)	310	(269)	41

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-109

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2023

1.	Organization

Separate Account A (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series(®)

•	American Funds Insurance Series® The Bond Fund of America®

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/AB Sustainable US Thematic
•	EQ/Aggressive Allocation(1)
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(1)
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation(1)
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth

FSA-110

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Continued)

•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation(1)
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation(1)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2015 Allocation(1)
•	Target 2025 Allocation(1)
•	Target 2035 Allocation(1)
•	Target 2045 Allocation(1)
•	Target 2055 Allocation(1)

Fidelity® Variable Insurance Products

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Delaware Ivy VIP High Income

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

Principal Funds

•	Principal Equity Income Account

VanEck VIP Trust

•	VanEck VIP Global Resources Fund

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
(1)	The Variable Investment Option was previously held under EQ Premier VIP Trust until November 12, 2023.
(2)	Formerly known as EQ/T. Rowe Price Growth Stock.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

FSA-111

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Concluded)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of Equitable Financial’s General Account, and fixed maturity options of Separate Account No. 48. In July 2022, the Securities and Exchange Commission issued an order with findings that daily separate account and portfolio operating expenses disclosed in customer prospectuses for the Equivest variable annuity product and incorporated in the calculation of net investment portfolio results in Equivest quarterly account statements were not properly presented or referenced in those account statements. Equitable Financial, neither admitted nor denied the findings, but agreed to prospectively modify the relevant account statements and cross-reference the relevant prospectus disclosures, and pay a civil monetary penalty of $50 million, to be distributed to the plan participants. In 2023, Equitable Financial completed the distribution to plan participants, $28.6 million of which related to existing plan participants and was contributed to Separate Account A. This contribution was included as part of the Payments received from Contractowners and increased the existing plan participants account value.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment

FSA-112

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Concluded)

Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by Equitable Financial and may result in additional amounts being transferred into the variable annuity account by Equitable Financial to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows:

	Purchases	Sales
1290 VT CONVERTIBLE SECURITIES	$1,095,187	$930,987
1290 VT DOUBLELINE OPPORTUNISTIC BOND	20,787,133	19,089,962
1290 VT EQUITY INCOME	90,162,125	89,278,351
1290 VT GAMCO MERGERS & ACQUISITIONS	9,641,485	10,283,759

FSA-113

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
1290 VT GAMCO SMALL COMPANY VALUE	$1,261,754,809	$1,183,852,189
1290 VT HIGH YIELD BOND	38,385,888	32,572,108
1290 VT MICRO CAP	1,339,965	1,569,069
1290 VT SMALL CAP VALUE	106,216,648	97,891,289
1290 VT SMARTBETA EQUITY ESG	64,399,978	59,757,303
1290 VT SOCIALLY RESPONSIBLE	76,785,245	76,199,480
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	95,476,384	89,344,356
DELAWARE IVY VIP HIGH INCOME	286,817,608	275,112,609
EQ/400 MANAGED VOLATILITY	28,923,215	26,516,493
EQ/500 MANAGED VOLATILITY	54,377,968	47,624,443
EQ/2000 MANAGED VOLATILITY	13,637,669	12,486,526
EQ/AB DYNAMIC MODERATE GROWTH	15,806,212	16,482,374
EQ/AB SHORT DURATION GOVERNMENT BOND	66,270	46,810
EQ/AB SMALL CAP GROWTH	362,459,188	367,136,185
EQ/AB SUSTAINABLE U.S. THEMATIC	3,844,510	933,199
EQ/AGGRESSIVE ALLOCATION	773,749,970	751,177,259
EQ/AGGRESSIVE GROWTH STRATEGY	65,009,925	66,873,298
EQ/ALL ASSET GROWTH ALLOCATION	85,923,183	90,244,124
EQ/AMERICAN CENTURY MID CAP VALUE	222,419,096	206,041,531
EQ/BALANCED STRATEGY	175,391,102	185,450,643
EQ/CAPITAL GROUP RESEARCH	223,363,497	232,757,586
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	99,299,100	112,249,122
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	34,154,406	35,902,015
EQ/COMMON STOCK INDEX	1,705,125,231	1,802,693,834
EQ/CONSERVATIVE ALLOCATION	80,806,773	85,005,116
EQ/CONSERVATIVE GROWTH STRATEGY	40,362,410	40,853,134
EQ/CONSERVATIVE STRATEGY	14,160,332	13,013,422
EQ/CONSERVATIVE-PLUS ALLOCATION	187,084,800	188,375,330
EQ/CORE BOND INDEX	111,503,245	106,887,730
EQ/CORE PLUS BOND	90,563,683	90,550,974
EQ/EMERGING MARKETS EQUITY PLUS	31,636,123	28,750,533
EQ/EQUITY 500 INDEX	2,617,232,239	2,461,894,948
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	554,550,673	560,442,751
EQ/FRANKLIN RISING DIVIDENDS	29,923,769	29,357,321
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	16,318,651	16,514,953
EQ/GLOBAL EQUITY MANAGED VOLATILITY	230,924,608	234,766,138
EQ/GOLDMAN SACHS MID CAP VALUE	75,919,983	72,394,682
EQ/GROWTH STRATEGY	56,345	39,539
EQ/INTERMEDIATE GOVERNMENT BOND	31,223,045	29,934,646
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	116,242,468	121,159,147
EQ/INTERNATIONAL EQUITY INDEX	351,284,118	330,210,119
EQ/INTERNATIONAL MANAGED VOLATILITY	17,083,174	16,200,696
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	99,199,909	105,567,516
EQ/INVESCO COMSTOCK	116,676,531	114,752,980
EQ/INVESCO GLOBAL	243,947,002	239,812,014
EQ/INVESCO GLOBAL REAL ASSETS	89,451,103	85,950,299
EQ/JANUS ENTERPRISE	482,453,362	459,736,131
EQ/JPMORGAN GROWTH STOCK	997,861,710	837,052,359
EQ/JPMORGAN VALUE OPPORTUNITIES	349,568,969	305,803,951
EQ/LARGE CAP CORE MANAGED VOLATILITY	28,780,702	27,282,177
EQ/LARGE CAP GROWTH INDEX	480,359,857	450,013,685
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	531,994,064	518,709,285
EQ/LARGE CAP VALUE INDEX	162,039,601	148,552,520
EQ/LARGE CAP VALUE MANAGED VOLATILITY	482,799,290	489,733,870

FSA-114

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/LAZARD EMERGING MARKETS EQUITY	$222,826,284	$220,135,659
EQ/LOOMIS SAYLES GROWTH	105,464,121	106,537,843
EQ/MFS INTERNATIONAL GROWTH	339,023,964	312,810,703
EQ/MFS INTERNATIONAL INTRINSIC VALUE	637,081,925	618,680,157
EQ/MFS MID CAP FOCUSED GROWTH	230,903,698	227,096,671
EQ/MFS TECHNOLOGY	325,020,081	309,723,240
EQ/MFS UTILITIES SERIES	144,768,321	145,168,843
EQ/MID CAP INDEX	845,147,167	782,669,665
EQ/MID CAP VALUE MANAGED VOLATILITY	288,202,533	288,263,595
EQ/MODERATE ALLOCATION	1,228,055,845	1,257,403,999
EQ/MODERATE GROWTH STRATEGY	130,003,448	121,577,671
EQ/MODERATE-PLUS ALLOCATION	1,085,159,069	1,068,659,771
EQ/MONEY MARKET	833,575,396	816,759,116
EQ/MORGAN STANLEY SMALL CAP GROWTH	52,099,170	53,144,837
EQ/PIMCO GLOBAL REAL RETURN	61,019,913	62,160,054
EQ/PIMCO ULTRA SHORT BOND	60,158,230	60,006,616
EQ/QUALITY BOND PLUS	40,931,147	41,951,367
EQ/SMALL COMPANY INDEX	406,115,449	361,719,139
EQ/VALUE EQUITY	574,694,694	617,461,110
EQ/WELLINGTON ENERGY	74,004,101	79,993,411
EQUITABLE CONSERVATIVE GROWTH MF/ETF	22,874,941	25,640,985
EQUITABLE GROWTH MF/ETF	2,960,574	811,296
EQUITABLE MODERATE GROWTH MF/ETF	4,089,600	2,227,612
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	34,658,375	30,578,957
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	108,741,194	8,480,960
FIDELITY® VIP MID CAP PORTFOLIO	115,975,640	107,366,636
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	88,657,531	80,520,758
INVESCO V.I. HIGH YIELD FUND	54,017,223	49,947,720
INVESCO V.I. MAIN STREET MID CAP FUND	21,721,652	23,009,421
INVESCO V.I. SMALL CAP EQUITY FUND	15,677,359	14,417,370
MFS® INVESTORS TRUST SERIES	25,199,871	25,240,693
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	55,475,335	48,879,032
MULTIMANAGER AGGRESSIVE EQUITY	459,830,663	509,579,119
MULTIMANAGER CORE BOND	145,460,369	206,452,388
MULTIMANAGER TECHNOLOGY	262,308,208	243,046,312
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	16,048,772	14,004,310
PRINCIPAL EQUITY INCOME ACCOUNT	607,615	97,942
TARGET 2015 ALLOCATION	12,712,029	13,259,278
TARGET 2025 ALLOCATION	88,891,737	88,288,670
TARGET 2035 ALLOCATION	154,881,300	139,309,817
TARGET 2045 ALLOCATION	149,387,794	134,178,204
TARGET 2055 ALLOCATION	83,320,566	67,926,493
TEMPLETON GLOBAL BOND VIP FUND	64,426,024	63,843,057
VANECK VIP GLOBAL RESOURCES FUND	30,693,802	32,283,896

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in

FSA-115

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions (Concluded)

each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.36% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Financial Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.40% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network LLC, or its subsidiaries (“Equitable Network”). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT.

FSA-116

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

6.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2023.

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock
Share Class	Class IB
Shares	22,940
Net Asset Value	$4.90
Net Assets Before Merger	$112,379
Net Assets After Merger	$—
Realized Loss	$(66,333)
Share Class		Class IA
Shares		610
Net Asset Value		$39.94
Net Assets Before Merger		$24,371
Net Assets After Merger		$24,371
Share Class		Class IB
Shares		5,104,469
Net Asset Value		$39.64
Net Assets Before Merger		$202,249,128
Net Assets After Merger		$202,361,507

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth
Share Class	Class IB	Class IB
Shares	2,775,028	46,668,655
Net Asset Value	$32.58	$6.99
Net Assets Before Merger	$90,418,409	$235,730,978
Net Assets After Merger	$—	$326,149,387
Realized Loss	$(14,593,392)

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100
EQ/Money Market,
EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%

All Other Funds	0.50%	0.60%	0.24%	1.34%

Momentum Contracts
EQ/Money Market,
EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%

FSA-117

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200
EQ/Money Market,
EQ/Common Stock Index	1.15%	0.25%	—	1.40%

All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201

All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 300 and 400 Contracts
EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
EQ/Moderate Allocation	1.10%	0.25%	—	1.35%

All Other Funds	1.10%	0.24%	—	1.34%

Momentum Plus Contracts

EQUI-VEST®Series 500 Contracts	1.10%	0.25%	—	1.35%

EQUI-VEST® at Retirement	1.20%	0.25%	—	1.45%

1.30% All Funds	0.80%	0.50%	—	1.30%

1.25% All Funds	0.75%	0.50%	—	1.25%

EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%

EQUI-VEST® Vantage Contracts

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%

EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

FSA-118

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%

EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%

EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for selected Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from Equitable Financial’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Financial in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for selected Variable Investment Options.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low — $0 depending on the product and account value.	Unit liquidation from account value

		High — Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Quarterly Administrative charge		Low — $0 for account values in excess of $25,000.

FSA-119

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

		High — $7.50 per quarter.	Deducted from retirement account values

Withdrawal Charge	At time of transaction	Low — 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High — 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$50 set-up fee and $6.00 quarterly recordkeeping fee	Unit liquidation from account value

Annual Basic Recordkeeping Charge		$300 (prorated for first year)	Billed directly to employer

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low — 0.60% for single life option; 0.75% for joint life option

High — 0.75% for single life; 0.90% for joint life

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) - 0.00%	Unit liquidation from

GWBL Standard death benefit — 0.00%

Annual Rachet to age 85 - 0.25% of the Annual Rachet to age 85 benefit base

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit - 0.30% of the GWBL Enhance death benefit base

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

FSA-120

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2023	Lowest contract charge 0.00% Class IB(c)	$113.95	—	—	—	13.68%
	Highest contract charge 1.34% Class IB	$112.16	—	—	—	12.16%
	All contract charges	—	6	$833	2.64%	—
2022	Lowest contract charge 1.20% Class IB	$124.01	—	—	—	(21.87)%
	Highest contract charge 1.34% Class IB(c)	$100.00	—	—	—	0.71%
	All contract charges	—	4	$597	1.25%	—
2021	Lowest contract charge 1.20% Class IB	$158.73	—	—	—	(0.21)%
	Highest contract charge 1.25% Class IB	$158.47	—	—	—	(0.26)%
	All contract charges	—	4	$674	11.90%	—
2020	Lowest contract charge 1.20% Class IB	$159.07	—	—	—	37.41%
	Highest contract charge 1.25% Class IB	$158.89	—	—	—	37.34%
	All contract charges	—	4	$630	1.74%	—
2019	Lowest contract charge 1.20% Class IB	$115.76	—	—	—	22.46%
	Highest contract charge 1.25% Class IB	$115.69	—	—	—	22.40%
	All contract charges	—	2	$222	7.68%	—

1290 VT DoubleLine Opportunistic Bond
2023	Lowest contract charge 0.00% Class IB	$110.73	—	—	—	6.54%
	Highest contract charge 1.25% Class IB	$ 98.63	—	—	—	5.21%
	All contract charges	—	197	$19,800	4.37%	—
2022	Lowest contract charge 0.00% Class IB	$103.93	—	—	—	(13.39)%

FSA-121

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT DoubleLine Opportunistic Bond (Continued)
	Highest contract charge 1.25% Class IB	$ 93.75	—	—	—	(14.47)%
	All contract charges	—	187	$17,729	3.19%	—
2021	Lowest contract charge 0.00% Class IB	$120.00	—	—	—	(0.44)%
	Highest contract charge 1.25% Class IB	$109.61	—	—	—	(1.69)%
	All contract charges	—	171	$19,036	2.08%	—
2020	Lowest contract charge 0.25% Class IB	$118.00	—	—	—	4.04%
	Highest contract charge 1.25% Class IB	$111.49	—	—	—	2.99%
	All contract charges	—	149	$16,902	2.30%	—
2019	Lowest contract charge 0.50% Class IB	$112.11	—	—	—	7.57%
	Highest contract charge 1.25% Class IB	$108.25	—	—	—	6.77%
	All contract charges	—	122	$13,480	3.40%	—

1290 VT Equity Income
2023	Lowest contract charge 0.00% Class IB	$192.17	—	—	—	5.41%
	Highest contract charge 1.45% Class IB	$280.73	—	—	—	3.89%
	All contract charges	—	410	$118,748	2.07%	—
2022	Lowest contract charge 0.00% Class IB	$182.31	—	—	—	3.07%
	Highest contract charge 1.45% Class IB	$270.23	—	—	—	1.57%
	All contract charges	—	435	$121,426	1.79%	—
2021	Lowest contract charge 0.00% Class IB	$176.88	—	—	—	26.39%
	Highest contract charge 1.45% Class IB	$266.04	—	—	—	24.56%
	All contract charges	—	451	$123,137	1.49%	—
2020	Lowest contract charge 0.25% Class IB	$259.93	—	—	—	(4.77)%
	Highest contract charge 1.45% Class IB	$213.59	—	—	—	(5.92)%
	All contract charges	—	471	$103,091	1.98%	—
2019	Lowest contract charge 0.50% Class IB	$262.74	—	—	—	23.60%
	Highest contract charge 1.45% Class IB	$227.03	—	—	—	22.41%
	All contract charges	—	483	$112,168	2.28%	—

1290 VT GAMCO Mergers & Acquisitions
2023	Lowest contract charge 0.50% Class IB	$203.68	—	—	—	8.98%
	Highest contract charge 1.35% Class IB	$173.54	—	—	—	8.04%
	All contract charges	—	76	$13,337	1.78%	—
2022	Lowest contract charge 0.50% Class IB	$186.90	—	—	—	(6.49)%
	Highest contract charge 1.35% Class IB	$160.62	—	—	—	(7.28)%
	All contract charges	—	83	$13,386	0.33%	—
2021	Lowest contract charge 0.50% Class IB	$199.88	—	—	—	10.83%
	Highest contract charge 1.35% Class IB	$173.24	—	—	—	9.88%
	All contract charges	—	87	$15,284	0.66%	—
2020	Lowest contract charge 0.50% Class IB	$180.35	—	—	—	(1.79)%
	Highest contract charge 1.35% Class IB	$157.66	—	—	—	(2.63)%
	All contract charges	—	94	$14,711	0.17%	—
2019	Lowest contract charge 0.50% Class IB	$183.63	—	—	—	8.08%
	Highest contract charge 1.35% Class IB	$161.92	—	—	—	7.16%
	All contract charges	—	97	$15,854	4.13%	—

1290 VT GAMCO Small Company Value
2023	Lowest contract charge 0.00% Class IB	$215.02	—	—	—	21.05%
	Highest contract charge 1.45% Class IB	$513.41	—	—	—	19.30%
	All contract charges	—	3,022	$1,582,314	0.64%	—
2022	Lowest contract charge 0.00% Class IB	$177.63	—	—	—	(10.68)%
	Highest contract charge 1.45% Class IB	$430.36	—	—	—	(11.97)%
	All contract charges	—	3,060	$1,338,922	0.54%	—
2021	Lowest contract charge 0.00% Class IB	$198.87	—	—	—	25.14%
	Highest contract charge 1.45% Class IB	$488.88	—	—	—	23.32%
	All contract charges	—	3,061	$1,515,342	0.64%	—
2020	Lowest contract charge 0.00% Class IB	$158.92	—	—	—	9.51%

FSA-122

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Small Company Value (Continued)
	Highest contract charge 1.45% Class IB	$396.42	—	—	—	7.92%
	All contract charges	—	3,116	$1,247,173	0.77%	—
2019	Lowest contract charge 0.00% Class IB	$145.12	—	—	—	23.35%
	Highest contract charge 1.45% Class IB	$367.32	—	—	—	21.56%
	All contract charges	—	3,073	$1,132,719	0.61%	—

1290 VT High Yield Bond
2023	Lowest contract charge 0.00% Class IB	$142.20	—	—	—	12.42%
	Highest contract charge 1.34% Class IB	$128.20	—	—	—	10.91%
	All contract charges	—	278	$36,385	6.52%	—
2022	Lowest contract charge 0.00% Class IB	$126.49	—	—	—	(10.24)%
	Highest contract charge 1.34% Class IB	$115.59	—	—	—	(11.43)%
	All contract charges	—	245	$28,838	5.30%	—
2021	Lowest contract charge 0.00% Class IB	$140.92	—	—	—	3.95%
	Highest contract charge 1.34% Class IB	$130.51	—	—	—	2.55%
	All contract charges	—	237	$31,151	4.69%	—
2020	Lowest contract charge 0.25% Class IB	$138.41	—	—	—	6.18%
	Highest contract charge 1.34% Class IB	$127.26	—	—	—	5.03%
	All contract charges	—	194	$25,180	5.10%	—
2019	Lowest contract charge 0.50% Class IB	$128.20	—	—	—	12.35%
	Highest contract charge 1.34% Class IB	$121.17	—	—	—	11.40%
	All contract charges	—	176	$21,365	5.69%	—

1290 VT Micro Cap
2023	Lowest contract charge 1.20% Class IB	$141.88	—	—	—	6.27%
	Highest contract charge 1.25% Class IB	$141.51	—	—	—	6.21%
	All contract charges	—	8	$1,189	0.50%	—
2022	Lowest contract charge 1.20% Class IB	$133.51	—	—	—	(26.82)%
	Highest contract charge 1.25% Class IB	$133.23	—	—	—	(26.86)%
	All contract charges	—	10	$1,338	0.16%	—
2021	Lowest contract charge 1.20% Class IB	$182.44	—	—	—	9.55%
	Highest contract charge 1.25% Class IB	$182.15	—	—	—	9.50%
	All contract charges	—	10	$1,697	0.00%	—
2020	Lowest contract charge 1.20% Class IB	$166.53	—	—	—	48.42%
	Highest contract charge 1.25% Class IB	$166.34	—	—	—	48.35%
	All contract charges	—	5	$854	0.05%	—
2019	Lowest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	Highest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	All contract charges	—	3	$356	0.16%	—

1290 VT Small Cap Value
2023	Lowest contract charge 0.00% Class IB	$216.05	—	—	—	5.74%
	Highest contract charge 1.45% Class IB	$189.69	—	—	—	4.21%
	All contract charges	—	892	$154,645	1.17%	—
2022	Lowest contract charge 0.00% Class IB	$204.33	—	—	—	0.09%
	Highest contract charge 1.45% Class IB	$182.02	—	—	—	(1.36)%
	All contract charges	—	929	$153,013	0.44%	—
2021	Lowest contract charge 0.00% Class IB	$204.15	—	—	—	38.57%
	Highest contract charge 1.45% Class IB	$184.53	—	—	—	36.56%
	All contract charges	—	935	$156,714	1.11%	—
2020	Lowest contract charge 0.25% Class IB	$133.38	—	—	—	(1.78)%
	Highest contract charge 1.45% Class IB(b)	$135.13	—	—	—	28.84%
	All contract charges	—	931	$114,159	2.69%	—
2019	Lowest contract charge 0.50% Class IB	$134.23	—	—	—	25.21%
	Highest contract charge 1.25% Class IB	$129.60	—	—	—	24.27%
	All contract charges	—	44	$5,899	1.12%	—

FSA-123

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT SmartBeta Equity ESG
2023	Lowest contract charge 0.00% Class IB	$210.55	—	—	—	16.56%
	Highest contract charge 1.45% Class IB	$145.29	—	—	—	14.87%
	All contract charges	—	444	$80,398	1.38%	—
2022	Lowest contract charge 0.00% Class IB	$180.64	—	—	—	(14.56)%
	Highest contract charge 1.45% Class IB	$126.48	—	—	—	(15.80)%
	All contract charges	—	423	$66,347	1.23%	—
2021	Lowest contract charge 0.25% Class IB	$198.81	—	—	—	22.78%
	Highest contract charge 1.45% Class IB	$150.22	—	—	—	21.30%
	All contract charges	—	404	$74,883	1.29%	—
2020	Lowest contract charge 0.25% Class IB	$161.92	—	—	—	10.70%
	Highest contract charge 1.45% Class IB(b)	$123.84	—	—	—	18.29%
	All contract charges	—	396	$60,230	0.98%	—
2019	Lowest contract charge 0.50% Class IB	$144.58	—	—	—	26.29%
	Highest contract charge 1.25% Class IB	$139.60	—	—	—	25.35%
	All contract charges	—	39	$5,482	1.47%	—

1290 VT Socially Responsible
2023	Lowest contract charge 0.00% Class IB	$257.30	—	—	—	27.50%
	Highest contract charge 1.45% Class IB	$376.99	—	—	—	25.65%
	All contract charges	—	352	$106,836	0.76%	—
2022	Lowest contract charge 0.00% Class IB	$201.81	—	—	—	(22.11)%
	Highest contract charge 1.45% Class IB	$300.02	—	—	—	(23.24)%
	All contract charges	—	356	$85,773	0.65%	—
2021	Lowest contract charge 0.00% Class IB	$259.09	—	—	—	30.31%
	Highest contract charge 1.45% Class IB	$390.84	—	—	—	28.42%
	All contract charges	—	346	$108,352	0.49%	—
2020	Lowest contract charge 0.00% Class IB	$198.83	—	—	—	19.96%
	Highest contract charge 1.45% Class IB	$304.34	—	—	—	18.22%
	All contract charges	—	328	$80,141	0.81%	—
2019	Lowest contract charge 0.00% Class IB	$165.75	—	—	—	30.27%
	Highest contract charge 1.45% Class IB	$257.44	—	—	—	28.38%
	All contract charges	—	321	$66,663	0.94%	—

American Funds Insurance Series® The Bond Fund of America®
2023	Lowest contract charge 0.00% Class 4	$113.23	—	—	—	4.72%
	Highest contract charge 1.45% Class 4	$ 99.58	—	—	—	3.21%
	All contract charges	—	877	$90,189	3.37%	—
2022	Lowest contract charge 0.25% Class 4	$108.43	—	—	—	(12.96)%
	Highest contract charge 1.45% Class 4	$96.48	—	—	—	(14.01)%
	All contract charges	—	835	$82,925	2.76%	—
2021	Lowest contract charge 0.25% Class 4	$124.58	—	—	—	(0.84)%
	Highest contract charge 1.45% Class 4	$112.20	—	—	—	(2.03)%
	All contract charges	—	807	$92,711	1.26%	—
2020	Lowest contract charge 0.25% Class 4	$125.63	—	—	—	9.11%
	Highest contract charge 1.45% Class 4	$114.52	—	—	—	7.79%
	All contract charges	—	719	$84,167	2.14%	—
2019	Lowest contract charge 0.50% Class 4	$113.24	—	—	—	8.54%
	Highest contract charge 1.45% Class 4	$106.24	—	—	—	7.50%
	All contract charges	—	552	$59,762	2.61%	—

Delaware IVY VIP High Income
2023	Lowest contract charge 0.00% Class II	$142.87	—	—	—	11.75%
	Highest contract charge 1.45% Class II	$155.45	—	—	—	10.14%
	All contract charges	—	1,753	$316,856	6.30%	—
2022	Lowest contract charge 0.00% Class II	$127.85	—	—	—	(10.97)%
	Highest contract charge 1.45% Class II	$141.14	—	—	—	(12.25)%

FSA-124

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Delaware IVY VIP High Income (Continued)
	All contract charges	—	1,776	$290,444	6.52%	—
2021	Lowest contract charge 0.00% Class II	$143.60	—	—	—	6.06%
	Highest contract charge 1.45% Class II	$160.85	—	—	—	4.52%
	All contract charges	—	1,750	$325,564	5.77%	—
2020	Lowest contract charge 0.25% Class II	$195.52	—	—	—	5.77%
	Highest contract charge 1.45% Class II	$153.89	—	—	—	4.49%
	All contract charges	—	1,628	$288,690	7.14%	—
2019	Lowest contract charge 0.50% Class II	$180.59	—	—	—	10.64%
	Highest contract charge 1.45% Class II	$147.28	—	—	—	9.58%
	All contract charges	—	1,620	$273,893	6.48%	—

EQ/400 Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$201.27	—	—	—	15.43%
	Highest contract charge 1.45% Class IB	$230.18	—	—	—	13.77%
	All contract charges	—	116	$33,871	1.21%	—
2022	Lowest contract charge 0.00% Class IB	$174.36	—	—	—	(15.51)%
	Highest contract charge 1.45% Class IB	$202.32	—	—	—	(16.74)%
	All contract charges	—	111	$28,243	0.78%	—
2021	Lowest contract charge 0.00% Class IB	$206.37	—	—	—	23.67%
	Highest contract charge 1.45% Class IB	$242.99	—	—	—	21.88%
	All contract charges	—	105	$32,487	0.41%	—
2020	Lowest contract charge 0.25% Class IB	$264.86	—	—	—	13.16%
	Highest contract charge 1.45% Class IB	$199.37	—	—	—	11.80%
	All contract charges	—	94	$24,097	0.73%	—
2019	Lowest contract charge 0.40% Class IB	$214.11	—	—	—	24.43%
	Highest contract charge 1.45% Class IB	$178.32	—	—	—	23.12%
	All contract charges	—	91	$20,442	1.01%	—

EQ/500 Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$249.25	—	—	—	25.24%
	Highest contract charge 1.34% Class IB	$387.45	—	—	—	23.57%
	All contract charges	—	174	$63,177	1.18%	—
2022	Lowest contract charge 0.00% Class IB	$199.01	—	—	—	(19.99)%
	Highest contract charge 1.34% Class IB	$313.54	—	—	—	(21.06)%
	All contract charges	—	163	$48,048	0.86%	—
2021	Lowest contract charge 0.00% Class IB	$248.73	—	—	—	27.61%
	Highest contract charge 1.34% Class IB	$397.19	—	—	—	25.90%
	All contract charges	—	151	$57,161	0.58%	—
2020	Lowest contract charge 0.25% Class IB	$316.96	—	—	—	16.73%
	Highest contract charge 1.34% Class IB	$315.48	—	—	—	15.45%
	All contract charges	—	143	$42,840	1.03%	—
2019	Lowest contract charge 0.50% Class IB	$265.02	—	—	—	29.25%
	Highest contract charge 1.34% Class IB	$273.26	—	—	—	28.16%
	All contract charges	—	138	$36,023	1.62%	—

EQ/2000 Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$180.01	—	—	—	15.98%
	Highest contract charge 1.34% Class IB	$267.72	—	—	—	14.43%
	All contract charges	—	66	$16,484	1.31%	—
2022	Lowest contract charge 0.00% Class IB	$155.21	—	—	—	(22.41)%
	Highest contract charge 1.34% Class IB	$233.96	—	—	—	(23.44)%
	All contract charges	—	63	$13,462	0.77%	—
2021	Lowest contract charge 0.00% Class IB	$200.03	—	—	—	13.93%
	Highest contract charge 1.34% Class IB	$305.61	—	—	—	12.40%
	All contract charges	—	56	$16,121	0.40%	—
2020	Lowest contract charge 0.25% Class IB	$258.85	—	—	—	19.00%
	Highest contract charge 1.34% Class IB	$271.89	—	—	—	17.70%

FSA-125

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/2000 Managed Volatility (Continued)
	All contract charges	—	50	$12,408	0.84%	—
2019	Lowest contract charge 0.50% Class IB	$212.31	—	—	—	23.82%
	Highest contract charge 1.34% Class IB	$231.01	—	—	—	22.78%
	All contract charges	—	46	$9,641	0.95%	—

EQ/AB Dynamic Moderate Growth
2023	Lowest contract charge 0.25% Class IB	$176.28	—	—	—	12.65%
	Highest contract charge 1.34% Class IB	$155.13	—	—	—	11.42%
	All contract charges	—	111	$17,527	1.03%	—
2022	Lowest contract charge 0.25% Class IB	$156.49	—	—	—	(14.84)%
	Highest contract charge 1.34% Class IB	$139.23	—	—	—	(15.77)%
	All contract charges	—	114	$16,367	0.56%	—
2021	Lowest contract charge 0.25% Class IB	$183.76	—	—	—	11.74%
	Highest contract charge 1.34% Class IB	$165.29	—	—	—	10.52%
	All contract charges	—	125	$20,919	1.47%	—
2020	Lowest contract charge 0.25% Class IB	$164.45	—	—	—	4.17%
	Highest contract charge 1.34% Class IB	$149.55	—	—	—	3.03%
	All contract charges	—	127	$19,423	0.80%	—
2019	Lowest contract charge 0.50% Class IB	$154.86	—	—	—	15.21%
	Highest contract charge 1.34% Class IB	$145.15	—	—	—	14.25%
	All contract charges	—	130	$19,010	1.14%	—

EQ/AB Short Duration Government Bond
2023	Lowest contract charge 1.30% Class IB	$ 97.50	—	—	—	2.98%
	Highest contract charge 1.30% Class IB	$ 97.50	—	—	—	2.98%
	All contract charges	—	—	$20	0.02%	—
2022	Lowest contract charge 1.30% Class IB	$ 94.68	—	—	—	(3.11)%
	Highest contract charge 1.30% Class IB	$ 94.68	—	—	—	(3.11)%
	All contract charges	—	—	$—	0.00%	—

EQ/AB Small Cap Growth(d)
2023	Lowest contract charge 0.70% Class IA	$541.95	—	—	—	16.90%
	Highest contract charge 1.45% Class IA	$418.74	—	—	—	16.02%
	All contract charges	—	556	$328,336	0.26%	—
2022	Lowest contract charge 0.70% Class IA	$463.59	—	—	—	(28.96)%
	Highest contract charge 1.45% Class IA	$360.91	—	—	—	(29.50)%
	All contract charges	—	585	$296,809	0.15%	—
2021	Lowest contract charge 0.70% Class IA	$652.57	—	—	—	12.13%
	Highest contract charge 1.45% Class IA	$511.90	—	—	—	11.28%
	All contract charges	—	580	$416,476	0.00%	—
2020	Lowest contract charge 0.70% Class IA	$581.98	—	—	—	35.11%
	Highest contract charge 1.45% Class IA	$460.00	—	—	—	34.09%
	All contract charges	—	619	$399,295	0.08%	—
2019	Lowest contract charge 0.70% Class IA	$430.75	—	—	—	26.91%
	Highest contract charge 1.45% Class IA	$343.05	—	—	—	25.95%
	All contract charges	—	665	$318,770	0.16%	—

EQ/AB Small Cap Growth(d)
2023	Lowest contract charge 0.00% Class IB	$207.33	—	—	—	17.73%
	Highest contract charge 1.30% Class IB	$326.02	—	—	—	16.22%
	All contract charges	—	555	$220,024	0.26%	—
2022	Lowest contract charge 0.00% Class IB	$176.11	—	—	—	(28.46)%
	Highest contract charge 1.30% Class IB	$280.53	—	—	—	(29.38)%
	All contract charges	—	513	$175,131	0.15%	—
2021	Lowest contract charge 0.00% Class IB	$246.17	—	—	—	12.92%
	Highest contract charge 1.30% Class IB	$397.24	—	—	—	11.47%
	All contract charges	—	368	$176,553	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$406.55	—	—	—	35.72%

FSA-126

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth(d) (Continued)
	Highest contract charge 1.30% Class IB	$356.38	—	—	—	34.32%
	All contract charges	—	340	$147,718	0.08%	—
2019	Lowest contract charge 0.50% Class IB	$285.43	—	—	—	27.16%
	Highest contract charge 1.30% Class IB	$265.33	—	—	—	26.16%
	All contract charges	—	313	$101,773	0.16%	—

EQ/AB Sustainable US Thematic
2023	Lowest contract charge 0.50% Class IB(c)	$125.53	—	—	—	19.91%
	Highest contract charge 1.34% Class IB	$124.29	—	—	—	18.89%
	All contract charges	—	28	$3,492	0.59%	—
2022	Lowest contract charge 1.20% Class IB(c)	$104.56	—	—	—	4.06%
	Highest contract charge 1.34% Class IB(c)	$104.54	—	—	—	4.04%
	All contract charges	—	2	$263	0.25%	—

EQ/Aggressive Allocation
2023	Lowest contract charge 0.00% Class IB	$191.81	—	—	—	18.44%
	Highest contract charge 1.45% Class IB	$285.15	—	—	—	16.73%
	All contract charges	—	3,204	$959,693	1.40%	—
2022	Lowest contract charge 0.00% Class IB	$161.95	—	—	—	(18.36)%
	Highest contract charge 1.45% Class IB	$244.29	—	—	—	(19.54)%
	All contract charges	—	3,226	$825,481	0.89%	—
2021	Lowest contract charge 0.00% Class IB	$198.37	—	—	—	17.18%
	Highest contract charge 1.45% Class IB	$303.62	—	—	—	15.48%
	All contract charges	—	3,221	$1,020,027	4.14%	—
2020	Lowest contract charge 0.25% Class IB	$323.95	—	—	—	15.11%
	Highest contract charge 1.45% Class IB	$262.91	—	—	—	13.73%
	All contract charges	—	3,262	$891,082	2.85%	—
2019	Lowest contract charge 0.50% Class IB	$270.19	—	—	—	23.86%
	Highest contract charge 1.45% Class IB	$231.18	—	—	—	22.68%
	All contract charges	—	3,315	$792,936	1.59%	—

EQ/Aggressive Growth Strategy
2023	Lowest contract charge 0.00% Class IB	$141.15	—	—	—	18.22%
	Highest contract charge 1.34% Class IB	$134.44	—	—	—	16.63%
	All contract charges	—	572	$77,302	1.30%	—
2022	Lowest contract charge 0.00% Class IB	$119.40	—	—	—	(18.35)%
	Highest contract charge 1.34% Class IB	$115.27	—	—	—	(19.44)%
	All contract charges	—	601	$69,451	0.84%	—
2021	Lowest contract charge 0.00% Class IB(a)	$146.23	—	—	—	16.81%
	Highest contract charge 1.34% Class IB	$143.08	—	—	—	15.23%
	All contract charges	—	583	$83,648	2.52%	—
2020	Lowest contract charge 0.25% Class IB(a)	$125.00	—	—	—	15.96%
	Highest contract charge 1.34% Class IB(a)	$124.17	—	—	—	15.24%
	All contract charges	—	599	$74,264	2.12%	—

EQ/All Asset Growth Allocation
2023	Lowest contract charge 0.25% Class IB	$239.94	—	—	—	13.88%
	Highest contract charge 1.45% Class IB	$201.81	—	—	—	12.51%
	All contract charges	—	442	$92,230	1.83%	—
2022	Lowest contract charge 0.25% Class IB	$210.70	—	—	—	(14.69)%
	Highest contract charge 1.45% Class IB	$179.37	—	—	—	(15.71)%
	All contract charges	—	475	$87,828	1.30%	—
2021	Lowest contract charge 0.25% Class IB	$246.98	—	—	—	10.65%
	Highest contract charge 1.45% Class IB	$212.81	—	—	—	9.32%
	All contract charges	—	484	$106,161	3.94%	—
2020	Lowest contract charge 0.25% Class IB	$223.21	—	—	—	12.00%
	Highest contract charge 1.45% Class IB	$194.67	—	—	—	10.66%
	All contract charges	—	494	$98,721	1.59%	—

FSA-127

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/All Asset Growth Allocation (Continued)
2019	Lowest contract charge 0.50% Class IB	$194.20	—	—	—	18.49%
	Highest contract charge 1.45% Class IB	$175.92	—	—	—	17.37%
	All contract charges	—	493	$88,902	1.72%	—

EQ/American Century Mid Cap Value
2023	Lowest contract charge 0.00% Class IB	$197.22	—	—	—	6.00%
	Highest contract charge 1.45% Class IB	$155.31	—	—	—	4.47%
	All contract charges	—	975	$247,091	1.72%	—
2022	Lowest contract charge 0.00% Class IB	$186.06	—	—	—	(1.49)%
	Highest contract charge 1.45% Class IB	$148.67	—	—	—	(2.91)%
	All contract charges	—	960	$229,777	2.97%	—
2021	Lowest contract charge 0.00% Class IB	$188.88	—	—	—	23.01%
	Highest contract charge 1.45% Class IB	$153.13	—	—	—	21.22%
	All contract charges	—	906	$223,775	1.16%	—
2020	Lowest contract charge 0.00% Class IB	$153.55	—	—	—	1.33%
	Highest contract charge 1.45% Class IB(b)	$126.32	—	—	—	20.52%
	All contract charges	—	884	$177,823	1.45%	—
2019	Lowest contract charge 0.00% Class IB	$151.54	—	—	—	28.82%
	Highest contract charge 1.25% Class IB	$113.54	—	—	—	27.20%
	All contract charges	—	486	$120,132	1.97%	—

EQ/Balanced Strategy
2023	Lowest contract charge 0.00% Class IB	$149.83	—	—	—	13.22%
	Highest contract charge 1.45% Class IB	$155.63	—	—	—	11.59%
	All contract charges	—	1,181	$200,352	1.51%	—
2022	Lowest contract charge 0.00% Class IB	$132.33	—	—	—	(15.56)%
	Highest contract charge 1.45% Class IB	$139.47	—	—	—	(16.79)%
	All contract charges	—	1,258	$191,003	0.92%	—
2021	Lowest contract charge 0.00% Class IB	$156.72	—	—	—	9.49%
	Highest contract charge 1.45% Class IB	$167.61	—	—	—	7.90%
	All contract charges	—	1,338	$244,542	2.17%	—
2020	Lowest contract charge 0.25% Class IB	$172.46	—	—	—	10.93%
	Highest contract charge 1.45% Class IB	$155.34	—	—	—	9.60%
	All contract charges	—	804	$142,981	1.79%	—
2019	Lowest contract charge 0.50% Class IB	$152.52	—	—	—	15.11%
	Highest contract charge 1.45% Class IB	$141.73	—	—	—	14.00%
	All contract charges	—	820	$133,439	1.50%	—

EQ/Capital Group Research
2023	Lowest contract charge 0.50% Class IB	$506.59	—	—	—	22.37%
	Highest contract charge 1.45% Class IB	$448.00	—	—	—	21.21%
	All contract charges	—	750	$318,293	0.34%	—
2022	Lowest contract charge 0.50% Class IB	$413.97	—	—	—	(19.38)%
	Highest contract charge 1.45% Class IB	$369.61	—	—	—	(20.15)%
	All contract charges	—	803	$281,644	0.17%	—
2021	Lowest contract charge 0.50% Class IB	$513.51	—	—	—	22.45%
	Highest contract charge 1.45% Class IB	$462.90	—	—	—	21.28%
	All contract charges	—	835	$367,870	0.00%	—
2020	Lowest contract charge 0.50% Class IB	$419.36	—	—	—	22.65%
	Highest contract charge 1.45% Class IB	$381.68	—	—	—	21.48%
	All contract charges	—	888	$323,530	0.12%	—
2019	Lowest contract charge 0.70% Class IB	$366.64	—	—	—	31.95%
	Highest contract charge 1.45% Class IB	$314.19	—	—	—	30.96%
	All contract charges	—	814	$246,604	0.56%	—

EQ/ClearBridge Large Cap Growth ESG
2023	Lowest contract charge 0.70% Class IB	$472.69	—	—	—	44.86%
	Highest contract charge 1.45% Class IB	$392.98	—	—	—	43.77%

FSA-128

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Large Cap Growth ESG (Continued)
	All contract charges	—	406	$166,346	0.00%	—
2022	Lowest contract charge 0.70% Class IB	$326.30	—	—	—	(32.59)%
	Highest contract charge 1.45% Class IB	$273.34	—	—	—	(33.10)%
	All contract charges	—	451	$128,293	0.00%	—
2021	Lowest contract charge 0.70% Class IB	$484.06	—	—	—	20.87%
	Highest contract charge 1.45% Class IB	$408.57	—	—	—	19.95%
	All contract charges	—	478	$203,115	0.00%	—
2020	Lowest contract charge 0.70% Class IB	$400.49	—	—	—	29.94%
	Highest contract charge 1.45% Class IB	$340.61	—	—	—	28.96%
	All contract charges	—	524	$185,537	0.00%	—
2019	Lowest contract charge 0.70% Class IB	$308.21	—	—	—	31.08%
	Highest contract charge 1.45% Class IB	$264.12	—	—	—	30.09%
	All contract charges	—	591	$162,169	0.03%	—

EQ/ClearBridge Select Equity Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$240.04	—	—	—	24.61%
	Highest contract charge 1.45% Class IB	$267.04	—	—	—	22.81%
	All contract charges	—	178	$48,537	0.60%	—
2022	Lowest contract charge 0.00% Class IB	$192.64	—	—	—	(27.06)%
	Highest contract charge 1.45% Class IB	$217.45	—	—	—	(28.12)%
	All contract charges	—	183	$40,723	0.36%	—
2021	Lowest contract charge 0.00% Class IB	$264.12	—	—	—	25.12%
	Highest contract charge 1.45% Class IB	$302.53	—	—	—	23.31%
	All contract charges	—	185	$57,622	0.45%	—
2020	Lowest contract charge 0.25% Class IB	$291.74	—	—	—	35.76%
	Highest contract charge 1.45% Class IB	$245.34	—	—	—	34.12%
	All contract charges	—	169	$42,377	0.02%	—
2019	Lowest contract charge 0.50% Class IB	$207.85	—	—	—	32.87%
	Highest contract charge 1.45% Class IB	$182.92	—	—	—	31.60%
	All contract charges	—	152	$28,393	0.35%	—

EQ/Common Stock Index(e)
2023	Lowest contract charge 0.70% Class IA	$531.32	—	—	—	24.26%
	Highest contract charge 1.45% Class IA	$343.57	—	—	—	23.32%
	All contract charges	—	2,125	$2,322,667	1.10%	—
2022	Lowest contract charge 0.70% Class IA	$427.59	—	—	—	(20.05)%
	Highest contract charge 1.45% Class IA	$278.59	—	—	—	(20.66)%
	All contract charges	—	2,326	$2,054,392	0.76%	—
2021	Lowest contract charge 0.70% Class IA	$534.85	—	—	—	24.05%
	Highest contract charge 1.45% Class IA	$351.13	—	—	—	23.12%
	All contract charges	—	2,511	$2,785,672	0.68%	—
2020	Lowest contract charge 0.70% Class IA	$431.14	—	—	—	18.93%
	Highest contract charge 1.45% Class IA	$285.19	—	—	—	18.03%
	All contract charges	—	2,725	$2,450,370	1.11%	—
2019	Lowest contract charge 0.70% Class IA	$362.51	—	—	—	29.32%
	Highest contract charge 1.45% Class IA	$241.62	—	—	—	28.34%
	All contract charges	—	2,952	$2,239,132	1.42%	—

EQ/Common Stock Index(e)
2023	Lowest contract charge 0.00% Class IB	$251.55	—	—	—	25.13%
	Highest contract charge 1.30% Class IB	$309.52	—	—	—	23.53%
	All contract charges	—	986	$333,483	1.10%	—
2022	Lowest contract charge 0.00% Class IB	$201.03	—	—	—	(19.49)%
	Highest contract charge 1.30% Class IB	$250.57	—	—	—	(20.52)%
	All contract charges	—	986	$269,305	0.76%	—
2021	Lowest contract charge 0.00% Class IB	$249.69	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$315.28	—	—	—	23.32%

FSA-129

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index(e) (Continued)
	All contract charges	—	987	$337,941	0.68%	—
2020	Lowest contract charge 0.25% Class IB	$295.13	—	—	—	19.47%
	Highest contract charge 1.30% Class IB	$255.66	—	—	—	18.24%
	All contract charges	—	982	$272,610	1.11%	—
2019	Lowest contract charge 0.40% Class IB	$242.81	—	—	—	29.71%
	Highest contract charge 1.30% Class IB	$216.23	—	—	—	28.56%
	All contract charges	—	962	$225,707	1.42%	—

EQ/Conservative Allocation
2023	Lowest contract charge 0.00% Class IB	$120.15	—	—	—	7.94%
	Highest contract charge 1.45% Class IB	$134.36	—	—	—	6.39%
	All contract charges	—	626	$86,447	2.32%	—
2022	Lowest contract charge 0.00% Class IB	$111.31	—	—	—	(12.60)%
	Highest contract charge 1.45% Class IB	$126.29	—	—	—	(13.86)%
	All contract charges	—	673	$86,806	1.40%	—
2021	Lowest contract charge 0.00% Class IB	$127.35	—	—	—	2.71%
	Highest contract charge 1.45% Class IB	$146.61	—	—	—	1.22%
	All contract charges	—	712	$106,787	1.41%	—
2020	Lowest contract charge 0.25% Class IB	$178.47	—	—	—	7.05%
	Highest contract charge 1.45% Class IB	$144.85	—	—	—	5.76%
	All contract charges	—	730	$107,631	1.81%	—
2019	Lowest contract charge 0.50% Class IB	$160.07	—	—	—	8.69%
	Highest contract charge 1.45% Class IB	$136.96	—	—	—	7.66%
	All contract charges	—	741	$102,816	1.67%	—

EQ/Conservative Growth Strategy
2023	Lowest contract charge 0.00% Class IB	$139.12	—	—	—	11.58%
	Highest contract charge 1.34% Class IB	$141.09	—	—	—	10.09%
	All contract charges	—	269	$40,101	1.57%	—
2022	Lowest contract charge 0.00% Class IB	$124.68	—	—	—	(14.52)%
	Highest contract charge 1.34% Class IB	$128.16	—	—	—	(15.66)%
	All contract charges	—	277	$37,479	0.95%	—
2021	Lowest contract charge 0.25% Class IB	$168.94	—	—	—	6.82%
	Highest contract charge 1.34% Class IB	$151.96	—	—	—	5.65%
	All contract charges	—	282	$44,995	1.59%	—
2020	Lowest contract charge 0.25% Class IB	$158.15	—	—	—	9.67%
	Highest contract charge 1.34% Class IB	$143.83	—	—	—	8.47%
	All contract charges	—	269	$40,570	1.73%	—
2019	Lowest contract charge 0.50% Class IB	$141.48	—	—	—	12.82%
	Highest contract charge 1.34% Class IB	$132.60	—	—	—	11.87%
	All contract charges	—	254	$35,470	1.54%	—

EQ/Conservative Strategy
2023	Lowest contract charge 0.00% Class IB	$119.62	—	—	—	8.29%
	Highest contract charge 1.34% Class IB	$112.37	—	—	—	6.84%
	All contract charges	—	121	$14,408	1.75%	—
2022	Lowest contract charge 0.00% Class IB	$110.46	—	—	—	(12.27)%
	Highest contract charge 1.34% Class IB	$105.18	—	—	—	(13.45)%
	All contract charges	—	112	$12,459	1.05%	—
2021	Lowest contract charge 0.00% Class IB	$125.91	—	—	—	2.46%
	Highest contract charge 1.34% Class IB	$121.52	—	—	—	1.09%
	All contract charges	—	104	$13,257	1.08%	—
2020	Lowest contract charge 0.25% Class IB	$132.18	—	—	—	9.12%
	Highest contract charge 1.34% Class IB	$120.21	—	—	—	5.88%
	All contract charges	—	103	$13,042	1.63%	—
2019	Lowest contract charge 0.50% Class IB	$121.13	—	—	—	8.40%
	Highest contract charge 1.34% Class IB	$113.53	—	—	—	7.49%

FSA-130

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Strategy (Continued)
	All contract charges	—	90	$10,581	1.62%	—

EQ/Conservative-Plus Allocation
2023	Lowest contract charge 0.00% Class IB	$137.99	—	—	—	10.92%
	Highest contract charge 1.45% Class IB	$166.66	—	—	—	9.32%
	All contract charges	—	1,191	$205,614	2.03%	—
2022	Lowest contract charge 0.00% Class IB	$124.40	—	—	—	(14.55)%
	Highest contract charge 1.45% Class IB	$152.45	—	—	—	(15.79)%
	All contract charges	—	1,238	$194,742	1.26%	—
2021	Lowest contract charge 0.00% Class IB	$145.58	—	—	—	6.73%
	Highest contract charge 1.45% Class IB	$181.03	—	—	—	5.18%
	All contract charges	—	1,290	$240,230	2.09%	—
2020	Lowest contract charge 0.25% Class IB	$212.06	—	—	—	9.71%
	Highest contract charge 1.45% Class IB	$172.11	—	—	—	8.40%
	All contract charges	—	1,334	$235,473	2.06%	—
2019	Lowest contract charge 0.50% Class IB	$185.57	—	—	—	12.91%
	Highest contract charge 1.45% Class IB	$158.78	—	—	—	11.83%
	All contract charges	—	1,363	$221,097	1.60%	—

EQ/Core Bond Index
2023	Lowest contract charge 0.00% Class IB	$107.64	—	—	—	4.56%
	Highest contract charge 1.45% Class IB	$109.11	—	—	—	3.05%
	All contract charges	—	1,138	$130,145	2.13%	—
2022	Lowest contract charge 0.00% Class IB	$102.95	—	—	—	(8.74)%
	Highest contract charge 1.45% Class IB	$105.88	—	—	—	(10.07)%
	All contract charges	—	1,109	$122,602	1.62%	—
2021	Lowest contract charge 0.00% Class IB	$112.81	—	—	—	(2.09)%
	Highest contract charge 1.45% Class IB	$117.73	—	—	—	(3.52)%
	All contract charges	—	1,123	$137,703	1.44%	—
2020	Lowest contract charge 0.25% Class IB	$153.70	—	—	—	5.80%
	Highest contract charge 1.45% Class IB	$122.02	—	—	—	4.53%
	All contract charges	—	1,076	$136,012	1.51%	—
2019	Lowest contract charge 0.40% Class IB	$108.99	—	—	—	5.84%
	Highest contract charge 1.45% Class IB	$116.73	—	—	—	4.72%
	All contract charges	—	1,018	$122,882	1.96%	—

EQ/Core Plus Bond
2023	Lowest contract charge 0.70% Class IA	$127.78	—	—	—	3.79%
	Highest contract charge 1.45% Class IA	$97.99	—	—	—	3.02%
	All contract charges	—	397	$67,041	2.37%	—
2022	Lowest contract charge 0.70% Class IA	$123.11	—	—	—	(13.54)%
	Highest contract charge 1.45% Class IA	$95.12	—	—	—	(14.20)%
	All contract charges	—	410	$66,853	2.38%	—
2021	Lowest contract charge 0.70% Class IA	$142.39	—	—	—	(2.37)%
	Highest contract charge 1.45% Class IA	$110.86	—	—	—	(3.10)%
	All contract charges	—	431	$81,821	1.59%	—
2020	Lowest contract charge 0.70% Class IA	$145.85	—	—	—	14.06%
	Highest contract charge 1.45% Class IA	$114.41	—	—	—	13.20%
	All contract charges	—	293	$57,557	2.14%	—
2019	Lowest contract charge 0.70% Class IA	$127.87	—	—	—	6.16%
	Highest contract charge 1.45% Class IA	$101.07	—	—	—	5.36%
	All contract charges	—	303	$52,479	2.06%	—

EQ/Core Plus Bond
2023	Lowest contract charge 0.00% Class IB	$113.59	—	—	—	4.53%
	Highest contract charge 1.30% Class IB	$97.36	—	—	—	3.18%
	All contract charges	—	460	$48,665	2.37%	—
2022	Lowest contract charge 0.00% Class IB	$108.67	—	—	—	(12.94)%

FSA-131

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Plus Bond (Continued)
	Highest contract charge 1.30% Class IB	$ 94.36	—	—	—	(14.05)%
	All contract charges	—	453	$46,497	2.38%	—
2021	Lowest contract charge 0.25% Class IB	$171.41	—	—	—	(1.93)%
	Highest contract charge 1.30% Class IB	$109.79	—	—	—	(2.94)%
	All contract charges	—	452	$53,761	1.59%	—
2020	Lowest contract charge 0.50% Class IB	$166.13	—	—	—	14.29%
	Highest contract charge 1.30% Class IB	$113.12	—	—	—	13.39%
	All contract charges	—	248	$30,595	2.14%	—
2019	Lowest contract charge 0.50% Class IB	$145.36	—	—	—	6.37%
	Highest contract charge 1.30% Class IB	$ 99.76	—	—	—	5.53%
	All contract charges	—	234	$25,513	2.06%	—

EQ/Emerging Markets Equity PLUS
2023	Lowest contract charge 0.00% Class IB	$138.63	—	—	—	10.37%
	Highest contract charge 1.45% Class IB	$ 98.13	—	—	—	8.77%
	All contract charges	—	332	$33,375	2.58%	—
2022	Lowest contract charge 0.00% Class IB	$125.60	—	—	—	(17.58)%
	Highest contract charge 1.45% Class IB	$ 90.22	—	—	—	(18.77)%
	All contract charges	—	304	$28,254	2.20%	—
2021	Lowest contract charge 0.00% Class IB	$152.39	—	—	—	(0.58)%
	Highest contract charge 1.45% Class IB	$111.07	—	—	—	(2.02)%
	All contract charges	—	269	$30,400	1.31%	—
2020	Lowest contract charge 0.25% Class IB	$124.35	—	—	—	13.78%
	Highest contract charge 1.45% Class IB	$113.36	—	—	—	12.42%
	All contract charges	—	199	$22,957	1.29%	—
2019	Lowest contract charge 0.50% Class IB	$107.48	—	—	—	17.53%
	Highest contract charge 1.45% Class IB	$100.84	—	—	—	16.40%
	All contract charges	—	176	$17,887	1.68%	—

EQ/Equity 500 Index
2023	Lowest contract charge 0.70% Class IA	$609.68	—	—	—	24.70%
	Highest contract charge 1.45% Class IA	$397.63	—	—	—	23.76%
	All contract charges	—	1,649	$1,706,712	1.14%	—
2022	Lowest contract charge 0.70% Class IA	$488.93	—	—	—	(19.11)%
	Highest contract charge 1.45% Class IA	$321.29	—	—	—	(19.72)%
	All contract charges	—	1,703	$1,424,313	1.08%	—
2021	Lowest contract charge 0.70% Class IA	$604.42	—	—	—	27.08%
	Highest contract charge 1.45% Class IA	$400.20	—	—	—	26.12%
	All contract charges	—	1,743	$1,817,257	0.87%	—
2020	Lowest contract charge 0.70% Class IA	$475.63	—	—	—	16.95%
	Highest contract charge 1.45% Class IA	$317.32	—	—	—	16.06%
	All contract charges	—	1,801	$1,489,028	1.32%	—
2019	Lowest contract charge 0.70% Class IA	$406.71	—	—	—	29.77%
	Highest contract charge 1.45% Class IA	$273.41	—	—	—	28.78%
	All contract charges	—	1,855	$1,320,928	1.63%	—

EQ/Equity 500 Index
2023	Lowest contract charge 0.00% Class IB	$262.69	—	—	—	25.57%
	Highest contract charge 1.30% Class IB	$353.65	—	—	—	23.96%
	All contract charges	—	4,688	$1,891,832	1.14%	—
2022	Lowest contract charge 0.00% Class IB	$209.19	—	—	—	(18.54)%
	Highest contract charge 1.30% Class IB	$285.29	—	—	—	(19.58)%
	All contract charges	—	4,194	$1,359,501	1.08%	—
2021	Lowest contract charge 0.00% Class IB	$256.80	—	—	—	27.98%
	Highest contract charge 1.30% Class IB	$354.77	—	—	—	26.33%
	All contract charges	—	3,680	$1,477,455	0.87%	—
2020	Lowest contract charge 0.25% Class IB	$331.16	—	—	—	17.47%

FSA-132

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
	Highest contract charge 1.30% Class IB	$280.83	—	—	—	16.25%
	All contract charges	—	3,301	$1,044,541	1.32%	—
2019	Lowest contract charge 0.40% Class IB	$246.54	—	—	—	30.16%
	Highest contract charge 1.30% Class IB	$241.57	—	—	—	29.00%
	All contract charges	—	2,852	$772,136	1.63%	—

EQ/Fidelity Institutional AM® Large Cap(f)
2023	Lowest contract charge 0.00% Class IB	$262.17	—	—	—	31.38%
	Highest contract charge 1.45% Class IB	$330.80	—	—	—	29.49%
	All contract charges	—	1,810	$726,220	0.45%	—
2022	Lowest contract charge 0.00% Class IB	$199.55	—	—	—	(21.06)%
	Highest contract charge 1.45% Class IB	$255.47	—	—	—	(22.21)%
	All contract charges	—	1,851	$573,675	0.51%	—
2021	Lowest contract charge 0.00% Class IB	$252.79	—	—	—	25.22%
	Highest contract charge 1.45% Class IB	$328.40	—	—	—	23.40%
	All contract charges	—	1,824	$725,547	0.39%	—
2020	Lowest contract charge 0.25% Class IB	$341.60	—	—	—	26.01%
	Highest contract charge 1.45% Class IB	$266.12	—	—	—	24.49%
	All contract charges	—	1,887	$607,465	0.71%	—
2019	Lowest contract charge 0.50% Class IB	$264.58	—	—	—	30.42%
	Highest contract charge 1.45% Class IB	$213.76	—	—	—	29.18%
	All contract charges	—	1,950	$503,296	0.97%	—

EQ/Franklin Rising Dividends
2023	Lowest contract charge 1.20% Class IB	$166.90	—	—	—	10.79%
	Highest contract charge 1.25% Class IB	$166.46	—	—	—	10.73%
	All contract charges	—	175	$29,255	1.12%	—
2022	Lowest contract charge 1.20% Class IB	$150.65	—	—	—	(11.68)%
	Highest contract charge 1.25% Class IB	$150.33	—	—	—	(11.73)%
	All contract charges	—	172	$25,985	0.81%	—
2021	Lowest contract charge 1.20% Class IB	$170.58	—	—	—	25.26%
	Highest contract charge 1.25% Class IB	$170.30	—	—	—	25.19%
	All contract charges	—	152	$25,837	0.71%	—
2020	Lowest contract charge 1.20% Class IB	$136.18	—	—	—	14.78%
	Highest contract charge 1.25% Class IB	$136.03	—	—	—	14.73%
	All contract charges	—	140	$19,082	1.11%	—
2019	Lowest contract charge 1.20% Class IB	$118.64	—	—	—	28.20%
	Highest contract charge 1.25% Class IB	$118.57	—	—	—	28.14%
	All contract charges	—	93	$10,962	1.74%	—

EQ/Franklin Small Cap Value Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$188.50	—	—	—	14.05%
	Highest contract charge 1.34% Class IB	$222.94	—	—	—	12.52%
	All contract charges	—	97	$22,596	1.13%	—
2022	Lowest contract charge 0.00% Class IB	$165.28	—	—	—	(17.09)%
	Highest contract charge 1.34% Class IB	$198.13	—	—	—	(18.20)%
	All contract charges	—	101	$20,876	0.44%	—
2021	Lowest contract charge 0.00% Class IB	$199.36	—	—	—	19.64%
	Highest contract charge 1.34% Class IB	$242.22	—	—	—	18.03%
	All contract charges	—	104	$25,749	0.37%	—
2020	Lowest contract charge 0.25% Class IB	$240.17	—	—	—	12.05%
	Highest contract charge 1.34% Class IB	$205.22	—	—	—	10.83%
	All contract charges	—	103	$21,625	0.73%	—
2019	Lowest contract charge 0.50% Class IB	$207.30	—	—	—	24.86%
	Highest contract charge 1.34% Class IB	$185.17	—	—	—	23.81%
	All contract charges	—	108	$20,379	0.91%	—

FSA-133

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Equity Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$182.65	—	—	—	21.33%
	Highest contract charge 1.45% Class IB	$477.96	—	—	—	19.58%
	All contract charges	—	1,017	$387,371	0.88%	—
2022	Lowest contract charge 0.00% Class IB	$150.54	—	—	—	(20.94)%
	Highest contract charge 1.45% Class IB	$399.70	—	—	—	(22.09)%
	All contract charges	—	1,066	$339,266	0.35%	—
2021	Lowest contract charge 0.00% Class IB	$190.42	—	—	—	15.89%
	Highest contract charge 1.45% Class IB	$513.03	—	—	—	14.21%
	All contract charges	—	1,094	$445,838	0.89%	—
2020	Lowest contract charge 0.25% Class IB	$493.32	—	—	—	13.99%
	Highest contract charge 1.45% Class IB	$449.19	—	—	—	12.62%
	All contract charges	—	1,151	$409,196	0.65%	—
2019	Lowest contract charge 0.50% Class IB	$412.32	—	—	—	24.65%
	Highest contract charge 1.45% Class IB	$398.85	—	—	—	23.46%
	All contract charges	—	1,229	$386,966	1.34%	—

EQ/Goldman Sachs Mid Cap Value
2023	Lowest contract charge 0.00% Class IB	$198.03	—	—	—	11.22%
	Highest contract charge 1.45% Class IB	$239.18	—	—	—	9.62%
	All contract charges	—	343	$91,432	0.75%	—
2022	Lowest contract charge 0.00% Class IB	$178.05	—	—	—	(10.61)%
	Highest contract charge 1.45% Class IB	$218.20	—	—	—	(11.90)%
	All contract charges	—	345	$82,590	0.63%	—
2021	Lowest contract charge 0.00% Class IB	$199.18	—	—	—	30.50%
	Highest contract charge 1.45% Class IB	$247.68	—	—	—	28.61%
	All contract charges	—	332	$90,148	0.26%	—
2020	Lowest contract charge 0.25% Class IB	$252.05	—	—	—	8.21%
	Highest contract charge 1.34% Class IB	$194.67	—	—	—	7.03%
	All contract charges	—	333	$69,453	0.63%	—
2019	Lowest contract charge 0.50% Class IB	$227.33	—	—	—	30.13%
	Highest contract charge 1.34% Class IB	$181.89	—	—	—	29.04%
	All contract charges	—	330	$64,506	0.87%	—

EQ/Growth Strategy
2023	Lowest contract charge 1.10% Class IA	$231.34	—	—	—	15.22%
	Highest contract charge 1.25% Class IA	$226.37	—	—	—	15.05%
	All contract charges	—	8	$1,647	1.41%	—
2022	Lowest contract charge 1.10% Class IA	$200.78	—	—	—	(18.34)%
	Highest contract charge 1.25% Class IA	$196.76	—	—	—	(18.47)%
	All contract charges	—	8	$1,451	0.86%	—
2021	Lowest contract charge 1.10% Class IA	$245.87	—	—	—	13.07%
	Highest contract charge 1.25% Class IA	$241.32	—	—	—	12.90%
	All contract charges	—	8	$1,804	2.25%	—
2020	Lowest contract charge 1.10% Class IA	$217.45	—	—	—	12.36%
	Highest contract charge 1.25% Class IA	$213.75	—	—	—	12.19%
	All contract charges	—	8	$1,580	2.09%	—
2019	Lowest contract charge 1.10% Class IA	$193.53	—	—	—	18.93%
	Highest contract charge 1.25% Class IA	$190.52	—	—	—	18.75%
	All contract charges	—	8	$1,419	1.55%	—

EQ/Intermediate Government Bond
2023	Lowest contract charge 0.70% Class IA	$161.50	—	—	—	3.15%
	Highest contract charge 1.45% Class IA	$127.93	—	—	—	2.37%
	All contract charges	—	196	$31,382	2.71%	—
2022	Lowest contract charge 0.70% Class IA	$156.57	—	—	—	(8.29)%
	Highest contract charge 1.45% Class IA	$124.97	—	—	—	(8.98)%
	All contract charges	—	196	$30,182	0.91%	—

FSA-134

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond (Continued)
2021	Lowest contract charge 0.70% Class IA	$170.72	—	—	—	(2.82)%
	Highest contract charge 1.45% Class IA	$137.30	—	—	—	(3.55)%
	All contract charges	—	208	$35,700	0.69%	—
2020	Lowest contract charge 0.70% Class IA	$175.67	—	—	—	3.57%
	Highest contract charge 1.45% Class IA	$142.35	—	—	—	2.79%
	All contract charges	—	227	$40,039	0.97%	—
2019	Lowest contract charge 0.70% Class IA	$169.61	—	—	—	3.44%
	Highest contract charge 1.45% Class IA	$138.49	—	—	—	2.66%
	All contract charges	—	223	$38,134	1.55%	—

EQ/Intermediate Government Bond
2023	Lowest contract charge 0.00% Class IB	$102.82	—	—	—	3.87%
	Highest contract charge 1.30% Class IB	$100.27	—	—	—	2.54%
	All contract charges	—	82	$10,047	2.71%	—
2022	Lowest contract charge 0.00% Class IB	$ 98.99	—	—	—	(7.64)%
	Highest contract charge 1.30% Class IB	$ 97.79	—	—	—	(8.83)%
	All contract charges	—	82	$9,523	0.91%	—
2021	Lowest contract charge 0.00% Class IB	$107.18	—	—	—	(2.13)%
	Highest contract charge 1.30% Class IB	$107.26	—	—	—	(3.39)%
	All contract charges	—	95	$12,021	0.69%	—
2020	Lowest contract charge 0.00% Class IB	$109.51	—	—	—	4.30%
	Highest contract charge 1.30% Class IB	$111.02	—	—	—	2.96%
	All contract charges	—	102	$13,215	0.97%	—
2019	Lowest contract charge 0.00% Class IB	$105.00	—	—	—	4.17%
	Highest contract charge 1.30% Class IB	$107.83	—	—	—	2.83%
	All contract charges	—	88	$11,453	1.55%	—

EQ/International Core Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$152.84	—	—	—	16.78%
	Highest contract charge 1.45% Class IB	$195.90	—	—	—	15.09%
	All contract charges	—	1,018	$168,378	1.75%	—
2022	Lowest contract charge 0.40% Class IB	$114.87	—	—	—	(14.46)%
	Highest contract charge 1.45% Class IB	$170.21	—	—	—	(15.36)%
	All contract charges	—	1,064	$152,486	1.24%	—
2021	Lowest contract charge 0.40% Class IB	$134.29	—	—	—	9.59%
	Highest contract charge 1.45% Class IB	$201.11	—	—	—	8.44%
	All contract charges	—	1,081	$182,595	2.29%	—
2020	Lowest contract charge 0.40% Class IB	$122.54	—	—	—	8.03%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	6.89%
	All contract charges	—	1,122	$174,458	1.41%	—
2019	Lowest contract charge 0.40% Class IB	$113.43	—	—	—	21.97%
	Highest contract charge 1.45% Class IB	$173.50	—	—	—	20.67%
	All contract charges	—	1,168	$169,539	1.99%	—

EQ/International Equity Index
2023	Lowest contract charge 0.70% Class IA	$197.40	—	—	—	18.22%
	Highest contract charge 1.45% Class IA	$145.05	—	—	—	17.34%
	All contract charges	—	1,796	$340,660	2.94%	—
2022	Lowest contract charge 0.70% Class IA	$166.97	—	—	—	(12.52)%
	Highest contract charge 1.45% Class IA	$123.62	—	—	—	(13.18)%
	All contract charges	—	1,877	$302,628	2.56%	—
2021	Lowest contract charge 0.70% Class IA	$190.87	—	—	—	10.17%
	Highest contract charge 1.45% Class IA	$142.39	—	—	—	9.34%
	All contract charges	—	1,899	$352,221	3.25%	—
2020	Lowest contract charge 0.70% Class IA	$173.25	—	—	—	3.11%
	Highest contract charge 1.45% Class IA	$130.23	—	—	—	2.33%
	All contract charges	—	1,954	$331,059	1.98%	—

FSA-135

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Equity Index (Continued)
2019	Lowest contract charge 0.70% Class IA	$168.03	—	—	—	21.29%
	Highest contract charge 1.45% Class IA	$127.27	—	—	—	20.37%
	All contract charges	—	2,027	$334,880	2.85%	—

EQ/International Equity Index
2023	Lowest contract charge 0.00% Class IB	$153.76	—	—	—	19.06%
	Highest contract charge 1.30% Class IB	$111.31	—	—	—	17.54%
	All contract charges	—	982	$147,190	2.94%	—
2022	Lowest contract charge 0.00% Class IB	$129.15	—	—	—	(11.90)%
	Highest contract charge 1.30% Class IB	$ 94.70	—	—	—	(13.04)%
	All contract charges	—	790	$99,993	2.56%	—
2021	Lowest contract charge 0.00% Class IB	$146.60	—	—	—	10.94%
	Highest contract charge 1.30% Class IB	$108.90	—	—	—	9.51%
	All contract charges	—	598	$86,293	3.25%	—
2020	Lowest contract charge 0.25% Class IB	$155.16	—	—	—	3.57%
	Highest contract charge 1.30% Class IB	$ 99.44	—	—	—	2.49%
	All contract charges	—	446	$58,254	1.98%	—
2019	Lowest contract charge 0.40% Class IB	$154.24	—	—	—	21.65%
	Highest contract charge 1.30% Class IB	$ 97.02	—	—	—	20.58%
	All contract charges	—	343	$42,734	2.85%	—

EQ/International Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$147.74	—	—	—	16.88%
	Highest contract charge 1.34% Class IB	$153.09	—	—	—	15.33%
	All contract charges	—	133	$19,925	2.33%	—
2022	Lowest contract charge 0.00% Class IB	$126.40	—	—	—	(14.99)%
	Highest contract charge 1.34% Class IB	$132.74	—	—	—	(16.13)%
	All contract charges	—	128	$16,636	1.15%	—
2021	Lowest contract charge 0.25% Class IB	$167.96	—	—	—	10.38%
	Highest contract charge 1.34% Class IB	$158.27	—	—	—	9.17%
	All contract charges	—	117	$18,230	3.23%	—
2020	Lowest contract charge 0.25% Class IB	$152.17	—	—	—	6.37%
	Highest contract charge 1.34% Class IB	$144.97	—	—	—	5.20%
	All contract charges	—	112	$16,134	1.70%	—
2019	Lowest contract charge 0.50% Class IB	$139.63	—	—	—	20.83%
	Highest contract charge 1.34% Class IB	$137.80	—	—	—	19.81%
	All contract charges	—	105	$14,285	2.44%	—

EQ/International Value Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$145.90	—	—	—	18.59%
	Highest contract charge 1.45% Class IB	$180.64	—	—	—	16.88%
	All contract charges	—	1,011	$172,543	2.10%	—
2022	Lowest contract charge 0.00% Class IB	$123.03	—	—	—	(13.66)%
	Highest contract charge 1.45% Class IB	$154.55	—	—	—	(14.91)%
	All contract charges	—	1,058	$154,418	1.58%	—
2021	Lowest contract charge 0.25% Class IB	$174.47	—	—	—	10.04%
	Highest contract charge 1.45% Class IB	$181.63	—	—	—	8.71%
	All contract charges	—	1,079	$184,386	2.17%	—
2020	Lowest contract charge 0.25% Class IB	$158.55	—	—	—	3.93%
	Highest contract charge 1.45% Class IB	$167.07	—	—	—	2.68%
	All contract charges	—	1,119	$175,586	1.38%	—
2019	Lowest contract charge 0.40% Class IB	$145.32	—	—	—	22.17%
	Highest contract charge 1.45% Class IB	$162.71	—	—	—	20.88%
	All contract charges	—	1,161	$176,862	2.30%	—

EQ/Invesco Comstock
2023	Lowest contract charge 0.00% Class IB	$222.13	—	—	—	12.00%
	Highest contract charge 1.45% Class IB	$304.67	—	—	—	10.38%

FSA-136

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
	All contract charges	—	480	$151,602	1.59%	—
2022	Lowest contract charge 0.00% Class IB	$198.33	—	—	—	0.51%
	Highest contract charge 1.45% Class IB	$276.02	—	—	—	(0.95)%
	All contract charges	—	515	$146,664	1.62%	—
2021	Lowest contract charge 0.00% Class IB	$197.33	—	—	—	33.00%
	Highest contract charge 1.45% Class IB	$278.66	—	—	—	31.08%
	All contract charges	—	519	$148,952	1.14%	—
2020	Lowest contract charge 0.25% Class IB	$256.99	—	—	—	(1.01)%
	Highest contract charge 1.45% Class IB	$212.59	—	—	—	(2.21)%
	All contract charges	—	543	$118,461	2.00%	—
2019	Lowest contract charge 0.50% Class IB	$250.25	—	—	—	24.36%
	Highest contract charge 1.45% Class IB	$217.39	—	—	—	23.17%
	All contract charges	—	568	$126,391	2.07%	—

EQ/Invesco Global
2023	Lowest contract charge 0.00% Class IB	$206.64	—	—	—	33.83%
	Highest contract charge 1.45% Class IB	$258.47	—	—	—	31.89%
	All contract charges	—	1,255	$335,957	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$154.40	—	—	—	(32.02)%
	Highest contract charge 1.45% Class IB	$195.97	—	—	—	(33.01)%
	All contract charges	—	1,234	$249,495	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$227.14	—	—	—	15.07%
	Highest contract charge 1.45% Class IB	$292.52	—	—	—	13.41%
	All contract charges	—	1,170	$352,276	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$306.75	—	—	—	26.72%
	Highest contract charge 1.45% Class IB	$257.94	—	—	—	25.20%
	All contract charges	—	1,140	$301,714	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$234.11	—	—	—	30.43%
	Highest contract charge 1.45% Class IB	$206.03	—	—	—	29.19%
	All contract charges	—	1,116	$235,055	0.36%	—

EQ/Invesco Global Real Assets
2023	Lowest contract charge 0.00% Class IB	$139.01	—	—	—	10.13%
	Highest contract charge 1.45% Class IB	$151.79	—	—	—	8.54%
	All contract charges	—	576	$104,808	2.22%	—
2022	Lowest contract charge 0.00% Class IB	$126.22	—	—	—	(9.00)%
	Highest contract charge 1.45% Class IB	$139.85	—	—	—	(10.32)%
	All contract charges	—	577	$96,588	1.62%	—
2021	Lowest contract charge 0.00% Class IB	$138.70	—	—	—	21.00%
	Highest contract charge 1.45% Class IB	$155.94	—	—	—	19.25%
	All contract charges	—	590	$109,607	3.05%	—
2020	Lowest contract charge 0.25% Class IB	$172.44	—	—	—	(12.43)%
	Highest contract charge 1.45% Class IB	$130.77	—	—	—	(13.48)%
	All contract charges	—	581	$90,298	2.50%	—
2019	Lowest contract charge 0.50% Class IB	$192.18	—	—	—	21.90%
	Highest contract charge 1.45% Class IB	$151.15	—	—	—	20.74%
	All contract charges	—	573	$102,224	4.57%	—

EQ/Janus Enterprise
2023	Lowest contract charge 0.00% Class IB	$230.10	—	—	—	17.02%
	Highest contract charge 1.45% Class IB	$403.58	—	—	—	15.33%
	All contract charges	—	1,506	$601,690	0.03%	—
2022	Lowest contract charge 0.00% Class IB	$196.63	—	—	—	(16.58)%
	Highest contract charge 1.45% Class IB	$349.94	—	—	—	(17.79)%
	All contract charges	—	1,535	$530,551	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$235.72	—	—	—	16.84%
	Highest contract charge 1.45% Class IB	$425.67	—	—	—	15.15%

FSA-137

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
	All contract charges	—	1,544	$649,747	0.10%	—
2020	Lowest contract charge 0.25% Class IB	$446.87	—	—	—	18.52%
	Highest contract charge 1.45% Class IB	$369.68	—	—	—	17.09%
	All contract charges	—	1,585	$578,610	0.00%	—
2019	Lowest contract charge 0.40% Class IB	$213.26	—	—	—	35.91%
	Highest contract charge 1.45% Class IB	$315.72	—	—	—	34.48%
	All contract charges	—	1,301	$405,014	0.02%	—

EQ/JPMorgan Growth Stock
2023	Lowest contract charge 0.00% Class IB	$253.76	—	—	—	46.32%
	Highest contract charge 1.45% Class IB	$405.44	—	—	—	44.21%
	All contract charges	—	2,975	$1,249,813	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$173.43	—	—	—	(38.64)%
	Highest contract charge 1.45% Class IB	$281.14	—	—	—	(39.53)%
	All contract charges	—	2,957	$857,839	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$282.63	—	—	—	13.83%
	Highest contract charge 1.45% Class IB	$464.91	—	—	—	12.18%
	All contract charges	—	2,844	$1,358,397	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$504.34	—	—	—	36.21%
	Highest contract charge 1.45% Class IB	$414.44	—	—	—	34.58%
	All contract charges	—	2,818	$1,196,150	0.00%	—
2019	Lowest contract charge 0.40% Class IB	$284.01	—	—	—	30.58%
	Highest contract charge 1.45% Class IB	$307.96	—	—	—	29.20%
	All contract charges	—	2,787	$875,449	0.00%	—

EQ/JPMorgan Value Opportunities
2023	Lowest contract charge 0.00% Class IB	$234.94	—	—	—	10.92%
	Highest contract charge 1.45% Class IB	$337.77	—	—	—	9.31%
	All contract charges	—	1,103	$421,450	1.47%	—
2022	Lowest contract charge 0.00% Class IB	$211.81	—	—	—	0.23%
	Highest contract charge 1.45% Class IB	$308.99	—	—	—	(1.22)%
	All contract charges	—	1,031	$361,316	1.12%	—
2021	Lowest contract charge 0.00% Class IB	$211.33	—	—	—	23.20%
	Highest contract charge 1.45% Class IB	$312.81	—	—	—	21.41%
	All contract charges	—	899	$320,956	0.72%	—
2020	Lowest contract charge 0.25% Class IB	$334.07	—	—	—	10.80%
	Highest contract charge 1.45% Class IB	$257.64	—	—	—	9.46%
	All contract charges	—	813	$239,444	1.17%	—
2019	Lowest contract charge 0.40% Class IB	$238.22	—	—	—	27.02%
	Highest contract charge 1.45% Class IB	$235.37	—	—	—	25.68%
	All contract charges	—	753	$202,819	1.28%	—

EQ/Large Cap Core Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$247.19	—	—	—	23.94%
	Highest contract charge 1.45% Class IB	$296.69	—	—	—	22.14%
	All contract charges	—	131	$40,965	1.75%	—
2022	Lowest contract charge 0.00% Class IB	$199.45	—	—	—	(18.40)%
	Highest contract charge 1.45% Class IB	$242.90	—	—	—	(19.58)%
	All contract charges	—	138	$35,115	0.01%	—
2021	Lowest contract charge 0.25% Class IB	$371.60	—	—	—	27.00%
	Highest contract charge 1.45% Class IB	$302.03	—	—	—	25.47%
	All contract charges	—	143	$44,902	0.40%	—
2020	Lowest contract charge 0.25% Class IB	$292.59	—	—	—	15.99%
	Highest contract charge 1.45% Class IB	$240.71	—	—	—	14.60%
	All contract charges	—	150	$37,650	0.68%	—
2019	Lowest contract charge 0.50% Class IB	$240.35	—	—	—	29.31%
	Highest contract charge 1.45% Class IB	$210.05	—	—	—	28.07%
	All contract charges	—	164	$35,755	1.28%	—

FSA-138

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Index
2023	Lowest contract charge 0.00% Class IB	$324.86	—	—	—	41.58%
	Highest contract charge 1.45% Class IB	$354.06	—	—	—	39.54%
	All contract charges	—	1,745	$660,246	0.25%	—
2022	Lowest contract charge 0.00% Class IB	$229.46	—	—	—	(29.54)%
	Highest contract charge 1.45% Class IB	$253.74	—	—	—	(30.57)%
	All contract charges	—	1,709	$461,729	0.24%	—
2021	Lowest contract charge 0.00% Class IB	$325.68	—	—	—	26.72%
	Highest contract charge 1.45% Class IB	$365.46	—	—	—	24.89%
	All contract charges	—	1,689	$654,538	0.05%	—
2020	Lowest contract charge 0.25% Class IB	$340.26	—	—	—	36.96%
	Highest contract charge 1.45% Class IB	$292.62	—	—	—	35.32%
	All contract charges	—	1,701	$525,159	0.32%	—
2019	Lowest contract charge 0.50% Class IB	$236.70	—	—	—	34.66%
	Highest contract charge 1.45% Class IB	$216.25	—	—	—	33.37%
	All contract charges	—	1,678	$381,171	0.65%	—

EQ/Large Cap Growth Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$289.19	—	—	—	38.98%
	Highest contract charge 1.45% Class IB	$397.08	—	—	—	36.98%
	All contract charges	—	1,634	$960,814	0.41%	—
2022	Lowest contract charge 0.00% Class IB	$208.08	—	—	—	(30.59)%
	Highest contract charge 1.45% Class IB	$289.89	—	—	—	(31.60)%
	All contract charges	—	1,743	$746,927	0.07%	—
2021	Lowest contract charge 0.00% Class IB	$299.77	—	—	—	24.38%
	Highest contract charge 1.45% Class IB	$423.79	—	—	—	22.57%
	All contract charges	—	1,833	$1,147,351	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$261.31	—	—	—	31.68%
	Highest contract charge 1.45% Class IB	$345.74	—	—	—	30.10%
	All contract charges	—	1,959	$999,356	0.08%	—
2019	Lowest contract charge 0.50% Class IB	$189.06	—	—	—	33.05%
	Highest contract charge 1.45% Class IB	$265.75	—	—	—	31.77%
	All contract charges	—	2,110	$826,311	0.43%	—

EQ/Large Cap Value Index
2023	Lowest contract charge 0.00% Class IB	$193.76	—	—	—	10.73%
	Highest contract charge 1.45% Class IB	$155.55	—	—	—	9.13%
	All contract charges	—	1,130	$183,902	1.68%	—
2022	Lowest contract charge 0.00% Class IB	$174.98	—	—	—	(8.23)%
	Highest contract charge 1.45% Class IB	$142.54	—	—	—	(9.56)%
	All contract charges	—	1,082	$160,655	1.52%	—
2021	Lowest contract charge 0.00% Class IB	$190.67	—	—	—	24.28%
	Highest contract charge 1.45% Class IB	$157.60	—	—	—	22.47%
	All contract charges	—	980	$160,277	1.32%	—
2020	Lowest contract charge 0.25% Class IB	$154.75	—	—	—	1.96%
	Highest contract charge 1.45% Class IB	$128.68	—	—	—	0.73%
	All contract charges	—	921	$122,030	1.99%	—
2019	Lowest contract charge 0.50% Class IB	$146.46	—	—	—	25.01%
	Highest contract charge 1.45% Class IB	$127.75	—	—	—	23.81%
	All contract charges	—	872	$114,168	2.35%	—

EQ/Large Cap Value Managed Volatility
2023	Lowest contract charge 0.70% Class IA	$305.11	—	—	—	13.18%
	Highest contract charge 1.45% Class IA	$271.34	—	—	—	12.32%
	All contract charges	—	2,855	$745,767	1.61%	—
2022	Lowest contract charge 0.70% Class IA	$269.59	—	—	—	(12.21)%
	Highest contract charge 1.45% Class IA	$241.57	—	—	—	(12.88)%
	All contract charges	—	3,046	$707,772	1.26%	—

FSA-139

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility (Continued)
2021	Lowest contract charge 0.70% Class IA	$307.10	—	—	—	23.95%
	Highest contract charge 1.45% Class IA	$277.28	—	—	—	23.02%
	All contract charges	—	3,215	$856,116	0.95%	—
2020	Lowest contract charge 0.70% Class IA	$247.76	—	—	—	4.94%
	Highest contract charge 1.45% Class IA	$225.40	—	—	—	4.15%
	All contract charges	—	3,415	$738,300	1.57%	—
2019	Lowest contract charge 0.70% Class IA	$236.09	—	—	—	24.56%
	Highest contract charge 1.45% Class IA	$216.42	—	—	—	23.63%
	All contract charges	—	3,611	$748,549	1.93%	—

EQ/Large Cap Value Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$196.41	—	—	—	13.97%
	Highest contract charge 1.30% Class IB	$189.78	—	—	—	12.51%
	All contract charges	—	334	$90,874	1.61%	—
2022	Lowest contract charge 0.00% Class IB	$172.34	—	—	—	(11.60)%
	Highest contract charge 1.30% Class IB	$168.68	—	—	—	(12.73)%
	All contract charges	—	361	$86,792	1.26%	—
2021	Lowest contract charge 0.00% Class IB	$194.95	—	—	—	24.83%
	Highest contract charge 1.30% Class IB	$193.29	—	—	—	23.22%
	All contract charges	—	384	$105,516	0.95%	—
2020	Lowest contract charge 0.25% Class IB	$289.52	—	—	—	5.42%
	Highest contract charge 1.30% Class IB	$156.87	—	—	—	4.33%
	All contract charges	—	408	$90,714	1.57%	—
2019	Lowest contract charge 0.40% Class IB	$212.30	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$150.36	—	—	—	23.82%
	All contract charges	—	438	$93,406	1.93%	—

EQ/Lazard Emerging Markets Equity
2023	Lowest contract charge 0.00% Class IB	$149.43	—	—	—	21.71%
	Highest contract charge 1.45% Class IB	$102.45	—	—	—	19.95%
	All contract charges	—	2,352	$278,190	3.98%	—
2022	Lowest contract charge 0.00% Class IB	$122.78	—	—	—	(14.89)%
	Highest contract charge 1.45% Class IB	$85.41	—	—	—	(16.12)%
	All contract charges	—	2,397	$235,538	4.23%	—
2021	Lowest contract charge 0.00% Class IB	$144.26	—	—	—	5.86%
	Highest contract charge 1.45% Class IB	$101.83	—	—	—	4.33%
	All contract charges	—	2,323	$271,585	2.70%	—
2020	Lowest contract charge 0.25% Class IB	$123.32	—	—	—	(1.75)%
	Highest contract charge 1.45% Class IB	$97.60	—	—	—	(2.93)%
	All contract charges	—	2,329	$260,230	1.85%	—
2019	Lowest contract charge 0.50% Class IB	$122.62	—	—	—	18.18%
	Highest contract charge 1.45% Class IB	$100.55	—	—	—	17.04%
	All contract charges	—	2,240	$256,974	2.76%	—

EQ/Loomis Sayles Growth
2023	Lowest contract charge 0.00% Class IB	$306.08	—	—	—	43.74%
	Highest contract charge 1.45% Class IB	$524.91	—	—	—	41.67%
	All contract charges	—	243	$125,387	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$212.94	—	—	—	(27.99)%
	Highest contract charge 1.45% Class IB	$370.52	—	—	—	(29.03)%
	All contract charges	—	252	$91,946	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$295.69	—	—	—	16.18%
	Highest contract charge 1.45% Class IB	$522.09	—	—	—	14.50%
	All contract charges	—	266	$136,151	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$554.90	—	—	—	30.59%
	Highest contract charge 1.45% Class IB	$455.99	—	—	—	29.02%
	All contract charges	—	280	$125,933	0.00%	—

FSA-140

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth (Continued)
2019	Lowest contract charge 0.40% Class IB	$272.53	—	—	—	30.81%
	Highest contract charge 1.45% Class IB	$353.42	—	—	—	29.43%
	All contract charges	—	302	$105,139	0.03%	—

EQ/MFS International Growth(g)
2023	Lowest contract charge 0.00% Class IB	$187.74	—	—	—	14.38%
	Highest contract charge 1.45% Class IB	$267.13	—	—	—	12.73%
	All contract charges	—	1,402	$389,415	1.28%	—
2022	Lowest contract charge 0.00% Class IB	$164.13	—	—	—	(15.19)%
	Highest contract charge 1.45% Class IB	$236.96	—	—	—	(16.42)%
	All contract charges	—	1,361	$333,404	1.11%	—
2021	Lowest contract charge 0.00% Class IB	$193.53	—	—	—	9.43%
	Highest contract charge 1.45% Class IB	$283.51	—	—	—	7.84%
	All contract charges	—	948	$274,960	0.24%	—
2020	Lowest contract charge 0.25% Class IB	$317.79	—	—	—	15.06%
	Highest contract charge 1.45% Class IB	$262.90	—	—	—	13.67%
	All contract charges	—	890	$239,034	0.46%	—
2019	Lowest contract charge 0.40% Class IB	$177.14	—	—	—	26.74%
	Highest contract charge 1.45% Class IB	$231.28	—	—	—	25.40%
	All contract charges	—	860	$203,157	1.32%	—

EQ/MFS International Intrinsic Value
2023	Lowest contract charge 0.00% Class IB	$179.60	—	—	—	17.35%
	Highest contract charge 1.45% Class IB	$215.50	—	—	—	15.66%
	All contract charges	—	3,015	$766,508	1.29%	—
2022	Lowest contract charge 0.00% Class IB	$153.04	—	—	—	(23.81)%
	Highest contract charge 1.45% Class IB	$186.33	—	—	—	(24.91)%
	All contract charges	—	2,992	$656,461	0.44%	—
2021	Lowest contract charge 0.00% Class IB	$200.86	—	—	—	10.24%
	Highest contract charge 1.45% Class IB	$248.14	—	—	—	8.64%
	All contract charges	—	2,831	$825,653	0.37%	—
2020	Lowest contract charge 0.00% Class IB	$182.20	—	—	—	20.03%
	Highest contract charge 1.45% Class IB	$228.41	—	—	—	18.29%
	All contract charges	—	2,724	$730,006	0.26%	—
2019	Lowest contract charge 0.00% Class IB	$151.79	—	—	—	25.88%
	Highest contract charge 1.45% Class IB	$193.09	—	—	—	24.06%
	All contract charges	—	2,691	$609,024	0.71%	—

EQ/MFS Mid Cap Focused Growth
2023	Lowest contract charge 0.00% Class IB	$342.16	—	—	—	22.32%
	Highest contract charge 1.45% Class IB	$284.50	—	—	—	20.55%
	All contract charges	—	1,053	$309,132	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$279.72	—	—	—	(27.06)%
	Highest contract charge 1.45% Class IB	$236.00	—	—	—	(28.11)%
	All contract charges	—	1,039	$252,038	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$383.48	—	—	—	18.87%
	Highest contract charge 1.45% Class IB	$328.29	—	—	—	17.15%
	All contract charges	—	1,001	$337,721	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$314.91	—	—	—	29.38%
	Highest contract charge 1.45% Class IB	$280.23	—	—	—	27.82%
	All contract charges	—	977	$280,088	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$238.19	—	—	—	35.64%
	Highest contract charge 1.45% Class IB	$219.24	—	—	—	34.35%
	All contract charges	—	969	$216,514	0.02%	—

EQ/MFS Technology
2023	Lowest contract charge 0.00% Class IB	$358.98	—	—	—	54.11%
	Highest contract charge 1.45% Class IB	$496.25	—	—	—	51.88%

FSA-141

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Technology (Continued)
	All contract charges	—	709	$461,477	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$232.94	—	—	—	(36.29)%
	Highest contract charge 1.45% Class IB	$326.73	—	—	—	(37.22)%
	All contract charges	—	669	$286,940	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$365.64	—	—	—	13.79%
	Highest contract charge 1.45% Class IB	$520.41	—	—	—	12.14%
	All contract charges	—	621	$426,069	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$673.86	—	—	—	46.48%
	Highest contract charge 1.45% Class IB	$464.08	—	—	—	44.72%
	All contract charges	—	592	$361,558	0.06%	—
2019	Lowest contract charge 0.50% Class IB	$449.41	—	—	—	35.12%
	Highest contract charge 1.45% Class IB	$320.68	—	—	—	33.83%
	All contract charges	—	531	$223,096	0.00%	—

EQ/MFS Utilities Series
2023	Lowest contract charge 0.00% Class IB	$173.19	—	—	—	(2.37)%
	Highest contract charge 1.45% Class IB	$196.02	—	—	—	(3.78)%
	All contract charges	—	563	$139,535	2.06%	—
2022	Lowest contract charge 0.00% Class IB	$177.39	—	—	—	0.44%
	Highest contract charge 1.34% Class IB	$253.00	—	—	—	(0.90)%
	All contract charges	—	582	$149,086	5.11%	—
2021	Lowest contract charge 0.00% Class IB	$176.61	—	—	—	13.91%
	Highest contract charge 1.45% Class IB	$205.80	—	—	—	12.26%
	All contract charges	—	580	$149,916	1.22%	—
2020	Lowest contract charge 0.25% Class IB	$254.46	—	—	—	5.28%
	Highest contract charge 1.45% Class IB	$183.33	—	—	—	4.02%
	All contract charges	—	594	$136,137	2.46%	—
2019	Lowest contract charge 0.40% Class IB	$186.67	—	—	—	24.20%
	Highest contract charge 1.45% Class IB	$176.25	—	—	—	22.88%
	All contract charges	—	607	$133,641	2.88%	—

EQ/Mid Cap Index
2023	Lowest contract charge 0.00% Class IB	$208.68	—	—	—	15.75%
	Highest contract charge 1.45% Class IB	$321.69	—	—	—	14.08%
	All contract charges	—	3,347	$1,106,765	1.05%	—
2022	Lowest contract charge 0.00% Class IB	$180.28	—	—	—	(13.61)%
	Highest contract charge 1.45% Class IB	$281.99	—	—	—	(14.86)%
	All contract charges	—	3,281	$945,957	1.00%	—
2021	Lowest contract charge 0.00% Class IB	$208.68	—	—	—	23.88%
	Highest contract charge 1.45% Class IB	$331.21	—	—	—	22.09%
	All contract charges	—	3,184	$1,074,260	0.64%	—
2020	Lowest contract charge 0.25% Class IB	$355.13	—	—	—	12.57%
	Highest contract charge 1.45% Class IB	$271.29	—	—	—	11.22%
	All contract charges	—	3,163	$870,965	1.04%	—
2019	Lowest contract charge 0.40% Class IB	$219.91	—	—	—	24.88%
	Highest contract charge 1.45% Class IB	$243.93	—	—	—	23.57%
	All contract charges	—	3,089	$762,495	1.15%	—

EQ/Mid Cap Value Managed Volatility
2023	Lowest contract charge 0.00% Class IB	$182.42	—	—	—	13.19%
	Highest contract charge 1.45% Class IB	$304.48	—	—	—	11.56%
	All contract charges	—	1,259	$485,530	1.45%	—
2022	Lowest contract charge 0.00% Class IB	$161.16	—	—	—	(14.57)%
	Highest contract charge 1.45% Class IB	$272.94	—	—	—	(15.81)%
	All contract charges	—	1,326	$457,350	0.93%	—
2021	Lowest contract charge 0.25% Class IB	$527.21	—	—	—	27.08%
	Highest contract charge 1.45% Class IB	$324.18	—	—	—	25.55%

FSA-142

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility (Continued)
	All contract charges	—	1,392	$569,858	0.57%	—
2020	Lowest contract charge 0.25% Class IB	$414.85	—	—	—	4.70%
	Highest contract charge 1.45% Class IB	$258.20	—	—	—	3.45%
	All contract charges	—	1,470	$478,738	1.16%	—
2019	Lowest contract charge 0.50% Class IB	$377.50	—	—	—	25.95%
	Highest contract charge 1.45% Class IB	$249.60	—	—	—	24.75%
	All contract charges	—	1,559	$489,608	1.38%	—

EQ/Moderate Allocation
2023	Lowest contract charge 0.70% Class IA	$281.37	—	—	—	11.57%
	Highest contract charge 1.45% Class IA	$202.87	—	—	—	10.72%
	All contract charges	—	7,236	$936,706	1.91%	—
2022	Lowest contract charge 0.70% Class IA	$252.20	—	—	—	(16.06)%
	Highest contract charge 1.45% Class IA	$183.22	—	—	—	(16.69)%
	All contract charges	—	7,774	$901,414	1.24%	—
2021	Lowest contract charge 0.70% Class IA	$300.44	—	—	—	7.66%
	Highest contract charge 1.45% Class IA	$219.92	—	—	—	6.85%
	All contract charges	—	8,302	$1,144,684	2.57%	—
2020	Lowest contract charge 0.70% Class IA	$279.07	—	—	—	10.48%
	Highest contract charge 1.45% Class IA	$205.83	—	—	—	9.65%
	All contract charges	—	8,861	$1,130,673	2.21%	—
2019	Lowest contract charge 0.70% Class IA	$252.60	—	—	—	14.73%
	Highest contract charge 1.45% Class IA	$187.72	—	—	—	13.86%
	All contract charges	—	9,422	$1,087,782	1.61%	—

EQ/Moderate Allocation
2023	Lowest contract charge 0.00% Class IB	$146.67	—	—	—	12.35%
	Highest contract charge 1.30% Class IB	$154.22	—	—	—	10.91%
	All contract charges	—	2,917	$591,128	1.91%	—
2022	Lowest contract charge 0.00% Class IB	$130.55	—	—	—	(15.47)%
	Highest contract charge 1.30% Class IB	$139.05	—	—	—	(16.56)%
	All contract charges	—	2,995	$544,102	1.24%	—
2021	Lowest contract charge 0.00% Class IB	$154.44	—	—	—	8.42%
	Highest contract charge 1.30% Class IB	$166.64	—	—	—	7.03%
	All contract charges	—	3,010	$652,034	2.57%	—
2020	Lowest contract charge 0.25% Class IB	$214.36	—	—	—	10.98%
	Highest contract charge 1.30% Class IB	$155.70	—	—	—	9.83%
	All contract charges	—	3,014	$609,876	2.21%	—
2019	Lowest contract charge 0.40% Class IB	$148.08	—	—	—	15.08%
	Highest contract charge 1.30% Class IB	$141.77	—	—	—	14.05%
	All contract charges	—	3,021	$553,964	1.61%	—

EQ/Moderate Growth Strategy
2023	Lowest contract charge 0.00% Class IB	$161.34	—	—	—	14.87%
	Highest contract charge 1.45% Class IB	$173.92	—	—	—	13.21%
	All contract charges	—	755	$136,394	1.51%	—
2022	Lowest contract charge 0.00% Class IB	$140.46	—	—	—	(16.48)%
	Highest contract charge 1.45% Class IB	$153.63	—	—	—	(17.69)%
	All contract charges	—	727	$115,531	0.94%	—
2021	Lowest contract charge 0.00% Class IB	$168.18	—	—	—	11.88%
	Highest contract charge 1.45% Class IB	$186.65	—	—	—	10.25%
	All contract charges	—	688	$132,673	2.10%	—
2020	Lowest contract charge 0.25% Class IB	$187.95	—	—	—	12.11%
	Highest contract charge 1.45% Class IB	$169.29	—	—	—	10.76%
	All contract charges	—	632	$109,884	2.02%	—
2019	Lowest contract charge 0.50% Class IB	$164.47	—	—	—	17.39%
	Highest contract charge 1.45% Class IB	$152.84	—	—	—	16.26%
	All contract charges	—	595	$93,129	1.61%	—

FSA-143

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation
2023	Lowest contract charge 0.00% Class IB	$168.68	—	—	—	15.33%
	Highest contract charge 1.45% Class IB	$239.23	—	—	—	13.66%
	All contract charges	—	5,420	$1,347,088	1.66%	—
2022	Lowest contract charge 0.00% Class IB	$146.26	—	—	—	(17.06)%
	Highest contract charge 1.45% Class IB	$210.48	—	—	—	(18.26)%
	All contract charges	—	5,543	$1,207,694	1.06%	—
2021	Lowest contract charge 0.00% Class IB	$176.34	—	—	—	12.68%
	Highest contract charge 1.45% Class IB	$257.50	—	—	—	11.04%
	All contract charges	—	5,635	$1,497,545	3.47%	—
2020	Lowest contract charge 0.25% Class IB	$285.72	—	—	—	13.81%
	Highest contract charge 1.45% Class IB	$231.89	—	—	—	12.45%
	All contract charges	—	5,794	$1,382,143	2.55%	—
2019	Lowest contract charge 0.50% Class IB	$241.02	—	—	—	19.39%
	Highest contract charge 1.45% Class IB	$206.22	—	—	—	18.25%
	All contract charges	—	5,942	$1,255,928	1.59%	—

EQ/Money Market
2023	Lowest contract charge 0.00% Class IA	$ 1.09	—	—	—	3.81%
	Highest contract charge 1.45% Class IA	$107.51	—	—	—	2.95%
	All contract charges	—	2,378	$50,249	4.36%	—
2022	Lowest contract charge 0.00% Class IA	$ 1.05	—	—	—	0.96%
	Highest contract charge 1.45% Class IA	$104.43	—	—	—	(0.37)%
	All contract charges	—	1,861	$41,073	1.07%	—
2021	Lowest contract charge 0.00% Class IA	$ 1.04	—	—	—	0.97%
	Highest contract charge 1.45% Class IA	$104.82	—	—	—	(1.26)%
	All contract charges	—	1,679	$39,190	0.00%	—
2020	Lowest contract charge 0.00% Class IA	$ 1.03	—	—	—	—%
	Highest contract charge 1.45% Class IA	$106.16	—	—	—	(1.26)%
	All contract charges	—	2,757	$46,233	0.17%	—
2019	Lowest contract charge 0.00% Class IA	$ 1.03	—	—	—	0.98%
	Highest contract charge 1.45% Class IA	$107.51	—	—	—	0.05%
	All contract charges	—	1,743	$38,184	1.51%	—

EQ/Money Market
2023	Lowest contract charge 0.00% Class IB	$ 1.09	—	—	—	3.81%
	Highest contract charge 1.30% Class IB	$ 94.44	—	—	—	3.11%
	All contract charges	—	8,750	$61,165	4.36%	—
2022	Lowest contract charge 0.00% Class IB	$ 1.05	—	—	—	0.96%
	Highest contract charge 1.30% Class IB	$ 91.59	—	—	—	(0.20)%
	All contract charges	—	8,607	$53,508	1.07%	—
2021	Lowest contract charge 0.00% Class IB	$ 1.04	—	—	—	0.97%
	Highest contract charge 1.30% Class IB	$ 91.77	—	—	—	(1.11)%
	All contract charges	—	8,888	$44,146	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$ 1.03	—	—	—	—%
	Highest contract charge 1.30% Class IB	$ 92.80	—	—	—	(1.09)%
	All contract charges	—	17,089	$56,800	0.17%	—
2019	Lowest contract charge 0.00% Class IB	$ 1.03	—	—	—	0.98%
	Highest contract charge 1.30% Class IB	$ 93.82	—	—	—	0.21%
	All contract charges	—	7,095	$30,806	1.51%	—

EQ/Morgan Stanley Small Cap Growth
2023	Lowest contract charge 0.00% Class IB	$138.33	—	—	—	34.41%
	Highest contract charge 1.45% Class IB	$131.23	—	—	—	32.46%
	All contract charges	—	644	$82,897	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$102.92	—	—	—	(44.16)%
	Highest contract charge 1.45% Class IB	$ 99.07	—	—	—	(44.97)%
	All contract charges	—	642	$62,580	0.01%	—

FSA-144

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Morgan Stanley Small Cap Growth (Continued)
2021	Lowest contract charge 0.00% Class IB(b)	$184.32	—	—	—	2.75%
	Highest contract charge 1.45% Class IB	$180.04	—	—	—	1.27%
	All contract charges	—	635	$111,721	0.00%	—
2020	Lowest contract charge 0.25% Class IB(b)	$179.10	—	—	—	75.14%
	Highest contract charge 1.45% Class IB(b)	$177.79	—	—	—	73.98%
	All contract charges	—	623	$108,947	0.00%	—

EQ/PIMCO Global Real Return
2023	Lowest contract charge 0.00% Class IB	$119.17	—	—	—	4.13%
	Highest contract charge 1.45% Class IB	$100.16	—	—	—	2.62%
	All contract charges	—	588	$61,096	1.39%	—
2022	Lowest contract charge 0.00% Class IB	$114.44	—	—	—	(16.16)%
	Highest contract charge 1.45% Class IB	$ 97.60	—	—	—	(17.37)%
	All contract charges	—	607	$60,973	9.79%	—
2021	Lowest contract charge 0.00% Class IB	$136.50	—	—	—	4.02%
	Highest contract charge 1.45% Class IB	$118.12	—	—	—	2.51%
	All contract charges	—	597	$72,522	10.80%	—
2020	Lowest contract charge 0.25% Class IB	$126.40	—	—	—	10.08%
	Highest contract charge 1.45% Class IB	$115.23	—	—	—	8.76%
	All contract charges	—	512	$60,432	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$112.93	—	—	—	7.62%
	Highest contract charge 1.45% Class IB	$105.95	—	—	—	6.60%
	All contract charges	—	430	$46,555	3.70%	—

EQ/PIMCO Ultra Short Bond
2023	Lowest contract charge 1.10% Class IA	$ 99.95	—	—	—	4.47%
	Highest contract charge 1.10% Class IA	$ 99.95	—	—	—	4.47%
	All contract charges	—	—	$—	4.00%	—
2022	Lowest contract charge 1.10% Class IA	$ 95.67	—	—	—	(1.70)%
	Highest contract charge 1.10% Class IA	$ 95.67	—	—	—	(1.70)%
	All contract charges	—	—	$—	1.35%	—
2021	Lowest contract charge 1.10% Class IA	$ 97.32	—	—	—	(1.55)%
	Highest contract charge 1.25% Class IA	$ 95.52	—	—	—	(1.70)%
	All contract charges	—	—	$20	0.42%	—
2020	Lowest contract charge 1.10% Class IA	$ 98.85	—	—	—	—%
	Highest contract charge 1.10% Class IA	$ 98.85	—	—	—	—%
	All contract charges	—	1	$77	0.76%	—
2019	Lowest contract charge 1.10% Class IA	$ 98.85	—	—	—	1.43%
	Highest contract charge 1.10% Class IA	$ 98.85	—	—	—	1.43%
	All contract charges	—	1	$108	2.23%	—

EQ/PIMCO Ultra Short Bond
2023	Lowest contract charge 0.25% Class IB	$128.50	—	—	—	5.36%
	Highest contract charge 1.45% Class IB	$102.52	—	—	—	4.10%
	All contract charges	—	677	$72,388	4.00%	—
2022	Lowest contract charge 0.25% Class IB	$121.96	—	—	—	(0.85)%
	Highest contract charge 1.45% Class IB	$ 98.48	—	—	—	(2.05)%
	All contract charges	—	694	$71,163	1.35%	—
2021	Lowest contract charge 0.25% Class IB	$123.01	—	—	—	(0.70)%
	Highest contract charge 1.45% Class IB	$100.54	—	—	—	(1.89)%
	All contract charges	—	720	$75,357	0.42%	—
2020	Lowest contract charge 0.25% Class IB	$123.88	—	—	—	0.86%
	Highest contract charge 1.45% Class IB	$102.48	—	—	—	(0.36)%
	All contract charges	—	719	$76,296	0.76%	—
2019	Lowest contract charge 0.50% Class IB	$118.39	—	—	—	2.04%
	Highest contract charge 1.45% Class IB	$102.85	—	—	—	1.07%
	All contract charges	—	710	$75,514	2.23%	—

FSA-145

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Quality Bond PLUS
2023	Lowest contract charge 0.70% Class IA	$166.12	—	—	—	3.49%
	Highest contract charge 1.45% Class IA	$129.64	—	—	—	2.72%
	All contract charges	—	254	$42,575	2.12%	—
2022	Lowest contract charge 0.70% Class IA	$160.52	—	—	—	(10.83)%
	Highest contract charge 1.45% Class IA	$126.21	—	—	—	(11.51)%
	All contract charges	—	262	$42,613	0.64%	—
2021	Lowest contract charge 0.70% Class IA	$180.02	—	—	—	(2.80)%
	Highest contract charge 1.45% Class IA	$142.63	—	—	—	(3.53)%
	All contract charges	—	277	$50,918	0.75%	—
2020	Lowest contract charge 0.70% Class IA	$185.21	—	—	—	5.23%
	Highest contract charge 1.45% Class IA	$147.85	—	—	—	4.44%
	All contract charges	—	292	$55,758	1.30%	—
2019	Lowest contract charge 0.70% Class IA	$176.00	—	—	—	4.89%
	Highest contract charge 1.45% Class IA	$141.57	—	—	—	4.10%
	All contract charges	—	297	$53,964	1.55%	—

EQ/Quality Bond PLUS
2023	Lowest contract charge 0.00% Class IB	$104.39	—	—	—	4.22%
	Highest contract charge 1.30% Class IB	$ 98.02	—	—	—	2.89%
	All contract charges	—	131	$17,091	2.12%	—
2022	Lowest contract charge 0.50% Class IB	$144.34	—	—	—	(10.66)%
	Highest contract charge 1.30% Class IB	$ 95.27	—	—	—	(11.37)%
	All contract charges	—	135	$16,895	0.64%	—
2021	Lowest contract charge 0.50% Class IB	$161.56	—	—	—	(2.60)%
	Highest contract charge 1.30% Class IB	$107.49	—	—	—	(3.37)%
	All contract charges	—	142	$20,199	0.75%	—
2020	Lowest contract charge 0.50% Class IB	$165.88	—	—	—	5.45%
	Highest contract charge 1.30% Class IB	$111.24	—	—	—	4.61%
	All contract charges	—	152	$22,190	1.30%	—
2019	Lowest contract charge 0.50% Class IB	$157.31	—	—	—	5.10%
	Highest contract charge 1.30% Class IB	$106.34	—	—	—	4.28%
	All contract charges	—	134	$19,027	1.55%	—

EQ/Small Company Index
2023	Lowest contract charge 0.00% Class IB	$192.87	—	—	—	16.80%
	Highest contract charge 1.45% Class IB	$389.09	—	—	—	15.12%
	All contract charges	—	1,355	$527,682	1.21%	—
2022	Lowest contract charge 0.00% Class IB	$165.13	—	—	—	(19.81)%
	Highest contract charge 1.45% Class IB	$338.00	—	—	—	(20.97)%
	All contract charges	—	1,279	$429,691	0.94%	—
2021	Lowest contract charge 0.00% Class IB	$205.93	—	—	—	15.06%
	Highest contract charge 1.45% Class IB	$427.71	—	—	—	13.39%
	All contract charges	—	1,188	$502,701	0.65%	—
2020	Lowest contract charge 0.25% Class IB	$475.15	—	—	—	19.43%
	Highest contract charge 1.45% Class IB	$377.20	—	—	—	18.00%
	All contract charges	—	1,157	$430,315	1.08%	—
2019	Lowest contract charge 0.40% Class IB	$213.87	—	—	—	24.71%
	Highest contract charge 1.45% Class IB	$319.67	—	—	—	23.40%
	All contract charges	—	1,112	$348,866	1.13%	—

EQ/Value Equity
2023	Lowest contract charge 0.00% Class IB	$183.77	—	—	—	19.53%
	Highest contract charge 1.45% Class IB	$398.07	—	—	—	17.79%
	All contract charges	—	1,934	$883,782	1.16%	—
2022	Lowest contract charge 0.00% Class IB	$153.75	—	—	—	(15.11)%
	Highest contract charge 1.45% Class IB	$337.94	—	—	—	(16.34)%
	All contract charges	—	2,050	$789,762	1.05%	—

FSA-146

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Value Equity (Continued)
2021	Lowest contract charge 0.00% Class IB	$181.12	—	—	—	25.37%
	Highest contract charge 1.45% Class IB	$403.94	—	—	—	23.56%
	All contract charges	—	2,135	$977,972	0.68%	—
2020	Lowest contract charge 0.25% Class IB	$336.53	—	—	—	2.56%
	Highest contract charge 1.45% Class IB	$326.93	—	—	—	1.32%
	All contract charges	—	2,232	$827,848	1.93%	—
2019	Lowest contract charge 0.50% Class IB	$312.63	—	—	—	22.82%
	Highest contract charge 1.45% Class IB	$322.66	—	—	—	21.65%
	All contract charges	—	2,275	$831,501	1.94%	—

EQ/Wellington Energy
2023	Lowest contract charge 0.00% Class IB	$ 78.33	—	—	—	6.04%
	Highest contract charge 1.45% Class IB	$ 61.29	—	—	—	4.50%
	All contract charges	—	913	$71,628	3.26%	—
2022	Lowest contract charge 0.00% Class IB	$ 73.87	—	—	—	32.38%
	Highest contract charge 1.45% Class IB	$ 58.65	—	—	—	30.48%
	All contract charges	—	1,010	$75,938	4.36%	—
2021	Lowest contract charge 0.00% Class IB	$ 55.80	—	—	—	35.60%
	Highest contract charge 1.45% Class IB	$ 44.95	—	—	—	33.66%
	All contract charges	—	868	$49,864	3.54%	—
2020	Lowest contract charge 0.25% Class IB	$ 44.76	—	—	—	(37.48)%
	Highest contract charge 1.45% Class IB	$ 33.63	—	—	—	(38.24)%
	All contract charges	—	789	$33,871	3.62%	—
2019	Lowest contract charge 0.40% Class IB	$ 67.81	—	—	—	0.61%
	Highest contract charge 1.45% Class IB	$ 54.45	—	—	—	(0.46)%
	All contract charges	—	599	$41,502	0.95%	—

Equitable Conservative Growth MF/ETF
2023	Lowest contract charge 0.25% Class IB	$162.80	—	—	—	9.64%
	Highest contract charge 1.34% Class IB	$144.84	—	—	—	8.45%
	All contract charges	—	140	$20,788	2.49%	—
2022	Lowest contract charge 0.25% Class IB	$148.49	—	—	—	(12.67)%
	Highest contract charge 1.34% Class IB	$133.56	—	—	—	(13.62)%
	All contract charges	—	163	$22,117	1.77%	—
2021	Lowest contract charge 0.25% Class IB	$170.03	—	—	—	9.84%
	Highest contract charge 1.34% Class IB	$154.62	—	—	—	8.63%
	All contract charges	—	154	$24,093	0.63%	—
2020	Lowest contract charge 0.25% Class IB	$154.80	—	—	—	12.84%
	Highest contract charge 1.34% Class IB	$142.33	—	—	—	11.61%
	All contract charges	—	129	$18,504	1.12%	—
2019	Lowest contract charge 0.50% Class IB	$134.93	—	—	—	17.50%
	Highest contract charge 1.34% Class IB	$127.53	—	—	—	16.51%
	All contract charges	—	107	$13,637	2.12%	—

Equitable Growth MF/ETF
2023	Lowest contract charge 0.70% Class IB(c)	$116.98	—	—	—	13.39%
	Highest contract charge 1.34% Class IB(c)	$116.10	—	—	—	12.66%
	All contract charges	—	19	$2,347	2.32%	—
2022	Lowest contract charge 1.20% Class IB(c)	$103.08	—	—	—	2.76%
	Highest contract charge 1.20% Class IB(c)	$103.08	—	—	—	2.76%
	All contract charges	—	—	$17	2.03%	—

Equitable Moderate Growth MF/ETF
2023	Lowest contract charge 0.00% Class IB(c)	$116.21	—	—	—	12.02%
	Highest contract charge 1.34% Class IB	$114.38	—	—	—	10.51%
	All contract charges	—	17	$1,957	2.71%	—
2022	Lowest contract charge 1.20% Class IB(c)	$103.52	—	—	—	3.52%
	Highest contract charge 1.34% Class IB(c)	$103.50	—	—	—	3.51%
	All contract charges	—	—	$1	1.84%	—

FSA-147

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$211.37	—	—	—	10.38%
	Highest contract charge 1.20% Service Class 2	$293.62	—	—	—	9.06%
	All contract charges	—	126	$36,998	1.85%	—
2022	Lowest contract charge 0.00% Service Class 2	$191.49	—	—	—	(5.25)%
	Highest contract charge 1.20% Service Class 2	$269.23	—	—	—	(6.38)%
	All contract charges	—	115	$31,193	1.82%	—
2021	Lowest contract charge 0.00% Service Class 2	$202.09	—	—	—	24.60%
	Highest contract charge 1.20% Service Class 2	$287.58	—	—	—	23.11%
	All contract charges	—	102	$29,656	1.75%	—
2020	Lowest contract charge 0.25% Service Class 2	$258.77	—	—	—	6.18%
	Highest contract charge 1.20% Service Class 2	$233.60	—	—	—	5.16%
	All contract charges	—	91	$21,096	1.73%	—
2019	Lowest contract charge 0.50% Service Class 2	$237.87	—	—	—	26.47%
	Highest contract charge 1.20% Service Class 2	$222.13	—	—	—	25.58%
	All contract charges	—	78	$17,456	1.93%	—

Fidelity® VIP Investment Grade Bond Portfolio
2023	Lowest contract charge 0.00% Service Class 2(c)	$108.58	—	—	—	6.00%
	Highest contract charge 1.34% Service Class 2	$106.87	—	—	—	4.58%
	All contract charges	—	937	$100,421	3.85%	—
2022	Lowest contract charge 1.10% Service Class 2(c)	$102.23	—	—	—	3.45%
	Highest contract charge 1.34% Service Class 2(c)	$102.19	—	—	—	3.42%
	All contract charges	—	1	$137	3.89%	—

Fidelity® VIP Mid Cap Portfolio
2023	Lowest contract charge 0.00% Service Class 2	$199.99	—	—	—	14.80%
	Highest contract charge 1.20% Service Class 2	$283.93	—	—	—	13.43%
	All contract charges	—	438	$124,943	0.40%	—
2022	Lowest contract charge 0.00% Service Class 2	$174.20	—	—	—	(14.97)%
	Highest contract charge 1.20% Service Class 2	$250.32	—	—	—	(15.99)%
	All contract charges	—	414	$104,278	0.28%	—
2021	Lowest contract charge 0.00% Service Class 2	$204.86	—	—	—	25.30%
	Highest contract charge 1.20% Service Class 2	$297.95	—	—	—	23.81%
	All contract charges	—	386	$115,478	0.38%	—
2020	Lowest contract charge 0.25% Service Class 2	$266.60	—	—	—	17.57%
	Highest contract charge 1.20% Service Class 2	$240.66	—	—	—	16.45%
	All contract charges	—	361	$87,498	0.41%	—
2019	Lowest contract charge 0.50% Service Class 2	$221.31	—	—	—	22.56%
	Highest contract charge 1.20% Service Class 2	$206.66	—	—	—	21.69%
	All contract charges	—	334	$69,298	0.70%	—

Invesco V.I. Diversified Dividend Fund
2023	Lowest contract charge 0.00% Series II	$178.57	—	—	—	8.77%
	Highest contract charge 1.20% Series II	$250.22	—	—	—	7.47%
	All contract charges	—	363	$89,474	1.79%	—
2022	Lowest contract charge 0.00% Series II	$164.17	—	—	—	(1.92)%
	Highest contract charge 1.20% Series II	$232.83	—	—	—	(3.10)%
	All contract charges	—	360	$82,746	1.68%	—
2021	Lowest contract charge 0.00% Series II	$167.39	—	—	—	18.59%
	Highest contract charge 1.20% Series II	$240.28	—	—	—	17.18%
	All contract charges	—	350	$83,008	2.02%	—
2020	Lowest contract charge 0.00% Series II	$141.15	—	—	—	(0.13)%
	Highest contract charge 1.20% Series II	$205.06	—	—	—	(1.34)%
	All contract charges	—	332	$67,500	2.96%	—
2019	Lowest contract charge 0.00% Series II	$141.34	—	—	—	24.77%
	Highest contract charge 1.20% Series II	$207.84	—	—	—	23.28%
	All contract charges	—	315	$64,883	2.77%	—

FSA-148

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. High Yield Fund
2023	Lowest contract charge 0.00% Series II	$160.11	—	—	—	9.78%
	Highest contract charge 1.45% Series II	$133.13	—	—	—	8.18%
	All contract charges	—	430	$59,472	5.19%	—
2022	Lowest contract charge 0.00% Series II	$145.85	—	—	—	(9.55)%
	Highest contract charge 1.45% Series II	$123.06	—	—	—	(10.85)%
	All contract charges	—	417	$53,038	4.50%	—
2021	Lowest contract charge 0.00% Series II	$161.25	—	—	—	4.01%
	Highest contract charge 1.45% Series II	$138.04	—	—	—	2.49%
	All contract charges	—	405	$57,682	4.77%	—
2020	Lowest contract charge 0.25% Series II	$151.34	—	—	—	2.64%
	Highest contract charge 1.45% Series II	$134.68	—	—	—	1.41%
	All contract charges	—	374	$51,594	5.83%	—
2019	Lowest contract charge 0.50% Series II	$144.29	—	—	—	12.59%
	Highest contract charge 1.45% Series II	$132.81	—	—	—	11.52%
	All contract charges	—	369	$50,138	5.86%	—

Invesco V.I. Main Street Mid Cap Fund
2023	Lowest contract charge 0.00% Series II	$179.60	—	—	—	14.15%
	Highest contract charge 1.45% Series II	$189.78	—	—	—	12.50%
	All contract charges	—	127	$29,369	0.04%	—
2022	Lowest contract charge 0.00% Series II	$157.34	—	—	—	(14.45)%
	Highest contract charge 1.45% Series II	$168.70	—	—	—	(15.69)%
	All contract charges	—	131	$26,928	0.07%	—
2021	Lowest contract charge 0.00% Series II	$183.92	—	—	—	22.86%
	Highest contract charge 1.45% Series II	$200.10	—	—	—	21.08%
	All contract charges	—	132	$32,474	0.26%	—
2020	Lowest contract charge 0.25% Series II	$211.86	—	—	—	8.67%
	Highest contract charge 1.45% Series II	$165.26	—	—	—	7.36%
	All contract charges	—	136	$27,254	0.50%	—
2019	Lowest contract charge 0.50% Series II	$190.28	—	—	—	24.41%
	Highest contract charge 1.45% Series II	$153.93	—	—	—	23.22%
	All contract charges	—	133	$24,962	0.22%	—

Invesco V.I. Small Cap Equity Fund
2023	Lowest contract charge 0.00% Series II	$185.88	—	—	—	16.25%
	Highest contract charge 1.34% Series II	$296.01	—	—	—	14.71%
	All contract charges	—	67	$18,640	0.00%	—
2022	Lowest contract charge 0.00% Series II	$159.89	—	—	—	(20.73)%
	Highest contract charge 1.34% Series II	$258.06	—	—	—	(21.79)%
	All contract charges	—	62	$15,213	0.00%	—
2021	Lowest contract charge 0.00% Series II	$201.70	—	—	—	20.10%
	Highest contract charge 1.34% Series II	$329.97	—	—	—	18.49%
	All contract charges	—	59	$18,538	0.00%	—
2020	Lowest contract charge 0.25% Series II	$273.29	—	—	—	26.55%
	Highest contract charge 1.34% Series II	$278.49	—	—	—	25.17%
	All contract charges	—	53	$14,070	0.03%	—
2019	Lowest contract charge 0.50% Series II	$210.76	—	—	—	25.68%
	Highest contract charge 1.34% Series II	$222.49	—	—	—	24.63%
	All contract charges	—	52	$10,954	0.00%	—

MFS® Investors Trust Series
2023	Lowest contract charge 0.25% Service Class	$393.18	—	—	—	18.37%
	Highest contract charge 1.34% Service Class	$381.84	—	—	—	17.08%
	All contract charges	—	79	$28,742	0.47%	—
2022	Lowest contract charge 0.25% Service Class	$332.17	—	—	—	(16.90)%
	Highest contract charge 1.34% Service Class	$326.14	—	—	—	(17.80)%
	All contract charges	—	82	$25,761	0.39%	—

FSA-149

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Investors Trust Series (Continued)
2021	Lowest contract charge 0.25% Service Class	$399.70	—	—	—	26.19%
	Highest contract charge 1.34% Service Class	$396.77	—	—	—	24.81%
	All contract charges	—	86	$32,467	0.42%	—
2020	Lowest contract charge 0.25% Service Class	$316.74	—	—	—	13.32%
	Highest contract charge 1.34% Service Class	$317.89	—	—	—	12.08%
	All contract charges	—	86	$26,314	0.43%	—
2019	Lowest contract charge 0.50% Service Class	$272.81	—	—	—	30.59%
	Highest contract charge 1.34% Service Class	$283.63	—	—	—	29.49%
	All contract charges	—	86	$23,195	0.50%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2023	Lowest contract charge 0.00% Service Class	$292.51	—	—	—	23.70%
	Highest contract charge 1.45% Service Class	$379.00	—	—	—	21.92%
	All contract charges	—	123	$62,023	0.05%	—
2022	Lowest contract charge 0.25% Service Class	$459.56	—	—	—	(19.65)%
	Highest contract charge 1.45% Service Class	$310.87	—	—	—	(20.61)%
	All contract charges	—	113	$46,803	0.00%	—
2021	Lowest contract charge 0.25% Service Class	$571.93	—	—	—	25.34%
	Highest contract charge 1.34% Service Class	$505.01	—	—	—	23.97%
	All contract charges	—	104	$54,563	0.03%	—
2020	Lowest contract charge 0.25% Service Class	$456.29	—	—	—	21.89%
	Highest contract charge 1.34% Service Class	$407.35	—	—	—	20.56%
	All contract charges	—	102	$43,004	0.23%	—
2019	Lowest contract charge 0.50% Service Class	$365.68	—	—	—	38.88%
	Highest contract charge 1.34% Service Class	$337.88	—	—	—	37.71%
	All contract charges	—	100	$34,475	0.35%	—

Multimanager Aggressive Equity
2023	Lowest contract charge 0.70% Class IA	$356.58	—	—	—	37.33%
	Highest contract charge 1.45% Class IA	$283.04	—	—	—	36.30%
	All contract charges	—	2,086	$725,815	0.37%	—
2022	Lowest contract charge 0.70% Class IA	$259.65	—	—	—	(32.64)%
	Highest contract charge 1.45% Class IA	$207.66	—	—	—	(33.15)%
	All contract charges	—	2,293	$581,809	0.00%	—
2021	Lowest contract charge 0.70% Class IA	$385.47	—	—	—	19.66%
	Highest contract charge 1.45% Class IA	$310.63	—	—	—	18.76%
	All contract charges	—	2,481	$935,617	0.00%	—
2020	Lowest contract charge 0.70% Class IA	$322.14	—	—	—	37.84%
	Highest contract charge 1.45% Class IA	$261.57	—	—	—	36.80%
	All contract charges	—	2,712	$856,291	0.00%	—
2019	Lowest contract charge 0.70% Class IA	$233.70	—	—	—	32.42%
	Highest contract charge 1.45% Class IA	$191.20	—	—	—	31.42%
	All contract charges	—	2,955	$678,310	0.75%	—

Multimanager Aggressive Equity
2023	Lowest contract charge 0.00% Class IB	$289.08	—	—	—	38.30%
	Highest contract charge 1.30% Class IB	$384.45	—	—	—	36.53%
	All contract charges	—	175	$53,269	0.37%	—
2022	Lowest contract charge 0.00% Class IB	$209.03	—	—	—	(32.17)%
	Highest contract charge 1.30% Class IB	$281.59	—	—	—	(33.04)%
	All contract charges	—	173	$38,450	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$308.15	—	—	—	20.50%
	Highest contract charge 1.30% Class IB	$420.54	—	—	—	18.95%
	All contract charges	—	170	$56,902	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$316.06	—	—	—	38.47%
	Highest contract charge 1.30% Class IB	$353.53	—	—	—	37.03%
	All contract charges	—	161	$45,164	0.00%	—

FSA-150

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Aggressive Equity (Continued)
2019	Lowest contract charge 0.50% Class IB	$217.50	—	—	—	32.69%
	Highest contract charge 1.30% Class IB	$257.99	—	—	—	31.63%
	All contract charges	—	155	$31,746	0.75%	—

Multimanager Core Bond
2023	Lowest contract charge 0.00% Class IB	$107.80	—	—	—	5.09%
	Highest contract charge 1.45% Class IB	$137.48	—	—	—	3.56%
	All contract charges	—	637	$91,333	2.77%	—
2022	Lowest contract charge 0.25% Class IB	$171.15	—	—	—	(12.95)%
	Highest contract charge 1.45% Class IB	$132.75	—	—	—	(13.99)%
	All contract charges	—	1,070	$148,394	2.36%	—
2021	Lowest contract charge 0.25% Class IB	$196.62	—	—	—	(1.68)%
	Highest contract charge 1.45% Class IB	$154.35	—	—	—	(2.86)%
	All contract charges	—	948	$152,294	1.47%	—
2020	Lowest contract charge 0.25% Class IB	$199.97	—	—	—	5.99%
	Highest contract charge 1.45% Class IB	$158.90	—	—	—	4.73%
	All contract charges	—	806	$132,611	1.92%	—
2019	Lowest contract charge 0.40% Class IB	$113.30	—	—	—	6.96%
	Highest contract charge 1.45% Class IB	$151.73	—	—	—	5.82%
	All contract charges	—	716	$112,045	2.14%	—

Multimanager Technology
2023	Lowest contract charge 0.00% Class IB	$388.33	—	—	—	49.54%
	Highest contract charge 1.45% Class IB	$629.44	—	—	—	47.39%
	All contract charges	—	609	$400,734	0.00%	—
2022	Lowest contract charge 0.00% Class IB	$259.68	—	—	—	(37.30)%
	Highest contract charge 1.45% Class IB	$427.07	—	—	—	(38.21)%
	All contract charges	—	602	$266,569	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$414.14	—	—	—	20.83%
	Highest contract charge 1.45% Class IB	$691.12	—	—	—	19.07%
	All contract charges	—	603	$432,352	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$730.48	—	—	—	52.89%
	Highest contract charge 1.45% Class IB	$580.42	—	—	—	51.05%
	All contract charges	—	619	$371,590	0.12%	—
2019	Lowest contract charge 0.50% Class IB	$456.71	—	—	—	37.18%
	Highest contract charge 1.45% Class IB	$384.26	—	—	—	35.87%
	All contract charges	—	628	$249,266	0.15%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2023	Lowest contract charge 0.00% Advisor Class	$129.96	—	—	—	(7.93)%
	Highest contract charge 1.20% Advisor Class	$ 79.59	—	—	—	(9.03)%
	All contract charges	—	163	$13,180	15.62%	—
2022	Lowest contract charge 0.00% Advisor Class	$141.16	—	—	—	8.66%
	Highest contract charge 1.20% Advisor Class	$87.49	—	—	—	7.36%
	All contract charges	—	161	$14,386	20.46%	—
2021	Lowest contract charge 0.00% Advisor Class	$129.91	—	—	—	33.12%
	Highest contract charge 1.20% Advisor Class	$ 81.49	—	—	—	31.50%
	All contract charges	—	149	$12,387	4.14%	—
2020	Lowest contract charge 0.00% Advisor Class	$ 97.59	—	—	—	1.22%
	Highest contract charge 1.20% Advisor Class	$ 61.97	—	—	—	0.02%
	All contract charges	—	150	$9,388	6.19%	—
2019	Lowest contract charge 0.00% Advisor Class	$ 96.41	—	—	—	11.35%
	Highest contract charge 1.20% Advisor Class	$ 61.96	—	—	—	10.01%
	All contract charges	—	144	$9,012	4.36%	—

Principal Equity Income Account
2023	Lowest contract charge 0.50% Class 3(c)	$115.03	—	—	—	10.45%
	Highest contract charge 1.34% Class 3(c)	$113.89	—	—	—	9.52%
	All contract charges	—	4	$526	2.76%	—

FSA-151

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2015 Allocation
2023	Lowest contract charge 0.00% Class IB	$141.52	—	—	—	9.94%
	Highest contract charge 1.34% Class IB	$152.00	—	—	—	8.48%
	All contract charges	—	90	$13,797	2.32%	—
2022	Lowest contract charge 0.25% Class IB	$167.63	—	—	—	(14.35)%
	Highest contract charge 1.34% Class IB	$140.12	—	—	—	(15.29)%
	All contract charges	—	98	$14,019	1.84%	—
2021	Lowest contract charge 0.25% Class IB	$195.72	—	—	—	6.00%
	Highest contract charge 1.34% Class IB	$165.41	—	—	—	4.84%
	All contract charges	—	108	$18,247	1.60%	—
2020	Lowest contract charge 0.25% Class IB	$184.64	—	—	—	10.04%
	Highest contract charge 1.34% Class IB	$157.77	—	—	—	8.84%
	All contract charges	—	123	$19,732	2.03%	—
2019	Lowest contract charge 0.40% Class IB	$149.46	—	—	—	14.54%
	Highest contract charge 1.34% Class IB	$144.96	—	—	—	13.45%
	All contract charges	—	129	$18,932	1.81%	—

Target 2025 Allocation
2023	Lowest contract charge 0.00% Class IB	$164.84	—	—	—	13.64%
	Highest contract charge 1.34% Class IB	$183.01	—	—	—	12.12%
	All contract charges	—	528	$100,120	1.99%	—
2022	Lowest contract charge 0.00% Class IB	$145.06	—	—	—	(15.24)%
	Highest contract charge 1.34% Class IB	$163.23	—	—	—	(16.38)%
	All contract charges	—	548	$92,325	1.57%	—
2021	Lowest contract charge 0.00% Class IB	$171.15	—	—	—	10.73%
	Highest contract charge 1.34% Class IB	$195.20	—	—	—	9.25%
	All contract charges	—	561	$112,841	1.88%	—
2020	Lowest contract charge 0.25% Class IB	$209.10	—	—	—	11.99%
	Highest contract charge 1.34% Class IB	$178.67	—	—	—	10.77%
	All contract charges	—	557	$101,643	1.83%	—
2019	Lowest contract charge 0.40% Class IB	$169.67	—	—	—	18.90%
	Highest contract charge 1.45% Class IB	$158.92	—	—	—	17.65%
	All contract charges	—	556	$91,272	1.74%	—

Target 2035 Allocation
2023	Lowest contract charge 0.00% Class IB	$181.48	—	—	—	16.54%
	Highest contract charge 1.45% Class IB	$201.34	—	—	—	14.85%
	All contract charges	—	854	$181,958	1.79%	—
2022	Lowest contract charge 0.00% Class IB	$155.73	—	—	—	(16.29)%
	Highest contract charge 1.45% Class IB	$175.30	—	—	—	(17.50)%
	All contract charges	—	797	$146,960	1.43%	—
2021	Lowest contract charge 0.00% Class IB	$186.03	—	—	—	14.07%
	Highest contract charge 1.45% Class IB	$212.49	—	—	—	12.42%
	All contract charges	—	741	$164,911	1.87%	—
2020	Lowest contract charge 0.25% Class IB	$224.78	—	—	—	13.39%
	Highest contract charge 1.45% Class IB	$189.02	—	—	—	12.03%
	All contract charges	—	692	$136,479	1.69%	—
2019	Lowest contract charge 0.40% Class IB	$182.42	—	—	—	21.84%
	Highest contract charge 1.45% Class IB	$168.72	—	—	—	20.55%
	All contract charges	—	653	$113,859	1.69%	—

Target 2045 Allocation
2023	Lowest contract charge 0.00% Class IB	$192.91	—	—	—	18.13%
	Highest contract charge 1.45% Class IB	$215.14	—	—	—	16.42%
	All contract charges	—	757	$173,095	1.61%	—
2022	Lowest contract charge 0.00% Class IB	$163.31	—	—	—	(16.78)%
	Highest contract charge 1.45% Class IB	$184.80	—	—	—	(17.98)%
	All contract charges	—	703	$137,378	1.32%	—

FSA-152

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2045 Allocation (Continued)
2021	Lowest contract charge 0.00% Class IB	$196.23	—	—	—	16.31%
	Highest contract charge 1.45% Class IB	$225.32	—	—	—	14.63%
	All contract charges	—	650	$153,882	1.97%	—
2020	Lowest contract charge 0.25% Class IB	$233.75	—	—	—	13.81%
	Highest contract charge 1.45% Class IB	$196.56	—	—	—	12.44%
	All contract charges	—	595	$122,081	1.61%	—
2019	Lowest contract charge 0.40% Class IB	$193.30	—	—	—	23.85%
	Highest contract charge 1.45% Class IB	$174.82	—	—	—	22.53%
	All contract charges	—	533	$96,751	1.64%	—

Target 2055 Allocation
2023	Lowest contract charge 0.00% Class IB	$205.66	—	—	—	19.83%
	Highest contract charge 1.34% Class IB	$170.02	—	—	—	18.23%
	All contract charges	—	505	$88,096	1.57%	—
2022	Lowest contract charge 0.00% Class IB	$171.63	—	—	—	(17.56)%
	Highest contract charge 1.34% Class IB	$143.81	—	—	—	(18.66)%
	All contract charges	—	416	$61,266	1.21%	—
2021	Lowest contract charge 0.00% Class IB	$208.19	—	—	—	18.26%
	Highest contract charge 1.34% Class IB	$176.81	—	—	—	16.68%
	All contract charges	—	341	$61,142	2.25%	—
2020	Lowest contract charge 0.25% Class IB	$161.21	—	—	—	14.63%
	Highest contract charge 1.34% Class IB	$151.53	—	—	—	13.37%
	All contract charges	—	270	$41,365	1.75%	—
2019	Lowest contract charge 0.50% Class IB	$139.02	—	—	—	26.16%
	Highest contract charge 1.34% Class IB	$133.66	—	—	—	25.09%
	All contract charges	—	197	$26,754	1.77%	—

Templeton Global Bond VIP Fund
2023	Lowest contract charge 0.00% Class 2	$95.41	—	—	—	2.88%
	Highest contract charge 1.20% Class 2	$96.69	—	—	—	1.65%
	All contract charges	—	720	$70,125	0.00%	—
2022	Lowest contract charge 0.00% Class 2	$92.74	—	—	—	(4.95)%
	Highest contract charge 1.20% Class 2	$95.12	—	—	—	(6.08)%
	All contract charges	—	707	$67,593	0.00%	—
2021	Lowest contract charge 0.00% Class 2	$97.57	—	—	—	(5.00)%
	Highest contract charge 1.20% Class 2	$101.28	—	—	—	(6.14)%
	All contract charges	—	695	$70,807	0.00%	—
2020	Lowest contract charge 0.25% Class 2	$119.53	—	—	—	(5.52)%
	Highest contract charge 1.20% Class 2	$107.90	—	—	—	(6.42)%
	All contract charges	—	660	$71,515	8.55%	—
2019	Lowest contract charge 0.50% Class 2	$123.47	—	—	—	1.50%
	Highest contract charge 1.20% Class 2	$115.30	—	—	—	0.79%
	All contract charges	—	641	$74,250	7.01%	—

VanEck VIP Global Resources Fund
2023	Lowest contract charge 0.00% Class S	$83.82	—	—	—	(3.84)%
	Highest contract charge 1.45% Class S	$69.69	—	—	—	(5.24)%
	All contract charges	—	418	$30,091	2.61%	—
2022	Lowest contract charge 0.00% Class S	$87.17	—	—	—	8.12%
	Highest contract charge 1.45% Class S	$73.54	—	—	—	6.56%
	All contract charges	—	450	$33,894	1.55%	—
2021	Lowest contract charge 0.25% Class S	$78.50	—	—	—	18.38%
	Highest contract charge 1.45% Class S	$69.01	—	—	—	16.95%
	All contract charges	—	409	$28,988	0.31%	—
2020	Lowest contract charge 0.25% Class S	$66.31	—	—	—	18.52%
	Highest contract charge 1.45% Class S	$59.01	—	—	—	17.11%
	All contract charges	—	436	$26,222	0.75%	—

FSA-153

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2023

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

VanEck VIP Global Resources Fund (Continued)
2019	Lowest contract charge 0.50% Class S	$54.75	—	—	—	10.99%
	Highest contract charge 1.45% Class S	$50.39	—	—	—	9.93%
	All contract charges	—	401	$20,621	0.00%	—

(a)	Units were made available on June 5, 2020.
(b)	Units were made available on June 12, 2020.
(c)	Units were made available on November 4, 2022.
(d)	EQ/AB Small Cap Growth replaced Delaware Ivy VIP Small Cap Growth due to a substitution on November 11, 2022.
(e)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.
(f)	EQ/Fidelity Institutional AM® Large Cap replaced Invesco V.I. Main Street Fund due to a substitution on November 11, 2022.
(g)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.

**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through April 12, 2024, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-154